UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07043

Name of Registrant:	Vanguard Admiral Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2021—February 28, 2022

Item 1: Reports to Shareholders

Semiannual Report   |   February 28, 2022
Vanguard Money Market Funds
Vanguard Cash Reserves Federal Money Market Fund
Vanguard Federal Money Market Fund
Vanguard Treasury Money Market Fund

Contents
About Your Fund’s Expenses	1
Cash Reserves Federal Money Market Fund	3
Federal Money Market Fund	19
Treasury Money Market Fund	33

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended February 28, 2022
	Beginning Account Value 8/31/2021	Ending Account Value 2/28/2022	Expenses Paid During Period
Based on Actual Fund Return
Cash Reserves Federal Money Market Fund	$1,000.00	$1,000.10	$0.30
Federal Money Market Fund	$1,000.00	$1,000.00	$0.35
Treasury Money Market Fund	$1,000.00	$1,000.10	$0.30
Based on Hypothetical 5% Yearly Return
Cash Reserves Federal Money Market Fund	$1,000.00	$1,024.50	$0.30
Federal Money Market Fund	$1,000.00	$1,024.45	$0.35
Treasury Money Market Fund	$1,000.00	$1,024.50	$0.30
The calculations are based on expenses incurred in the most recent six-month period. The funds annualized six-month expense ratios for that period are 0.06% for the Cash Reserves Federal Money Market Fund, 0.07% for the Federal Money Market Fund, and 0.06% for the Treasury Money Market Fund. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Cash Reserves Federal Money Market Fund
Distribution by Effective Maturity (% of investments)
As of February 28, 2022
1 - 7 Days	50.5%
8 - 30 Days	4.3
31 - 60 Days	17.1
61 - 90 Days	13.6
91 - 180 Days	13.4
Over 180 Days	1.1
3

Cash Reserves Federal Money Market Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2022
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (68.5%)
[2]	Fannie Mae Discount Notes	0.051%–0.056%	3/2/22	33,562	33,562
[3]	Federal Farm Credit Banks Funding Corp., EFFR - 0.020%	0.060%	3/1/22	64,000	63,983
[3]	Federal Farm Credit Banks Funding Corp., EFFR + 0.000%	0.080%	3/1/22	17,000	17,000
[3]	Federal Farm Credit Banks Funding Corp., EFFR + 0.030%	0.110%	3/1/22	71,000	70,987
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.000%	0.050%	3/1/22	78,000	78,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.005%	0.055%	3/1/22	125,000	124,998
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.005%	0.055%	3/1/22	117,000	116,990
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.005%	0.055%	3/1/22	115,000	115,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.005%	0.055%	3/1/22	74,500	74,493
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.008%	0.058%	3/1/22	66,000	65,987
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.008%	0.058%	3/1/22	53,000	52,995
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.010%	0.060%	3/1/22	88,000	87,994
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.013%	0.063%	3/1/22	63,000	62,984
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.025%	0.075%	3/1/22	136,000	135,994
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.025%	0.075%	3/1/22	100,000	99,998
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.025%	0.075%	3/1/22	35,000	35,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.025%	0.075%	3/1/22	24,000	24,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.030%	0.080%	3/1/22	127,000	126,998
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.035%	0.085%	3/1/22	247,000	247,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.040%	0.090%	3/1/22	80,000	79,990
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.040%	0.090%	3/1/22	38,000	38,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.040%	0.090%	3/1/22	31,000	31,004
4

Cash Reserves Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.045%	0.095%	3/1/22	57,000	57,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.050%	0.100%	3/1/22	111,000	111,005
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.050%	0.100%	3/1/22	91,000	91,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.050%	0.100%	3/1/22	69,125	69,131
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.050%	0.100%	3/1/22	15,000	15,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.055%	0.105%	3/1/22	351,000	350,995
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.055%	0.105%	3/1/22	175,000	175,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.055%	0.105%	3/1/22	65,000	65,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.060%	0.110%	3/1/22	225,000	224,994
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.060%	0.110%	3/1/22	158,000	157,999
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.060%	0.110%	3/1/22	80,000	80,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.060%	0.110%	3/1/22	60,000	60,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.060%	0.110%	3/1/22	45,000	45,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.070%	0.120%	3/1/22	246,000	245,999
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.070%	0.120%	3/1/22	11,000	11,002
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.080%	0.130%	3/1/22	122,000	122,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.080%	0.130%	3/1/22	98,000	98,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.090%	0.140%	3/1/22	117,000	117,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.310%	0.360%	3/1/22	37,000	37,073
[3]	Federal Farm Credit Banks Funding Corp., United States Treasury 3M Bill Money Market Yield + 0.040%	0.400%	3/1/22	61,000	60,998
[3]	Federal Farm Credit Banks Funding Corp., United States Treasury 3M Bill Money Market Yield + 0.050%	0.410%	3/1/22	8,000	8,001
[3]	Federal Farm Credit Banks Funding Corp., United States Treasury 3M Bill Money Market Yield + 0.065%	0.425%	3/1/22	148,000	147,999
[3]	Federal Farm Credit Banks Funding Corp., United States Treasury 3M Bill Money Market Yield + 0.065%	0.425%	3/1/22	91,000	90,998
[3]	Federal Farm Credit Banks Funding Corp., United States Treasury 3M Bill Money Market Yield + 0.070%	0.430%	3/1/22	123,000	122,997
[3]	Federal Farm Credit Banks Funding Corp., United States Treasury 3M Bill Money Market Yield + 0.070%	0.450%	3/1/22	41,000	40,999
	Federal Home Loan Banks	0.050%	3/1/22	1,000,000	1,000,000
	Federal Home Loan Banks	0.050%	3/2/22	86,000	86,000
	Federal Home Loan Banks	0.050%	3/7/22	86,000	86,000
	Federal Home Loan Banks	0.055%	3/11/22	79,000	79,000
	Federal Home Loan Banks	2.500%	3/11/22	36,570	36,595
	Federal Home Loan Banks	2.250%	3/11/22	27,935	27,952
5

Cash Reserves Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Federal Home Loan Banks	0.045%	3/17/22	124,000	123,999
	Federal Home Loan Banks	0.050%	3/18/22	1,250,000	1,249,997
	Federal Home Loan Banks	0.045%	3/21/22	160,000	159,999
	Federal Home Loan Banks	0.055%	3/22/22	79,000	79,000
	Federal Home Loan Banks	0.050%	3/23/22	500,000	499,999
	Federal Home Loan Banks	0.050%	3/23/22	250,000	250,000
	Federal Home Loan Banks	0.050%	3/25/22	212,500	212,499
	Federal Home Loan Banks	0.050%	3/29/22	50,000	50,000
	Federal Home Loan Banks	0.050%	4/1/22	1,300,000	1,299,994
	Federal Home Loan Banks	0.061%	4/4/22	500,000	499,995
	Federal Home Loan Banks	0.040%	4/4/22	153,000	152,997
	Federal Home Loan Banks	0.050%	4/6/22	176,000	175,999
	Federal Home Loan Banks	0.050%	4/7/22	81,000	81,000
	Federal Home Loan Banks	0.050%	4/8/22	160,000	159,999
	Federal Home Loan Banks	0.050%	4/13/22	500,000	499,996
	Federal Home Loan Banks	0.065%	4/14/22	230,000	230,000
	Federal Home Loan Banks	0.050%	4/21/22	166,000	165,998
	Federal Home Loan Banks	0.050%	4/21/22	161,000	160,999
	Federal Home Loan Banks	0.095%	4/22/22	700,000	699,995
	Federal Home Loan Banks	0.080%	4/22/22	500,000	499,986
	Federal Home Loan Banks	0.060%	4/28/22	500,000	499,996
	Federal Home Loan Banks	0.095%	4/29/22	500,000	499,995
	Federal Home Loan Banks	0.080%	4/29/22	500,000	499,984
	Federal Home Loan Banks	0.050%	5/6/22	500,000	499,995
	Federal Home Loan Banks	0.120%	5/20/22	865,240	865,196
	Federal Home Loan Banks	0.120%	6/1/22	300,000	299,984
	Federal Home Loan Banks	0.120%	6/6/22	300,000	299,979
	Federal Home Loan Banks Discount Notes	0.051%	3/2/22	107,572	107,572
	Federal Home Loan Banks Discount Notes	0.051%	3/7/22	76,000	75,999
	Federal Home Loan Banks Discount Notes	0.051%–0.056%	3/8/22	19,838	19,838
	Federal Home Loan Banks Discount Notes	0.051%–0.056%	3/10/22	154,975	154,973
	Federal Home Loan Banks Discount Notes	0.052%–0.056%	3/11/22	52,864	52,863
	Federal Home Loan Banks Discount Notes	0.056%	3/16/22	5,486	5,486
	Federal Home Loan Banks Discount Notes	0.061%	3/18/22	294,730	294,722
	Federal Home Loan Banks Discount Notes	0.063%	3/25/22	100,000	99,996
	Federal Home Loan Banks Discount Notes	0.091%	4/4/22	250,000	249,979
	Federal Home Loan Banks Discount Notes	0.056%–0.142%	4/6/22	453,552	453,499
	Federal Home Loan Banks Discount Notes	0.056%–0.239%	4/8/22	155,000	154,967
	Federal Home Loan Banks Discount Notes	0.150%	4/14/22	500,000	499,908
	Federal Home Loan Banks Discount Notes	0.183%	4/19/22	231,000	230,937
	Federal Home Loan Banks Discount Notes	0.236%	4/26/22	310,000	309,884
	Federal Home Loan Banks Discount Notes	0.076%	5/6/22	940,000	939,862
	Federal Home Loan Banks Discount Notes	0.133%	5/13/22	500,000	499,858
	Federal Home Loan Banks Discount Notes	0.177%	5/17/22	50,000	49,981
	Federal Home Loan Banks Discount Notes	0.184%	5/20/22	600,000	599,733
	Federal Home Loan Banks Discount Notes	0.211%	5/27/22	800,000	799,594
	Federal Home Loan Banks Discount Notes	0.129%	6/15/22	120,000	119,955
	Federal Home Loan Banks Discount Notes	0.158%	6/22/22	850,000	849,581
[3]	Federal Home Loan Banks, SOFR + 0.000%	0.050%	3/1/22	198,000	198,000
[3]	Federal Home Loan Banks, SOFR + 0.000%	0.050%	5/24/22	500,000	500,000
[3]	Federal Home Loan Banks, SOFR + 0.005%	0.055%	3/1/22	464,000	464,000
[3]	Federal Home Loan Banks, SOFR + 0.005%	0.055%	3/1/22	330,000	330,000
[3]	Federal Home Loan Banks, SOFR + 0.005%	0.055%	3/1/22	155,000	155,000
[3]	Federal Home Loan Banks, SOFR + 0.005%	0.055%	3/1/22	155,000	155,000
[3]	Federal Home Loan Banks, SOFR + 0.005%	0.055%	3/1/22	155,000	155,000
[3]	Federal Home Loan Banks, SOFR + 0.005%	0.055%	3/1/22	132,000	132,000
[3]	Federal Home Loan Banks, SOFR + 0.005%	0.055%	3/1/22	79,000	79,000
[3]	Federal Home Loan Banks, SOFR + 0.005%	0.055%	7/25/22	84,000	84,000
[3]	Federal Home Loan Banks, SOFR + 0.005%	0.055%	7/28/22	155,000	155,000
[3]	Federal Home Loan Banks, SOFR + 0.005%	0.055%	8/1/22	500,000	500,000
[3]	Federal Home Loan Banks, SOFR + 0.005%	0.055%	8/4/22	93,000	93,000
[3]	Federal Home Loan Banks, SOFR + 0.005%	0.055%	8/30/22	500,000	500,000
6

Cash Reserves Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Federal Home Loan Banks, SOFR + 0.005%	0.550%	8/30/22	500,000	500,000
[3]	Federal Home Loan Banks, SOFR + 0.010%	0.060%	3/1/22	500,000	500,000
[3]	Federal Home Loan Banks, SOFR + 0.010%	0.060%	3/1/22	210,000	210,000
[3]	Federal Home Loan Banks, SOFR + 0.010%	0.060%	3/1/22	112,000	112,001
[3]	Federal Home Loan Banks, SOFR + 0.010%	0.060%	7/21/22	223,000	223,000
[3]	Federal Home Loan Banks, SOFR + 0.010%	0.060%	7/26/22	150,000	150,000
[3]	Federal Home Loan Banks, SOFR + 0.015%	0.065%	3/1/22	160,000	160,000
[3]	Federal Home Loan Banks, SOFR + 0.015%	0.065%	3/1/22	88,000	88,000
[3]	Federal Home Loan Banks, SOFR + 0.015%	0.065%	3/1/22	44,000	44,000
[3]	Federal Home Loan Banks, SOFR + 0.035%	0.085%	3/1/22	68,000	67,992
[3]	Federal Home Loan Banks, SOFR + 0.080%	0.130%	3/1/22	569,000	569,000
[3]	Federal Home Loan Banks, SOFR + 0.085%	0.135%	3/1/22	10,000	10,000
[3]	Federal Home Loan Banks, SOFR + 0.090%	0.140%	3/1/22	8,000	8,003
[3]	Federal Home Loan Banks, SOFR + 0.140%	0.190%	3/1/22	143,000	143,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.095%	0.145%	3/1/22	350,000	350,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.095%	0.145%	3/1/22	178,000	178,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.100%	0.150%	3/1/22	350,000	350,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.150%	0.200%	3/1/22	71,500	71,500
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.180%	0.230%	3/1/22	429,000	429,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.190%	0.240%	3/1/22	870,000	870,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.190%	0.240%	3/1/22	19,251	19,260
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.200%	0.250%	3/1/22	53,000	53,000
[2,3]	Federal National Mortgage Assn., SOFR + 0.110%	0.160%	3/1/22	23,000	23,000
[2,3]	Federal National Mortgage Assn., SOFR + 0.120%	0.170%	3/1/22	73,000	73,000
[2,3]	Federal National Mortgage Assn., SOFR + 0.170%	0.220%	3/1/22	105,250	105,254
[2,3]	Federal National Mortgage Assn., SOFR + 0.180%	0.230%	3/1/22	382,000	382,019
[2,3]	Federal National Mortgage Assn., SOFR + 0.190%	0.240%	3/1/22	204,000	204,009
[2,3]	Federal National Mortgage Assn., SOFR + 0.220%	0.270%	3/1/22	194,000	194,078
[2,3]	Federal National Mortgage Assn., SOFR + 0.220%	0.270%	3/1/22	114,000	114,010
[2,3]	Federal National Mortgage Assn., SOFR + 0.270%	0.320%	3/1/22	71,000	71,033
[2,3]	Federal National Mortgage Assn., SOFR + 0.320%	0.370%	3/1/22	106,000	106,052
[2,3]	Federal National Mortgage Assn., SOFR + 0.350%	0.400%	3/1/22	8,000	8,003
[2,3]	Federal National Mortgage Assn., SOFR + 0.390%	0.440%	3/1/22	137,000	137,065
[2]	Freddie Mac Discount Notes	0.161%–0.176%	5/10/22	700,000	699,773
	United States Cash Management Bill	0.193%	5/17/22	750,000	749,679
	United States Cash Management Bill	0.266%	5/24/22	1,000,000	999,358
	United States Treasury Bill	0.013%–0.058%	3/1/22	25,540	25,540
	United States Treasury Bill	0.079%	3/22/22	315,000	314,984
	United States Treasury Bill	0.130%	3/29/22	96,000	95,994
	United States Treasury Bill	0.072%	4/5/22	469,000	468,966
	United States Treasury Bill	0.055%	4/7/22	257,400	257,384
	United States Treasury Bill	0.087%	4/12/22	899,430	899,336
	United States Treasury Bill	0.055%	4/14/22	931,300	931,237
7

Cash Reserves Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Bill	0.233%	4/19/22	630,000	629,923
	United States Treasury Bill	0.06%–0.169%	4/21/22	2,023,900	2,023,572
	United States Treasury Bill	0.186%	4/26/22	755,350	755,221
	United States Treasury Bill	0.187%	4/28/22	1,800,000	1,799,449
	United States Treasury Bill	0.065%	5/5/22	1,034,075	1,033,954
	United States Treasury Bill	0.064%	5/12/22	272,300	272,265
	United States Treasury Bill	0.065%	5/19/22	2,000,000	1,999,715
	United States Treasury Bill	0.069%	5/26/22	2,000,000	1,999,666
	United States Treasury Bill	0.09%–0.354%	6/2/22	2,000,000	1,999,027
	United States Treasury Bill	0.126%–0.143%	6/9/22	1,913,000	1,912,278
	United States Treasury Bill	0.130%	6/16/22	1,000,000	999,614
	United States Treasury Bill	0.160%	6/23/22	500,000	499,747
	United States Treasury Bill	0.210%	6/30/22	1,000,000	999,294
	United States Treasury Bill	0.220%	7/7/22	1,500,000	1,498,827
	United States Treasury Bill	0.367%	7/21/22	500,000	499,280
	United States Treasury Bill	0.380%	7/28/22	450,000	449,292
[3]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.034%	0.394%	3/1/22	537,000	537,009
[3]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.049%	0.409%	3/1/22	1,306,000	1,306,098
[3]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.055%	0.415%	3/1/22	1,430,000	1,430,046
[3]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.055%	0.415%	3/1/22	234,000	234,054
[3]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.114%	0.474%	3/1/22	37,000	37,007
	United States Treasury Note/Bond	0.125%	4/30/22	27,000	27,001
	United States Treasury Note/Bond	1.875%	4/30/22	21,000	21,062
	United States Treasury Note/Bond	0.125%	6/30/22	81,000	80,990
	United States Treasury Note/Bond	1.750%	7/15/22	64,000	64,381
	United States Treasury Note/Bond	0.125%	7/31/22	236,000	235,955
	United States Treasury Note/Bond	1.875%	7/31/22	99,000	99,705
	United States Treasury Note/Bond	2.000%	7/31/22	78,000	78,596
	United States Treasury Note/Bond	1.625%	8/15/22	129,000	129,851
	United States Treasury Note/Bond	1.500%	8/15/22	40,000	40,241
Total U.S. Government and Agency Obligations (Cost $62,149,111)					62,149,111
Repurchase Agreements (33.3%)
	BNP Paribas (Dated 2/28/22, Repurchase Value $173,000,000, collateralized by U.S. Treasury Bill 0.000%, 6/21/22, U.S. Treasury Inflation Indexed Note/Bond 0.125%–2.000%, 1/15/26–2/15/46, and U.S. Treasury Note/Bond 1.250%–7.125%, 10/15/22–11/15/51, with a value of $176,460,000)	0.050%	3/1/22	173,000	173,000
	Canadian Imperial Bank of Commerce (Dated 2/11/22, Repurchase Value $153,007,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–1.375%, 7/15/22–2/15/50, and U.S. Treasury Note/Bond 0.875%–3.125%, 8/15/28–5/15/48, with a value of $156,060,000)	0.055%	3/11/22	153,000	153,000
8

Cash Reserves Federal Money Market Fund
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
Canadian Imperial Bank of Commerce (Dated 2/14/22, Repurchase Value $64,003,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–2.375%, 1/15/25–2/15/45, and U.S. Treasury Note/Bond 1.125%–3.125%, 2/15/23–11/15/50, with a value of $65,280,000)	0.055%	3/14/22	64,000	64,000
Credit Agricole Securities (USA) Inc. (Dated 2/28/22, Repurchase Value $150,000,000, collateralized by U.S. Treasury Note/Bond 2.000%–2.250%, 11/15/41–8/15/49, with a value of $153,000,000)	0.050%	3/1/22	150,000	150,000
Federal Reserve Bank of New York (Dated 2/28/22, Repurchase Value $27,620,038,000, collateralized by U.S. Treasury Note/Bond 0.250%–2.875%, 5/15/24–11/15/49, with a value of $27,620,038,000)	0.050%	3/1/22	27,620,000	27,620,000
Fixed Income Clearing Corp. (Dated 2/28/22, Repurchase Value $62,000,000, collateralized by U.S. Treasury Note/Bond 2.750%, 11/15/47, with a value of $63,240,000)	0.055%	3/1/22	62,000	62,000
Goldman Sachs & Co. (Dated 2/28/22, Repurchase Value $231,000,000, collateralized by U.S. Treasury Note/Bond 2.875%, 5/31/25, with a value of $235,620,000)	0.050%	3/1/22	231,000	231,000
JP Morgan Securities LLC (Dated 2/28/22, Repurchase Value $115,000,000, collateralized by U.S. Treasury Bill 0.000%, 3/3/22–1/26/23, with a value of $117,300,000)	0.050%	3/1/22	115,000	115,000
Societe Generale (Dated 2/28/22, Repurchase Value $115,000,000, collateralized by U.S. Treasury Bill 0.000%, 5/19/22, U.S. Treasury Inflation Indexed Note/Bond 3.625%, 4/15/28, and U.S. Treasury Note/Bond 0.500%–7.625%, 8/15/22–11/15/50, with a value of $117,300,000)	0.050%	3/1/22	115,000	115,000
Standard Chartered Bank (Dated 2/28/22, Repurchase Value $248,000,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–0.750%, 1/15/27–2/15/51, and U.S. Treasury Note/Bond 0.125%–4.375%, 8/15/23–5/15/51, with a value of $252,960,000)	0.055%	3/1/22	248,000	248,000
Sumitomo Mitsui Banking Corp. (Dated 2/28/22, Repurchase Value $1,165,002,000, collateralized by U.S. Treasury Bill 0.000%, 6/2/22–8/11/22, and U.S. Treasury Note/Bond 0.500%–3.625%, 7/31/22–5/15/50, with a value of $1,188,300,000)	0.055%	3/1/22	1,165,000	1,165,000
9

Cash Reserves Federal Money Market Fund
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
TD Securities (USA) LLC (Dated 2/28/22, Repurchase Value $58,000,000, collateralized by U.S. Treasury Note/Bond 2.750%, 11/15/23, with a value of $59,160,000)	0.050%	3/1/22	58,000	58,000
Total Repurchase Agreements (Cost $30,154,000)				30,154,000
Total Investments (101.8%) (Cost $92,303,111)				92,303,111
Other Assets and Liabilities—Net (-1.8%)				(1,623,204)
Net Assets (100%)				90,679,907
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3M—3-month.
EFFR—Effective Federal Funds Rate.
SOFR—Secured Overnight Financing Rate.

See accompanying Notes, which are an integral part of the Financial Statements.
10

Cash Reserves Federal Money Market Fund
Statement of Assets and Liabilities
As of February 28, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $62,149,111)	62,149,111
Repurchase Agreements (Cost $30,154,000)	30,154,000
Total Investments in Securities	92,303,111
Investment in Vanguard	3,055
Cash	30,157
Receivables for Investment Securities Sold	119,997
Receivables for Accrued Income	6,587
Receivables for Capital Shares Issued	142,237
Total Assets	92,605,144
Liabilities
Payables for Investment Securities Purchased	1,749,318
Payables for Capital Shares Redeemed	172,837
Payables for Distributions	49
Payables to Vanguard	3,033
Total Liabilities	1,925,237
Net Assets	90,679,907
At February 28, 2022, net assets consisted of:

Paid-in Capital	90,679,780
Total Distributable Earnings (Loss)	127
Net Assets	90,679,907

Admiral Shares—Net Assets
Applicable to 90,666,496,939 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	90,679,907
Net Asset Value Per Share—Admiral Shares	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.
11

Cash Reserves Federal Money Market Fund
Statement of Operations

Six Months Ended February 28, 2022
($000)
Investment Income
Income
Interest	33,838
Total Income	33,838
Expenses
The Vanguard Group—Note B
Investment Advisory Services	876
Management and Administrative—Admiral Shares	41,517
Marketing and Distribution—Admiral Shares	2,790
Custodian Fees	160
Shareholders’ Reports—Admiral Shares	385
Trustees’ Fees and Expenses	23
Other Expenses	7
Total Expenses	45,758
Expense Reduction—Note B	(16,563)
Net Expenses	29,195
Net Investment Income	4,643
Realized Net Gain (Loss) on Investment Securities Sold	116
Net Increase (Decrease) in Net Assets Resulting from Operations	4,759

See accompanying Notes, which are an integral part of the Financial Statements.
12

Cash Reserves Federal Money Market Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2022	Year Ended August 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	4,643	14,551
Realized Net Gain (Loss)	116	106
Net Increase (Decrease) in Net Assets Resulting from Operations	4,759	14,657
Distributions
Investor Shares	—	(5,977)
Admiral Shares	(13,121)	(8,575)
Total Distributions	(13,121)	(14,552)
Capital Share Transactions (at $1.00 per share)
Investor Shares	—	(97,672,378)
Admiral Shares	(4,195,162)	69,160,933
Net Increase (Decrease) from Capital Share Transactions	(4,195,162)	(28,511,445)
Total Increase (Decrease)	(4,203,524)	(28,511,340)
Net Assets
Beginning of Period	94,883,431	123,394,771
End of Period	90,679,907	94,883,431

See accompanying Notes, which are an integral part of the Financial Statements.
13

Cash Reserves Federal Money Market Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2022	Year Ended August 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income[1]	.0001	.0002	.012	.024	.016	.009
Net Realized and Unrealized Gain (Loss) on Investments	.0001	—	—	—	—	—
Total from Investment Operations	.0002	.0002	.012	.024	.016	.009
Distributions
Dividends from Net Investment Income	(.0001)	(.0002)	(.012)	(.024)	(.016)	(.009)
Distributions from Realized Capital Gains	(.0001)	—	—	—	—	—
Total Distributions	(.0002)	(.0002)	(.012)	(.024)	(.016)	(.009)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.02%	1.21%	2.42%	1.66%	0.89%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$90,680	$94,883	$25,704	$18,923	$16,118	$11,997
Ratio of Total Expenses to Average Net Assets[3]	0.06%	0.07%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	0.01%	0.02%	1.20%	2.39%	1.65%	0.88%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.10% for the six months ended February 28, 2022 and 0.10% for the year ended August 31, 2021. For the years ended August 31, 2020, 2019, 2018, and 2017, there were no expense reductions.

See accompanying Notes, which are an integral part of the Financial Statements.
14

Cash Reserves Federal Money Market Fund
Notes to Financial Statements
Vanguard Cash Reserves Federal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Prior to July 16, 2021, the fund offered Investor Shares. Effective at the close of business on July 16, 2021, the remaining Investor Shares were converted to Admiral Shares.
The fund invests in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities, and repurchase agreements collateralized by such instruments. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.
2. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or
15

Cash Reserves Federal Money Market Fund
emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2022, the fund had contributed to Vanguard capital in the amount of $3,055,000, representing less than 0.01% of the fund’s net assets and 1.22% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. For the six months ended February 28, 2022, Vanguard's expenses were reduced by $16,563,000 (an annual effective rate of 0.04% of the fund's average net assets); the fund is not obligated to repay this amount to Vanguard.
16

Cash Reserves Federal Money Market Fund
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At February 28, 2022, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.
D.	As of February 28, 2022, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	92,303,111
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—
E.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2022		Year Ended August 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	—	—	14,263,647	14,263,646
Issued in Lieu of Cash Distributions	—	—	5,196	5,196
Redeemed[1]	—	—	(111,941,221)	(111,941,221)
Net Increase (Decrease)—Investor Shares	—	—	(97,672,378)	(97,672,379)
Admiral Shares
Issued[1]	15,355,798	15,355,798	102,633,298	102,633,299
Issued in Lieu of Cash Distributions	12,299	12,299	7,874	7,873
Redeemed	(19,563,259)	(19,563,259)	(33,480,239)	(33,480,239)
Net Increase (Decrease)—Admiral Shares	(4,195,162)	(4,195,162)	69,160,933	69,160,933
1	In August 2020, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, the outstanding Investor Shares have been converted to Admiral Shares. Investor Shares—Redeemed and Admiral Shares—Issued include $71,911,258,000 and 71,911,258,000 shares from the conversion during the year ended August 31, 2021.
17

Cash Reserves Federal Money Market Fund
F.	Market disruptions associated with current geopolitical events have had a global impact, and uncertainty exists as to their implications. Such disruptions can adversely affect assets and thus performance of the fund; at this time, an aggregate effect on assets and performance cannot be reasonably estimated. Management is continuing to monitor these developments and evaluate impacts they may have on the fund.
Management has determined that no other events or transactions occurred subsequent to February 28, 2022, that would require recognition or disclosure in these financial statements.
18

Federal Money Market Fund
Distribution by Effective Maturity (% of investments)
As of February 28, 2022
1 - 7 Days	59.5%
8 - 30 Days	2.6
31 - 60 Days	15.0
61 - 90 Days	9.1
91 - 180 Days	13.4
Over 180 Days	0.4
19

Federal Money Market Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2022
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (56.7%)
[2]	Fannie Mae Discount Notes	0.051%–0.056%	3/2/22	83,000	83,000
[3]	Federal Farm Credit Banks Funding Corp., EFFR - 0.020%	0.060%	3/1/22	135,000	134,964
[3]	Federal Farm Credit Banks Funding Corp., EFFR + 0.000%	0.080%	3/1/22	33,000	33,000
[3]	Federal Farm Credit Banks Funding Corp., EFFR + 0.030%	0.110%	3/1/22	154,000	153,973
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.000%	0.050%	3/1/22	172,000	171,999
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.005%	0.055%	3/1/22	250,000	249,997
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.005%	0.055%	3/1/22	248,000	247,978
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.005%	0.055%	3/1/22	235,000	235,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.005%	0.055%	3/1/22	158,000	157,986
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.008%	0.058%	3/1/22	140,800	140,772
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.008%	0.058%	3/1/22	112,000	111,990
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.010%	0.060%	3/1/22	187,000	186,987
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.013%	0.063%	3/1/22	140,600	140,565
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.025%	0.075%	3/1/22	289,000	288,987
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.025%	0.075%	3/1/22	212,000	211,996
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.025%	0.075%	3/1/22	64,000	64,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.025%	0.075%	3/1/22	52,050	52,049
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.030%	0.080%	3/1/22	239,000	238,996
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.035%	0.085%	3/1/22	550,000	550,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.040%	0.090%	3/1/22	170,000	169,978
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.040%	0.090%	3/1/22	84,000	84,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.040%	0.090%	3/1/22	69,000	69,008
20

Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.045%	0.095%	3/1/22	127,000	127,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.050%	0.100%	3/1/22	224,000	224,011
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.050%	0.100%	3/1/22	199,000	199,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.050%	0.100%	3/1/22	129,000	129,012
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.050%	0.100%	3/1/22	35,000	35,001
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.055%	0.105%	3/1/22	350,000	350,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.055%	0.105%	3/1/22	146,000	146,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.060%	0.110%	3/1/22	268,000	267,998
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.060%	0.110%	3/1/22	109,000	109,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.060%	0.110%	3/1/22	80,000	80,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.060%	0.110%	3/1/22	45,000	45,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.070%	0.120%	3/1/22	404,000	403,999
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.070%	0.120%	3/1/22	24,000	24,005
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.080%	0.130%	3/1/22	166,000	166,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.080%	0.130%	3/1/22	127,000	127,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.085%	0.135%	3/1/22	85,000	85,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.090%	0.140%	3/1/22	193,000	193,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.310%	0.360%	3/1/22	78,000	78,154
[3]	Federal Farm Credit Banks Funding Corp., United States Treasury 3M Bill Money Market Yield + 0.035%	0.395%	3/1/22	40,000	39,999
[3]	Federal Farm Credit Banks Funding Corp., United States Treasury 3M Bill Money Market Yield + 0.040%	0.400%	3/1/22	114,000	113,997
[3]	Federal Farm Credit Banks Funding Corp., United States Treasury 3M Bill Money Market Yield + 0.050%	0.410%	3/1/22	17,000	17,003
[3]	Federal Farm Credit Banks Funding Corp., United States Treasury 3M Bill Money Market Yield + 0.065%	0.425%	3/1/22	159,000	158,996
[3]	Federal Farm Credit Banks Funding Corp., United States Treasury 3M Bill Money Market Yield + 0.070%	0.430%	3/1/22	194,000	193,996
[3]	Federal Farm Credit Banks Funding Corp., United States Treasury 3M Bill Money Market Yield + 0.070%	0.450%	3/1/22	58,000	57,999
	Federal Home Loan Banks	0.050%	3/2/22	214,000	214,000
	Federal Home Loan Banks	0.050%	3/7/22	214,000	214,000
	Federal Home Loan Banks	0.055%	3/11/22	171,000	171,000
	Federal Home Loan Banks	2.250%	3/11/22	59,000	59,036
	Federal Home Loan Banks	2.500%	3/11/22	20,000	20,014
	Federal Home Loan Banks	0.045%	3/17/22	265,000	264,999
	Federal Home Loan Banks	0.045%	3/21/22	340,000	339,998
	Federal Home Loan Banks	0.055%	3/22/22	171,000	171,000
21

Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Federal Home Loan Banks	0.050%	3/24/22	250,000	249,998
	Federal Home Loan Banks	0.050%	3/25/22	250,000	249,998
	Federal Home Loan Banks	0.050%	3/29/22	100,000	100,000
	Federal Home Loan Banks	0.040%	4/4/22	326,000	325,995
	Federal Home Loan Banks	0.050%	4/6/22	374,000	373,998
	Federal Home Loan Banks	0.050%	4/7/22	169,000	168,999
	Federal Home Loan Banks	0.050%	4/8/22	340,000	339,998
	Federal Home Loan Banks	0.050%	4/21/22	339,000	338,997
	Federal Home Loan Banks	0.050%	4/21/22	334,000	333,996
	Federal Home Loan Banks	0.060%	10/25/22	900,000	900,000
	Federal Home Loan Banks Discount Notes	0.061%	3/4/22	348	348
	Federal Home Loan Banks Discount Notes	0.056%–0.061%	3/7/22	1,631	1,631
	Federal Home Loan Banks Discount Notes	0.056%	3/9/22	968	968
	Federal Home Loan Banks Discount Notes	0.052%–0.056%	3/11/22	119,691	119,689
	Federal Home Loan Banks Discount Notes	0.061%	3/16/22	1,098	1,098
	Federal Home Loan Banks Discount Notes	0.056%	4/6/22	275,423	275,408
	Federal Home Loan Banks Discount Notes	0.056%–0.239%	4/8/22	345,000	344,926
	Federal Home Loan Banks Discount Notes	0.183%	4/19/22	519,000	518,859
	Federal Home Loan Banks Discount Notes	0.180%	4/20/22	100,000	99,975
	Federal Home Loan Banks Discount Notes	0.236%–0.240%	4/26/22	690,000	689,742
	Federal Home Loan Banks Discount Notes	0.129%	6/15/22	256,000	255,903
[3]	Federal Home Loan Banks, SOFR + 0.000%	0.050%	3/1/22	402,000	402,000
[3]	Federal Home Loan Banks, SOFR + 0.005%	0.055%	3/1/22	1,036,000	1,036,000
[3]	Federal Home Loan Banks, SOFR + 0.005%	0.055%	3/1/22	670,000	670,000
[3]	Federal Home Loan Banks, SOFR + 0.005%	0.055%	3/1/22	345,000	345,000
[3]	Federal Home Loan Banks, SOFR + 0.005%	0.055%	3/1/22	345,000	345,000
[3]	Federal Home Loan Banks, SOFR + 0.005%	0.055%	3/1/22	345,000	345,000
[3]	Federal Home Loan Banks, SOFR + 0.005%	0.055%	3/1/22	268,000	268,000
[3]	Federal Home Loan Banks, SOFR + 0.005%	0.055%	3/1/22	161,000	161,000
[3]	Federal Home Loan Banks, SOFR + 0.005%	0.055%	7/25/22	186,000	186,000
[3]	Federal Home Loan Banks, SOFR + 0.005%	0.055%	7/28/22	345,000	345,000
[3]	Federal Home Loan Banks, SOFR + 0.005%	0.055%	8/4/22	207,000	207,000
[3]	Federal Home Loan Banks, SOFR + 0.010%	0.060%	3/1/22	540,000	540,000
[3]	Federal Home Loan Banks, SOFR + 0.010%	0.060%	3/1/22	237,000	237,002
[3]	Federal Home Loan Banks, SOFR + 0.010%	0.060%	7/21/22	669,000	669,000
[3]	Federal Home Loan Banks, SOFR + 0.010%	0.060%	7/26/22	453,000	453,000
[3]	Federal Home Loan Banks, SOFR + 0.015%	0.065%	3/1/22	340,000	340,000
[3]	Federal Home Loan Banks, SOFR + 0.015%	0.065%	3/1/22	162,000	162,000
[3]	Federal Home Loan Banks, SOFR + 0.015%	0.065%	3/1/22	81,000	81,000
[3]	Federal Home Loan Banks, SOFR + 0.035%	0.085%	3/1/22	148,000	147,982
[3]	Federal Home Loan Banks, SOFR + 0.080%	0.130%	3/1/22	970,000	970,000
[3]	Federal Home Loan Banks, SOFR + 0.085%	0.135%	3/1/22	250,000	250,000
[3]	Federal Home Loan Banks, SOFR + 0.090%	0.140%	3/1/22	17,000	17,005
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.095%	0.145%	3/1/22	287,000	287,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.095%	0.145%	3/1/22	200,000	200,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.100%	0.150%	3/1/22	150,000	150,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.140%	0.190%	3/1/22	100,000	100,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.160%	0.210%	3/1/22	290,000	290,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.180%	0.230%	3/1/22	568,000	568,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.190%	0.240%	3/1/22	500,000	500,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.190%	0.240%	3/1/22	43,144	43,164
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.260%	0.310%	3/1/22	1,500,000	1,500,000
22

Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,3]	Federal National Mortgage Assn., SOFR + 0.120%	0.170%	3/1/22	157,000	157,000
[2,3]	Federal National Mortgage Assn., SOFR + 0.170%	0.220%	3/1/22	197,000	197,007
[2,3]	Federal National Mortgage Assn., SOFR + 0.180%	0.230%	3/1/22	68,000	68,040
[2,3]	Federal National Mortgage Assn., SOFR + 0.190%	0.240%	3/1/22	326,723	326,862
[2,3]	Federal National Mortgage Assn., SOFR + 0.220%	0.270%	3/1/22	376,000	376,152
[2,3]	Federal National Mortgage Assn., SOFR + 0.220%	0.270%	3/1/22	195,000	195,017
[2,3]	Federal National Mortgage Assn., SOFR + 0.270%	0.320%	3/1/22	136,300	136,363
[2,3]	Federal National Mortgage Assn., SOFR + 0.300%	0.350%	3/1/22	425,000	425,000
[2,3]	Federal National Mortgage Assn., SOFR + 0.320%	0.370%	3/1/22	196,700	196,796
[2,3]	Federal National Mortgage Assn., SOFR + 0.350%	0.400%	3/1/22	17,000	17,006
[2,3]	Federal National Mortgage Assn., SOFR + 0.390%	0.440%	3/1/22	261,000	261,124
[2]	Freddie Mac Discount Notes	0.056%	3/17/22	841	841
	United States Cash Management Bill	0.121%	5/3/22	1,500,000	1,499,672
	United States Cash Management Bill	0.145%	5/10/22	3,000,000	2,999,125
	United States Cash Management Bill	0.193%	5/17/22	3,000,000	2,998,717
	United States Cash Management Bill	0.266%	5/24/22	4,000,000	3,997,433
	United States Cash Management Bill	0.551%	6/28/22	661,500	660,254
	United States Treasury Bill	0.051%–0.058%	3/1/22	3,048,638	3,048,638
	United States Treasury Bill	0.049%	3/3/22	1,203,362	1,203,358
	United States Treasury Bill	0.051%–0.053%	3/8/22	1,078,400	1,078,388
	United States Treasury Bill	0.069%	3/10/22	1,211,000	1,210,979
	United States Treasury Bill	0.079%	3/22/22	630,000	629,969
	United States Treasury Bill	0.130%	3/29/22	318,000	317,982
	United States Treasury Bill	0.083%	3/31/22	1,200,000	1,199,915
	United States Treasury Bill	0.072%	4/5/22	1,882,000	1,881,863
	United States Treasury Bill	0.055%	4/7/22	193,800	193,788
	United States Treasury Bill	0.087%	4/12/22	2,999,050	2,998,735
	United States Treasury Bill	0.055%–0.118%	4/14/22	5,181,200	5,180,613
	United States Treasury Bill	0.233%	4/19/22	3,000,000	2,999,632
	United States Treasury Bill	0.060%–0.169%	4/21/22	5,000,000	4,999,107
	United States Treasury Bill	0.186%	4/26/22	1,347,600	1,347,369
	United States Treasury Bill	0.060%–0.187%	4/28/22	6,625,000	6,623,522
	United States Treasury Bill	0.065%	5/5/22	1,500,000	1,499,824
	United States Treasury Bill	0.064%	5/12/22	2,000,000	1,999,740
	United States Treasury Bill	0.065%	5/19/22	939,200	939,066
	United States Treasury Bill	0.069%	5/26/22	3,000,000	2,999,498
	United States Treasury Bill	0.087%–0.354%	6/2/22	3,500,516	3,499,025
	United States Treasury Bill	0.105%–0.143%	6/9/22	5,976,000	5,973,978
	United States Treasury Bill	0.130%	6/16/22	3,000,000	2,998,841
	United States Treasury Bill	0.160%	6/23/22	2,000,000	1,998,987
	United States Treasury Bill	0.210%	6/30/22	3,500,000	3,497,530
	United States Treasury Bill	0.220%	7/7/22	3,000,000	2,997,653
	United States Treasury Bill	0.275%	7/14/22	1,000,000	998,969
	United States Treasury Bill	0.367%	7/21/22	1,000,000	998,560
	United States Treasury Bill	0.380%	7/28/22	750,000	748,820
[3]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.034%	0.394%	3/1/22	2,441,000	2,441,044
[3]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.049%	0.409%	3/1/22	2,369,000	2,369,202
23

Federal Money Market Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.055%	0.415%	3/1/22	2,400,878	2,400,984
[3]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.055%	0.415%	3/1/22	1,835,306	1,835,414
[3]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.114%	0.474%	3/1/22	282,000	282,047
	United States Treasury Note/Bond	0.125%	4/30/22	58,000	58,002
	United States Treasury Note/Bond	1.875%	4/30/22	46,000	46,135
	United States Treasury Note/Bond	0.125%	6/30/22	173,000	172,979
	United States Treasury Note/Bond	1.750%	7/15/22	136,000	136,809
	United States Treasury Note/Bond	0.125%	7/31/22	493,181	493,087
	United States Treasury Note/Bond	1.875%	7/31/22	208,499	209,984
	United States Treasury Note/Bond	2.000%	7/31/22	161,895	163,132
	United States Treasury Note/Bond	1.625%	8/15/22	269,000	270,774
	United States Treasury Note/Bond	1.500%	8/15/22	87,500	88,027
Total U.S. Government and Agency Obligations (Cost $117,652,499)					117,652,499
Repurchase Agreements (43.8%)
	BNP Paribas (Dated 2/28/22, Repurchase Value $528,001,000, collateralized by U.S. Treasury Bill 0.000%, 8/11/22, U.S. Treasury Inflation Indexed Note/Bond 0.125%–3.875%, 7/15/24–4/15/29, and U.S. Treasury Note/Bond 0.250%–3.000%, 5/15/24–2/15/52, with a value of $538,560,000)	0.050%	3/1/22	528,000	528,000
	Canadian Imperial Bank of Commerce (Dated 2/11/22, Repurchase Value $345,015,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–3.625%, 10/15/24–2/15/50, and U.S. Treasury Note/Bond 0.375%–3.375%, 2/29/24–2/15/51, with a value of $351,900,000)	0.055%	3/11/22	345,000	345,000
	Canadian Imperial Bank of Commerce (Dated 2/14/22, Repurchase Value $185,008,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.250%–0.875%, 1/15/26–2/15/50, and U.S. Treasury Note/Bond 0.875%–4.625%, 8/31/23–11/15/50, with a value of $188,700,000)	0.055%	3/14/22	185,000	185,000
	Credit Agricole Securities (USA) Inc. (Dated 2/28/22, Repurchase Value $455,001,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–0.750%, 1/15/23–7/15/29, with a value of $464,100,000)	0.050%	3/1/22	455,000	455,000
	Federal Reserve Bank of New York (Dated 2/28/22, Repurchase Value $83,279,116,000, collateralized by U.S. Treasury Note/Bond 0.250%–2.375%, 12/15/22–11/15/49, with a value of $83,279,116,000)	0.050%	3/1/22	83,279,000	83,279,000
	Fixed Income Clearing Corp. (Dated 2/28/22, Repurchase Value $187,000,000, collateralized by U.S. Treasury Note/Bond 0.750%, 3/31/26, with a value of $190,740,000)	0.055%	3/1/22	187,000	187,000
24

Federal Money Market Fund
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
Goldman Sachs & Co. (Dated 2/28/22, Repurchase Value $700,001,000, collateralized by U.S. Treasury Bill 0.000%, 6/7/22–8/11/22, and U.S. Treasury Note/Bond 0.375%–2.750%, 10/31/22–8/15/50, with a value of $714,000,000)	0.050%	3/1/22	700,000	700,000
JP Morgan Securities LLC (Dated 2/28/22, Repurchase Value $350,000,000, collateralized by U.S. Treasury Bill 0.000%, 6/7/22, and U.S. Treasury Note/Bond 1.500%, 1/15/23, with a value of $357,000,000)	0.050%	3/1/22	350,000	350,000
Societe Generale (Dated 2/28/22, Repurchase Value $350,000,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.250%–3.875%, 1/15/25–2/15/50, and U.S. Treasury Note/Bond 1.875%–4.500%, 5/31/24–2/15/41, with a value of $357,000,000)	0.050%	3/1/22	350,000	350,000
Standard Chartered Bank (Dated 2/28/22, Repurchase Value $749,001,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–3.375%, 1/15/25–2/15/50, and U.S. Treasury Note/Bond 0.125%–4.750%, 5/15/22–5/15/51, with a value of $763,981,000)	0.055%	3/1/22	749,000	749,000
Sumitomo Mitsui Banking Corp. (Dated 2/28/22, Repurchase Value $3,524,005,000, collateralized by U.S. Treasury Note/Bond 0.250%–4.375%, 6/30/22–5/15/50, with a value of $3,594,480,000)	0.055%	3/1/22	3,524,000	3,524,000
TD Securities (USA) LLC (Dated 2/28/22, Repurchase Value $175,000,000, collateralized by U.S. Treasury Note/Bond 0.250%–1.500%, 4/15/23–11/30/24, with a value of $178,500,000)	0.050%	3/1/22	175,000	175,000
Total Repurchase Agreements (Cost $90,827,000)				90,827,000
Total Investments (100.5%) (Cost $208,479,499)				208,479,499
Other Assets and Liabilities—Net (-0.5%)				(1,035,060)
Net Assets (100%)				207,444,439
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3M—3-month.
EFFR—Effective Federal Funds Rate.
SOFR—Secured Overnight Financing Rate.

See accompanying Notes, which are an integral part of the Financial Statements.
25

Federal Money Market Fund
Statement of Assets and Liabilities
As of February 28, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $117,652,499)	117,652,499
Repurchase Agreements (Cost $90,827,000)	90,827,000
Total Investments in Securities	208,479,499
Investment in Vanguard	6,873
Receivables for Investment Securities Sold	499,483
Receivables for Accrued Income	9,216
Receivables for Capital Shares Issued	291,525
Other Assets	10,500
Total Assets	209,297,096
Liabilities
Due to Custodian	50
Payables for Investment Securities Purchased	1,659,344
Payables for Capital Shares Redeemed	187,059
Payables for Distributions	81
Payables to Vanguard	6,123
Total Liabilities	1,852,657
Net Assets	207,444,439
At February 28, 2022, net assets consisted of:

Paid-in Capital	207,445,429
Total Distributable Earnings (Loss)	(990)
Net Assets	207,444,439

Net Assets
Applicable to 207,444,919,356 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	207,444,439
Net Asset Value Per Share	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.
26

Federal Money Market Fund
Statement of Operations

Six Months Ended February 28, 2022
($000)
Investment Income
Income
Interest	75,527
Total Income	75,527
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,900
Management and Administrative	91,352
Marketing and Distribution	13,261
Custodian Fees	268
Shareholders’ Reports	1,914
Trustees’ Fees and Expenses	51
Other Expenses	7
Total Expenses	108,753
Expense Reduction—Note B	(43,276)
Net Expenses	65,477
Net Investment Income	10,050
Realized Net Gain (Loss) on Investment Securities Sold	390
Net Increase (Decrease) in Net Assets Resulting from Operations	10,440

See accompanying Notes, which are an integral part of the Financial Statements.
27

Federal Money Market Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2022	Year Ended August 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	10,050	39,205
Realized Net Gain (Loss)	390	188
Net Increase (Decrease) in Net Assets Resulting from Operations	10,440	39,393
Distributions
Total Distributions	(9,887)	(39,216)
Capital Share Transactions (at $1.00 per share)
Issued	55,331,743	102,455,515
Issued in Lieu of Cash Distributions	9,351	36,748
Redeemed	(42,282,667)	(105,631,589)
Net Increase (Decrease) from Capital Share Transactions	13,058,427	(3,139,326)
Total Increase (Decrease)	13,058,980	(3,139,149)
Net Assets
Beginning of Period	194,385,459	197,524,608
End of Period	207,444,439	194,385,459

See accompanying Notes, which are an integral part of the Financial Statements.
28

Federal Money Market Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2022	Year Ended August 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income[1]	.0001	.0002	.010	.022	.014	.006
Net Realized and Unrealized Gain (Loss) on Investments	—	—	—	—	—	—
Total from Investment Operations	.0001	.0002	.010	.022	.014	.006
Distributions
Dividends from Net Investment Income	(.0001)	(.0002)	(.010)	(.022)	(.014)	(.006)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.0001)	(.0002)	(.010)	(.022)	(.014)	(.006)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%	0.02%	1.03%	2.26%	1.42%	0.57%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$207,444	$194,385	$197,525	$132,966	$100,287	$79,452
Ratio of Total Expenses to Average Net Assets[3]	0.07%	0.09%	0.11%	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	0.01%	0.02%	0.93%	2.24%	1.43%	0.60%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.11% for the six months ended February 28, 2022 and 0.11% for the year ended August 31, 2021. For the years ended August 31, 2020, 2019, 2018, and 2017, there were no expense reductions.

See accompanying Notes, which are an integral part of the Financial Statements.
29

Federal Money Market Fund
Notes to Financial Statements
Vanguard Federal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund invests in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities, and repurchase agreements collateralized by such instruments. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.
2. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and
30

Federal Money Market Fund
an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2022, the fund had contributed to Vanguard capital in the amount of $6,873,000, representing less than 0.01% of the fund’s net assets and 2.75% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. For the six months ended ended February 28, 2022, Vanguard's expenses were reduced by $43,276,000 (an effective annual rate of 0.04% of the fund’s average net assets); the fund is not obligated to repay this amount to Vanguard.
31

Federal Money Market Fund
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At February 28, 2022, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.
D.	As of February 28, 2022, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	208,479,512
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	(13)
Net Unrealized Appreciation (Depreciation)	(13)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2021, the fund had available capital losses totaling $1,543,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2022; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	Market disruptions associated with current geopolitical events have had a global impact, and uncertainty exists as to their implications. Such disruptions can adversely affect assets and thus performance of the fund; at this time, an aggregate effect on assets and performance cannot be reasonably estimated. Management is continuing to monitor these developments and evaluate impacts they may have on the fund.
Management has determined that no other events or transactions occurred subsequent to February 28, 2022, that would require recognition or disclosure in these financial statements.
32

Treasury Money Market Fund
Distribution by Effective Maturity (% of investments)
As of February 28, 2022
1 - 7 Days	26.0%
8 - 30 Days	29.8
31 - 60 Days	26.9
61 - 90 Days	8.3
91 - 180 Days	9.0
33

Treasury Money Market Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2022
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (107.7%)
	United States Cash Management Bill	0.121%	5/3/22	1,000,000	999,781
	United States Cash Management Bill	0.145%	5/10/22	300,000	299,912
	United States Cash Management Bill	0.193%	5/17/22	350,000	349,850
	United States Cash Management Bill	0.266%	5/24/22	1,040,000	1,039,333
	United States Treasury Bill	0.000%–0.035%	3/1/22	1,152,328	1,152,328
	United States Treasury Bill	0.049%	3/3/22	1,725,959	1,725,954
	United States Treasury Bill	0.001%–0.053%	3/8/22	762,218	762,214
	United States Treasury Bill	0.054%	3/10/22	1,843,000	1,842,975
	United States Treasury Bill	0.047%–0.053%	3/15/22	2,350,000	2,349,950
	United States Treasury Bill	0.054%	3/17/22	638,000	637,984
	United States Treasury Bill	0.069%–0.079%	3/22/22	3,050,000	3,049,855
	United States Treasury Bill	0.130%	3/29/22	2,198,000	2,197,761
	United States Treasury Bill	0.072%–0.130%	4/5/22	907,000	906,899
	United States Treasury Bill	0.088%	4/7/22	750,000	749,936
	United States Treasury Bill	0.087%–0.233%	4/12/22	4,100,000	4,099,364
	United States Treasury Bill	0.233%	4/19/22	977,000	976,668
	United States Treasury Bill	0.169%	4/21/22	784,000	783,811
	United States Treasury Bill	0.186%	4/26/22	1,152,000	1,151,642
	United States Treasury Bill	0.187%–0.190%	4/28/22	1,250,232	1,249,849
	United States Treasury Bill	0.064%	5/12/22	350,000	349,956
	United States Treasury Bill	0.354%	6/2/22	1,200,000	1,198,908
	United States Treasury Bill	0.126%–0.142%	6/9/22	250,000	249,908
	United States Treasury Bill	0.130%	6/16/22	200,000	199,923
	United States Treasury Bill	0.210%	6/30/22	500,000	499,647
	United States Treasury Bill	0.220%	7/7/22	500,000	499,609
	United States Treasury Bill	0.367%	7/21/22	200,000	199,712
	United States Treasury Bill	0.380%	7/28/22	175,000	174,725
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.034%	0.394%	3/1/22	550,000	550,007
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.049%	0.409%	3/1/22	700,000	700,047
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.055%	0.415%	3/1/22	2,110,202	2,110,711
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.055%	0.415%	3/1/22	1,924,138	1,924,376
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.114%	0.474%	3/1/22	1,427,000	1,427,213
	United States Treasury Note/Bond	2.375%	3/15/22	100,000	100,090
	United States Treasury Note/Bond	0.125%	4/30/22	10,000	10,000
34

Treasury Money Market Fund
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	1.875%	4/30/22	8,000	8,023
United States Treasury Note/Bond	0.125%	6/30/22	150,000	149,982
United States Treasury Note/Bond	1.750%	7/15/22	24,000	24,143
United States Treasury Note/Bond	0.125%	7/31/22	59,000	58,989
United States Treasury Note/Bond	2.000%	7/31/22	28,000	28,214
United States Treasury Note/Bond	1.875%	7/31/22	26,000	26,185
United States Treasury Note/Bond	1.500%	8/15/22	11,000	11,066
Total U.S. Government and Agency Obligations (Cost $36,827,500)				36,827,500
Total Investments (107.7%) (Cost $36,827,500)				36,827,500
Other Assets and Liabilities—Net (-7.7%)				(2,628,538)
Net Assets (100%)				34,198,962
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3M—3-month.

See accompanying Notes, which are an integral part of the Financial Statements.
35

Treasury Money Market Fund
Statement of Assets and Liabilities
As of February 28, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $36,827,500)	36,827,500
Investment in Vanguard	1,132
Receivables for Investment Securities Sold	100,500
Receivables for Accrued Income	3,492
Receivables for Capital Shares Issued	72,520
Other Assets	3,298
Total Assets	37,008,442
Liabilities
Due to Custodian	12
Payables for Investment Securities Purchased	2,751,735
Payables for Capital Shares Redeemed	56,522
Payables for Distributions	122
Payables to Vanguard	1,089
Total Liabilities	2,809,480
Net Assets	34,198,962
At February 28, 2022, net assets consisted of:

Paid-in Capital	34,199,570
Total Distributable Earnings (Loss)	(608)
Net Assets	34,198,962

Net Assets
Applicable to 34,196,530,379 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	34,198,962
Net Asset Value Per Share	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.
36

Treasury Money Market Fund
Statement of Operations

Six Months Ended February 28, 2022
($000)
Investment Income
Income
Interest	14,130
Total Income	14,130
Expenses
The Vanguard Group—Note B
Investment Advisory Services	328
Management and Administrative	12,563
Marketing and Distribution	2,269
Custodian Fees	78
Shareholders’ Reports	108
Trustees’ Fees and Expenses	9
Other Expenses	7
Total Expenses	15,362
Expense Reduction—Note B	(4,811)
Net Expenses	10,551
Net Investment Income	3,579
Realized Net Gain (Loss) on Investment Securities Sold	(525)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,054

See accompanying Notes, which are an integral part of the Financial Statements.
37

Treasury Money Market Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2022	Year Ended August 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	3,579	10,437
Realized Net Gain (Loss)	(525)	25
Net Increase (Decrease) in Net Assets Resulting from Operations	3,054	10,462
Distributions
Total Distributions	(3,578)	(10,438)
Capital Share Transactions (at $1.00 per share)
Issued	8,430,305	20,291,516
Issued in Lieu of Cash Distributions	3,329	9,604
Redeemed	(9,978,061)	(23,104,196)
Net Increase (Decrease) from Capital Share Transactions	(1,544,427)	(2,803,076)
Total Increase (Decrease)	(1,544,951)	(2,803,052)
Net Assets
Beginning of Period	35,743,913	38,546,965
End of Period	34,198,962	35,743,913

See accompanying Notes, which are an integral part of the Financial Statements.
38

Treasury Money Market Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2022	Year Ended August 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income[1]	.0001	.0003	.010	.022	.014	.005
Net Realized and Unrealized Gain (Loss) on Investments	—	—	—	—	—	—
Total from Investment Operations	.0001	.0003	.010	.022	.014	.005
Distributions
Dividends from Net Investment Income	(.0001)	(.0003)	(.010)	(.022)	(.014)	(.005)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.0001)	(.0003)	(.010)	(.022)	(.014)	(.005)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.03%	1.05%	2.25%	1.43%	0.54%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$34,199	$35,744	$38,547	$28,428	$18,911	$15,639
Ratio of Total Expenses to Average Net Assets[3]	0.06%	0.08%	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	0.02%	0.03%	0.95%	2.23%	1.43%	0.55%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.09% for the six months ended February 28, 2022 and 0.09% for the year ended August 31, 2021. For the years ended August 31, 2020, 2019, 2018, and 2017, there were no expense reductions.

See accompanying Notes, which are an integral part of the Financial Statements.
39

Treasury Money Market Fund
Notes to Financial Statements
Vanguard Treasury Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities, and repurchase agreements collateralized by such instruments. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans
40

Treasury Money Market Fund
may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2022, the fund had contributed to Vanguard capital in the amount of $1,132,000, representing less than 0.01% of the fund’s net assets and 0.45% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. For the six months ended February 28, 2022, Vanguard's expenses were reduced by $4,811,000 (an effective annual rate of 0.03% of the fund’s average net assets); the fund is not obligated to repay this amount to Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At February 28, 2022, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.
41

Treasury Money Market Fund
D.	As of February 28, 2022, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	36,827,500
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2021, the fund had available capital losses totaling $84,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2022; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	Market disruptions associated with current geopolitical events have had a global impact, and uncertainty exists as to their implications. Such disruptions can adversely affect assets and thus performance of the fund; at this time, an aggregate effect on assets and performance cannot be reasonably estimated. Management is continuing to monitor these developments and evaluate impacts they may have on the fund.
Management has determined that no other events or transactions occurred subsequent to February 28, 2022, that would require recognition or disclosure in these financial statements.
42

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Q302 042022

Semiannual Report  |  February 28, 2022
Vanguard S&P Mid-Cap 400 Index Funds
Vanguard S&P Mid-Cap 400 Index Fund
Vanguard S&P Mid-Cap 400 Value Index Fund
Vanguard S&P Mid-Cap 400 Growth Index Fund

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended February 28, 2022
	Beginning Account Value 8/31/2021	Ending Account Value 2/28/2022	Expenses Paid During Period
Based on Actual Fund Return
S&P Mid-Cap 400 Index Fund
ETF Shares	$1,000.00	$972.40	$0.49
Institutional Shares	1,000.00	972.60	0.39
S&P Mid-Cap 400 Value Index Fund
ETF Shares	$1,000.00	$1,009.80	$0.75
Institutional Shares	1,000.00	1,010.60	0.40
S&P Mid-Cap 400 Growth Index Fund
ETF Shares	$1,000.00	$934.80	$0.72
Institutional Shares	1,000.00	935.30	0.38
Based on Hypothetical 5% Yearly Return
S&P Mid-Cap 400 Index Fund
ETF Shares	$1,000.00	$1,024.30	$0.50
Institutional Shares	1,000.00	1,024.40	0.40
S&P Mid-Cap 400 Value Index Fund
ETF Shares	$1,000.00	$1,024.05	$0.75
Institutional Shares	1,000.00	1,024.40	0.40
S&P Mid-Cap 400 Growth Index Fund
ETF Shares	$1,000.00	$1,024.05	$0.75
Institutional Shares	1,000.00	1,024.40	0.40
The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the S&P Mid-Cap 400 Index Fund, 0.10% for ETF Shares and 0.08% for Institutional Shares; for the S&P Mid-Cap 400 Value Index Fund, 0.15% for ETF Shares and 0.08% for Institutional Shares; and for the S&P Mid-Cap 400 Growth Index Fund, 0.15% for ETF Shares and 0.08% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

S&P Mid-Cap 400 Index Fund
Fund Allocation
As of February 28, 2022
Communication Services	1.7%
Consumer Discretionary	15.0
Consumer Staples	3.5
Energy	2.7
Financials	14.7
Health Care	9.3
Industrials	18.5
Information Technology	14.4
Materials	7.0
Real Estate	10.1
Utilities	3.1
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
3

S&P Mid-Cap 400 Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (100.0%)
Communication Services (1.7%)
	New York Times Co. Class A	214,619	9,441
	Cable One Inc.	6,370	9,127
*	Iridium Communications Inc.	169,799	6,722
	TEGNA Inc.	284,203	6,514
*	Ziff Davis Inc.	61,929	6,230
	World Wrestling Entertainment Inc. Class A	57,432	3,404
*	TripAdvisor Inc.	127,239	3,237
*	Yelp Inc. Class A	88,292	2,992
	John Wiley & Sons Inc. Class A	56,023	2,819
			50,486
Consumer Discretionary (15.0%)
	Williams-Sonoma Inc.	95,524	13,838
	Lithia Motors Inc. Class A	38,898	13,257
*	Capri Holdings Ltd.	193,268	13,092
	Service Corp. International	211,850	12,891
	Lear Corp.	76,578	12,049
*	Five Below Inc.	71,966	11,774
*	Mattel Inc.	450,019	11,241
	Kohl's Corp.	193,355	10,754
	Churchill Downs Inc.	44,221	10,652
	Wyndham Hotels & Resorts Inc.	119,691	10,343
	Macy's Inc.	397,806	10,311
*	Deckers Outdoor Corp.	35,256	10,176
*,1	GameStop Corp. Class A	79,584	9,816
	Brunswick Corp.	99,028	9,459
	Gentex Corp.	303,794	9,196
*	TopBuild Corp.	42,293	9,079
*	RH	22,284	8,955
	Polaris Inc.	73,274	8,904
	Marriott Vacations Worldwide Corp.	54,717	8,791
	Dick's Sporting Goods Inc.	83,358	8,753
	Texas Roadhouse Inc. Class A	89,459	8,491
	Harley-Davidson Inc.	197,649	8,163
	Tempur Sealy International Inc.	247,276	8,163
		Shares	Market Value• ($000)
	Toll Brothers Inc.	146,963	7,974
*	Skechers U.S.A. Inc. Class A	173,289	7,968
*	Scientific Games Corp.	123,969	7,800
*	Boyd Gaming Corp.	105,345	7,473
	Hanesbrands Inc.	448,559	6,930
*	YETI Holdings Inc.	112,579	6,930
	Thor Industries Inc.	71,330	6,455
*	Fox Factory Holding Corp.	54,085	6,383
*	Helen of Troy Ltd.	30,993	6,374
	Leggett & Platt Inc.	171,312	6,352
*	Crocs Inc.	75,589	6,329
	Travel + Leisure Co.	110,838	6,212
	Choice Hotels International Inc.	42,163	6,086
*	AutoNation Inc.	51,356	5,889
	H&R Block Inc.	225,601	5,597
*	Goodyear Tire & Rubber Co.	360,912	5,591
	Wingstop Inc.	38,312	5,569
	Murphy USA Inc.	30,295	5,476
*	Adient plc	121,019	5,416
	Carter's Inc.	54,288	5,249
	Wendy's Co.	226,721	5,156
*	Victoria's Secret & Co.	93,062	4,991
*	Taylor Morrison Home Corp. Class A	157,834	4,656
*	Grand Canyon Education Inc.	51,479	4,470
	Papa John's International Inc.	41,572	4,441
*	Six Flags Entertainment Corp.	99,394	4,340
*	Visteon Corp.	35,991	4,325
	KB Home	110,078	4,250
	American Eagle Outfitters Inc.	197,071	4,154
	Columbia Sportswear Co.	44,400	4,117
	Cracker Barrel Old Country Store Inc.	30,202	4,055
	Gap Inc.	275,098	4,003
*	Callaway Golf Co.	150,526	3,724
	Foot Locker Inc.	116,010	3,668
	Dana Inc.	185,231	3,449
4

S&P Mid-Cap 400 Index Fund
		Shares	Market Value• ($000)
*	Ollie's Bargain Outlet Holdings Inc.	77,744	3,357
*	Tri Pointe Homes Inc.	142,845	3,195
	Graham Holdings Co. Class B	5,117	3,076
*	Nordstrom Inc.	143,075	2,967
*	Urban Outfitters Inc.	84,477	2,324
			444,919
Consumer Staples (3.5%)
*	Darling Ingredients Inc.	207,842	15,064
*	Performance Food Group Co.	198,205	11,107
*	BJ's Wholesale Club Holdings Inc.	175,384	11,026
	Casey's General Stores Inc.	47,649	8,962
*	Post Holdings Inc.	75,181	7,905
	Ingredion Inc.	85,454	7,583
	Flowers Foods Inc.	255,198	6,995
	Sanderson Farms Inc.	27,244	4,866
*	Boston Beer Co. Inc. Class A	12,056	4,623
*	Hain Celestial Group Inc.	119,283	4,337
	Lancaster Colony Corp.	25,480	4,286
*	Sprouts Farmers Market Inc.	144,163	4,106
*	Coty Inc. Class A	431,008	3,952
*	Grocery Outlet Holding Corp.	112,444	3,127
	Nu Skin Enterprises Inc. Class A	64,044	2,971
	Energizer Holdings Inc.	80,935	2,703
*	Pilgrim's Pride Corp.	62,608	1,476
			105,089
Energy (2.7%)
	Targa Resources Corp.	294,123	19,227
	EQT Corp.	388,382	8,987
	NOV Inc.	501,836	8,606
	PDC Energy Inc.	125,090	8,071
	DT Midstream Inc.	124,254	6,598
	Murphy Oil Corp.	186,492	6,466
*	HollyFrontier Corp.	192,023	5,847
*	ChampionX Corp.	259,545	5,557
*	CNX Resources Corp.	271,269	4,433
	Antero Midstream Corp.	417,168	4,188
	Equitrans Midstream Corp.	522,235	3,347
			81,327
Financials (14.7%)
	First Horizon Corp.	694,598	16,309
	East West Bancorp Inc.	182,280	15,960
	Webster Financial Corp.	230,963	13,906
*	Alleghany Corp.	17,600	11,650
	American Financial Group Inc.	84,967	11,504
	Cullen/Frost Bankers Inc.	72,840	10,251
	Commerce Bancshares Inc.	142,577	10,234
	Pinnacle Financial Partners Inc.	97,800	9,886
	Synovus Financial Corp.	186,902	9,840
	Stifel Financial Corp.	133,732	9,829
		Shares	Market Value• ($000)
	Old Republic International Corp.	366,753	9,664
	Reinsurance Group of America Inc.	86,829	9,626
	Voya Financial Inc.	142,573	9,602
	First American Financial Corp.	140,999	9,453
	Jefferies Financial Group Inc.	252,343	8,968
	RenaissanceRe Holdings Ltd.	59,111	8,913
	Prosperity Bancshares Inc.	118,385	8,815
	SEI Investments Co.	136,129	7,974
	Cadence Bank	251,694	7,959
	First Financial Bankshares Inc.	164,703	7,893
	Glacier Bancorp Inc.	139,327	7,719
	PacWest Bancorp	150,612	7,443
	Interactive Brokers Group Inc. Class A	112,226	7,427
	SLM Corp.	376,564	7,418
	Janus Henderson Group plc	219,117	7,356
	Unum Group	262,596	7,332
	Valley National Bancorp	522,718	7,302
	Bank OZK	155,269	7,301
	Wintrust Financial Corp.	73,227	7,276
	Affiliated Managers Group Inc.	52,217	7,225
	Old National Bancorp	378,348	6,916
	New York Community Bancorp Inc.	597,317	6,893
	Primerica Inc.	50,726	6,589
	Selective Insurance Group Inc.	77,222	6,424
	United Bankshares Inc.	175,086	6,412
	Hanover Insurance Group Inc.	45,695	6,375
	Evercore Inc. Class A	50,121	6,366
	MGIC Investment Corp.	418,187	6,348
	Essent Group Ltd.	141,841	6,267
	Hancock Whitney Corp.	111,512	6,209
	Umpqua Holdings Corp.	278,202	5,940
	FNB Corp.	434,899	5,841
	Kinsale Capital Group Inc.	27,555	5,780
	UMB Financial Corp.	55,278	5,631
*	Brighthouse Financial Inc.	102,524	5,358
	RLI Corp.	51,135	5,190
	Associated Banc-Corp	192,723	4,700
	Cathay General Bancorp	99,166	4,664
	Home BancShares Inc.	193,569	4,531
	Bank of Hawaii Corp.	51,971	4,479
*	Texas Capital Bancshares Inc.	64,993	4,328
	Kemper Corp.	76,892	4,109
	Federated Hermes Inc. Class B	124,383	4,064
	CNO Financial Group Inc.	158,585	3,833
	FirstCash Holdings Inc.	51,932	3,741

5

S&P Mid-Cap 400 Index Fund
		Shares	Market Value• ($000)
	Fulton Financial Corp.	207,556	3,740
	Navient Corp.	207,000	3,645
	Washington Federal Inc.	83,649	2,976
	International Bancshares Corp.	68,464	2,945
*	PROG Holdings Inc.	73,025	2,237
	Mercury General Corp.	34,166	1,879
	FactSet Research Systems Inc.	3	1
	Signature Bank	4	1
			436,447
Health Care (9.3%)
*	Molina Healthcare Inc.	75,012	23,019
*	Repligen Corp.	66,050	12,992
*	Tenet Healthcare Corp.	137,604	11,833
*	Neurocrine Biosciences Inc.	121,858	10,951
*	Jazz Pharmaceuticals plc	78,956	10,850
*	Syneos Health Inc.	133,195	10,549
*	Masimo Corp.	65,255	10,274
*	Penumbra Inc.	45,107	10,002
*	Envista Holdings Corp.	207,276	9,949
*	United Therapeutics Corp.	57,848	9,614
	Chemed Corp.	19,775	9,458
*	Tandem Diabetes Care Inc.	81,607	9,191
	Bruker Corp.	130,519	9,185
	Encompass Health Corp.	127,789	8,437
*	Exelixis Inc.	406,402	8,343
*	Globus Medical Inc. Class A	101,525	7,139
*	Amedisys Inc.	41,873	6,710
*	Acadia Healthcare Co. Inc.	115,511	6,551
*	Halozyme Therapeutics Inc.	180,838	6,414
*	Integra LifeSciences Holdings Corp.	93,562	6,274
	Perrigo Co. plc	171,827	6,103
*	ICU Medical Inc.	25,645	6,071
*	Arrowhead Pharmaceuticals Inc.	133,919	5,892
*	HealthEquity Inc.	107,262	5,761
*	Medpace Holdings Inc.	36,933	5,650
*	LHC Group Inc.	40,674	5,539
*	LivaNova plc	68,362	5,388
*	Quidel Corp.	48,716	5,154
*	Neogen Corp.	138,061	4,929
*	STAAR Surgical Co.	61,137	4,849
*	R1 RCM Inc.	171,151	4,654
*	Option Care Health Inc.	177,900	4,572
*	Haemonetics Corp.	65,650	3,789
*	NuVasive Inc.	66,482	3,598
*	Progyny Inc.	89,505	3,523
	Patterson Cos. Inc.	111,393	3,331
			276,538
Industrials (18.4%)
*	Builders FirstSource Inc.	245,988	18,306
	Carlisle Cos. Inc.	67,159	15,944
	Graco Inc.	218,317	15,739
		Shares	Market Value• ($000)
	Regal Rexnord Corp.	87,036	13,956
*	Trex Co. Inc.	147,867	13,580
	AECOM	185,045	13,445
	Toro Co.	136,722	12,826
*	Middleby Corp.	71,453	12,692
	Hubbell Inc. Class B	69,890	12,458
	Owens Corning	129,074	12,028
*	Axon Enterprise Inc.	84,359	11,831
	Knight-Swift Transportation Holdings Inc. Class A	213,168	11,613
	Watsco Inc.	42,422	11,584
	Lennox International Inc.	43,236	11,541
	Tetra Tech Inc.	69,456	11,028
*	GXO Logistics Inc.	126,639	10,629
	Woodward Inc.	80,976	10,092
	Oshkosh Corp.	88,158	9,789
*	Saia Inc.	33,829	9,717
	Lincoln Electric Holdings Inc.	75,839	9,666
	ITT Inc.	109,950	9,661
	AGCO Corp.	78,820	9,471
*	Avis Budget Group Inc.	51,483	9,444
*	XPO Logistics Inc.	126,708	9,209
	KBR Inc.	180,197	8,945
	Donaldson Co. Inc.	158,746	8,615
*	CACI International Inc. Class A	29,962	8,383
	Acuity Brands Inc.	44,865	8,182
	EMCOR Group Inc.	68,553	7,921
	Landstar System Inc.	48,945	7,558
	Curtiss-Wright Corp.	50,402	7,435
*	ASGN Inc.	66,923	7,414
	ManpowerGroup Inc.	69,667	7,404
	nVent Electric plc	216,105	7,332
*	Sunrun Inc.	265,895	7,254
	MDU Resources Group Inc.	261,209	6,993
*	Colfax Corp.	172,969	6,955
*	Stericycle Inc.	117,992	6,886
*	Univar Solutions Inc.	219,585	6,744
	Simpson Manufacturing Co. Inc.	55,795	6,612
	MSA Safety Inc.	46,836	6,515
	Science Applications International Corp.	73,940	6,484
	Crane Co.	64,117	6,481
*	FTI Consulting Inc.	44,041	6,430
*	IAA Inc.	173,204	6,364
	Hexcel Corp.	107,751	6,239
*	JetBlue Airways Corp.	408,464	6,237
*	Clean Harbors Inc.	64,299	6,136
	Valmont Industries Inc.	27,259	5,900
	Timken Co.	88,665	5,813
*	MasTec Inc.	73,490	5,788
	Ryder System Inc.	68,955	5,436
	Watts Water Technologies Inc. Class A	35,394	5,095
	Flowserve Corp.	167,308	5,081

6

S&P Mid-Cap 400 Index Fund
		Shares	Market Value• ($000)
*	Kirby Corp.	77,214	5,031
	GATX Corp.	45,596	4,862
	MSC Industrial Direct Co. Inc. Class A	60,134	4,659
	Brink's Co.	63,130	4,423
*	Mercury Systems Inc.	72,761	4,382
	Insperity Inc.	45,985	4,136
*	Fluor Corp.	181,631	3,934
	EnerSys	53,802	3,913
	MillerKnoll Inc.	97,335	3,784
	Terex Corp.	89,755	3,705
	Kennametal Inc.	107,533	3,410
	Werner Enterprises Inc.	78,338	3,405
*	Dycom Industries Inc.	38,771	3,375
	Trinity Industries Inc.	105,198	3,036
*	Vicor Corp.	27,507	2,057
			548,993
Information Technology (14.4%)
*	Fair Isaac Corp.	35,141	16,558
	Cognex Corp.	227,094	15,342
*	Wolfspeed Inc.	148,862	15,291
*	Ciena Corp.	198,995	13,615
*	Aspen Technology Inc.	85,960	13,101
*	Synaptics Inc.	50,441	11,522
	Concentrix Corp.	55,108	11,016
*	Lattice Semiconductor Corp.	175,889	11,014
*	Arrow Electronics Inc.	89,435	10,900
*	Manhattan Associates Inc.	81,289	10,867
*	Paylocity Holding Corp.	50,893	10,812
	MKS Instruments Inc.	71,233	10,728
	Jabil Inc.	184,112	10,644
*	WEX Inc.	57,570	9,701
*	First Solar Inc.	127,016	9,563
*	II-VI Inc.	136,336	9,470
	Western Union Co.	516,355	9,387
	Genpact Ltd.	222,237	9,298
*	Lumentum Holdings Inc.	92,865	9,181
*	Euronet Worldwide Inc.	67,890	8,706
	Universal Display Corp.	55,686	8,626
	Azenta Inc.	95,492	8,357
*	Coherent Inc.	31,517	8,331
	Littelfuse Inc.	31,640	8,170
*	Silicon Laboratories Inc.	51,617	7,934
	Power Integrations Inc.	77,489	6,974
*	Teradata Corp.	139,366	6,967
	CDK Global Inc.	151,993	6,891
*	NCR Corp.	169,554	6,870
	National Instruments Corp.	169,389	6,801
	CMC Materials Inc.	36,509	6,770
*	Cirrus Logic Inc.	73,385	6,375
*	Mimecast Ltd.	79,320	6,308
	Maximus Inc.	78,954	6,226
*	Semtech Corp.	82,707	5,738
*	Digital Turbine Inc.	112,944	5,476
	TD SYNNEX Corp.	53,026	5,400
		Shares	Market Value• ($000)
*	Qualys Inc.	42,891	5,375
	Avnet Inc.	127,418	5,360
	Vontier Corp.	217,143	5,277
*	Envestnet Inc.	70,193	5,252
*	ACI Worldwide Inc.	151,008	5,062
*	Sailpoint Technologies Holdings Inc.	119,794	4,956
*	Sabre Corp.	415,424	4,541
	Alliance Data Systems Corp.	63,947	4,313
*	Viasat Inc.	94,328	4,305
*	SiTime Corp.	19,251	3,891
*	Calix Inc.	70,449	3,828
*	LiveRamp Holdings Inc.	87,476	3,775
*	CommVault Systems Inc.	58,453	3,677
*	Kyndryl Holdings Inc.	230,143	3,650
	Xerox Holdings Corp.	176,565	3,480
*	Blackbaud Inc.	53,223	3,326
	Vishay Intertechnology Inc.	170,593	3,274
	Belden Inc.	57,731	3,253
	Amkor Technology Inc.	129,066	2,926
*	SunPower Corp.	106,676	1,913
*	Cerence Inc.	48,734	1,760
*	SolarEdge Technologies Inc.	2	1
			428,125
Materials (7.0%)
	Alcoa Corp.	240,335	18,107
	Steel Dynamics Inc.	242,159	17,092
	Reliance Steel & Aluminum Co.	80,473	15,360
	RPM International Inc.	166,615	14,091
*	Cleveland-Cliffs Inc.	584,550	13,070
	AptarGroup Inc.	84,558	10,306
	Royal Gold Inc.	84,304	10,223
	Olin Corp.	184,247	9,491
	United States Steel Corp.	347,108	9,445
	Louisiana-Pacific Corp.	113,025	8,132
	Valvoline Inc.	232,177	7,506
	Sonoco Products Co.	126,299	7,416
	Scotts Miracle-Gro Co.	52,323	7,328
	Eagle Materials Inc.	52,249	7,149
	Ashland Global Holdings Inc.	72,552	6,695
	Avient Corp.	117,513	6,156
	Commercial Metals Co.	154,879	5,971
	Chemours Co.	209,317	5,777
	Cabot Corp.	72,865	5,331
	Silgan Holdings Inc.	107,776	4,514
	Sensient Technologies Corp.	53,970	4,432
*	Ingevity Corp.	50,494	3,445
	Minerals Technologies Inc.	42,753	2,992
	NewMarket Corp.	8,868	2,818
	Worthington Industries Inc.	41,630	2,374
	Greif Inc. Class A	34,076	1,959
			207,180
Real Estate (10.1%)
	Camden Property Trust	131,279	21,676

7

S&P Mid-Cap 400 Index Fund
		Shares	Market Value• ($000)
*	Jones Lang LaSalle Inc.	64,829	15,962
	Medical Properties Trust Inc.	765,967	15,580
	CyrusOne Inc.	163,024	14,729
	Rexford Industrial Realty Inc.	194,613	13,648
	Life Storage Inc.	105,363	13,338
	Lamar Advertising Co. Class A	111,519	12,162
	Apartment Income REIT Corp.	201,653	10,407
	EastGroup Properties Inc.	52,265	9,970
	STORE Capital Corp.	315,237	9,684
	Kilroy Realty Corp.	134,638	9,643
	First Industrial Realty Trust Inc.	167,382	9,638
	American Campus Communities Inc.	178,749	9,619
	National Retail Properties Inc.	225,580	9,612
	Brixmor Property Group Inc.	381,487	9,583
	Omega Healthcare Investors Inc.	306,959	8,647
	Cousins Properties Inc.	191,000	7,378
	Spirit Realty Capital Inc.	158,406	7,345
	Rayonier Inc.	183,881	7,300
	Douglas Emmett Inc.	225,404	7,145
	SL Green Realty Corp.	85,703	6,815
	Kite Realty Group Trust	281,325	6,169
	National Storage Affiliates Trust	105,270	6,134
	Highwoods Properties Inc.	134,063	5,845
*	Park Hotels & Resorts Inc.	303,727	5,722
	Hudson Pacific Properties Inc.	195,819	5,170
	Healthcare Realty Trust Inc.	189,490	4,942
	EPR Properties	96,065	4,784
	PotlatchDeltic Corp.	86,187	4,732
	Physicians Realty Trust	282,927	4,600
	Macerich Co.	273,634	4,187
	PS Business Parks Inc.	25,830	4,114
	Sabra Health Care REIT Inc.	293,706	3,945
	JBG SMITH Properties	146,591	3,911
	Pebblebrook Hotel Trust	168,758	3,799
	Corporate Office Properties Trust	144,490	3,787
	Urban Edge Properties	214	4
			301,726
	Shares	Market Value• ($000)
Utilities (3.2%)
Essential Utilities Inc.	295,452	13,919
UGI Corp.	268,593	10,325
OGE Energy Corp.	257,146	9,656
National Fuel Gas Co.	117,127	7,290
IDACORP Inc.	64,890	6,745
Hawaiian Electric Industries Inc.	140,400	5,754
Black Hills Corp.	81,968	5,737
ONE Gas Inc.	68,824	5,719
Southwest Gas Holdings Inc.	77,557	5,502
New Jersey Resources Corp.	123,844	5,402
PNM Resources Inc.	110,252	4,980
Spire Inc.	66,370	4,454
ALLETE Inc.	67,517	4,249
NorthWestern Corp.	67,629	4,090
		93,822
Total Common Stocks (Cost $2,391,647)		2,974,652
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[2,3] Vanguard Market Liquidity Fund, 0.138% (Cost $7,326)	73,269	7,326
Total Investments (100.2%) (Cost $2,398,973)		2,981,978
Other Assets and Liabilities—Net (-0.2%)		(6,501)
Net Assets (100%)		2,975,477
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $7,462,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $7,321,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

8

S&P Mid-Cap 400 Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	March 2022	1	266	4

See accompanying Notes, which are an integral part of the Financial Statements.
9

S&P Mid-Cap 400 Index Fund
Statement of Assets and Liabilities
As of February 28, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $2,391,647)	2,974,652
Affiliated Issuers (Cost $7,326)	7,326
Total Investments in Securities	2,981,978
Investment in Vanguard	97
Cash Collateral Pledged—Futures Contracts	20
Receivables for Investment Securities Sold	423
Receivables for Accrued Income	2,135
Receivables for Capital Shares Issued	505
Total Assets	2,985,158
Liabilities
Due to Custodian	1,869
Payables for Investment Securities Purchased	1
Collateral for Securities on Loan	7,321
Payables for Capital Shares Redeemed	396
Payables to Vanguard	94
Variation Margin Payable—Futures Contracts	—
Total Liabilities	9,681
Net Assets	2,975,477
10

S&P Mid-Cap 400 Index Fund
Statement of Assets and Liabilities (continued)
At February 28, 2022, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	2,540,680
Total Distributable Earnings (Loss)	434,797
Net Assets	2,975,477

ETF Shares—Net Assets
Applicable to 8,526,157 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,531,764
Net Asset Value Per Share—ETF Shares	$179.65

Institutional Shares—Net Assets
Applicable to 4,028,977 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,443,713
Net Asset Value Per Share—Institutional Shares	$358.33
See accompanying Notes, which are an integral part of the Financial Statements.
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S&P Mid-Cap 400 Index Fund
Statement of Operations

Six Months Ended February 28, 2022
($000)
Investment Income
Income
Dividends	17,413
Interest[1]	3
Securities Lending—Net	8
Total Income	17,424
Expenses
The Vanguard Group—Note B
Investment Advisory Services	129
Management and Administrative—ETF Shares	622
Management and Administrative—Institutional Shares	453
Marketing and Distribution—ETF Shares	28
Marketing and Distribution—Institutional Shares	28
Custodian Fees	25
Shareholders’ Reports—ETF Shares	22
Shareholders’ Reports—Institutional Shares	8
Trustees’ Fees and Expenses	1
Other Expenses	8
Total Expenses	1,324
Net Investment Income	16,100
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	85,389
Futures Contracts	(597)
Realized Net Gain (Loss)	84,792
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(183,046)
Futures Contracts	(15)
Change in Unrealized Appreciation (Depreciation)	(183,061)
Net Increase (Decrease) in Net Assets Resulting from Operations	(82,169)
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $3,000, ($4,000), less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $99,763,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
12

S&P Mid-Cap 400 Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2022	Year Ended August 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	16,100	31,769
Realized Net Gain (Loss)	84,792	185,294
Change in Unrealized Appreciation (Depreciation)	(183,061)	699,605
Net Increase (Decrease) in Net Assets Resulting from Operations	(82,169)	916,668
Distributions
ETF Shares	(11,417)	(14,119)
Institutional Shares	(10,831)	(16,856)
Total Distributions	(22,248)	(30,975)
Capital Share Transactions
ETF Shares	111,225	182,048
Institutional Shares	96,889	(248,994)
Net Increase (Decrease) from Capital Share Transactions	208,114	(66,946)
Total Increase (Decrease)	103,697	818,747
Net Assets
Beginning of Period	2,871,780	2,053,033
End of Period	2,975,477	2,871,780
See accompanying Notes, which are an integral part of the Financial Statements.
13

S&P Mid-Cap 400 Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2022	Year Ended August 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$186.16	$130.31	$127.18	$138.01	$116.74	$105.51
Investment Operations
Net Investment Income[1]	1.002	1.996	1.959	1.880	1.778	1.510
Net Realized and Unrealized Gain (Loss) on Investments	(6.120)	55.805	3.205	(10.864)	21.199	11.294
Total from Investment Operations	(5.118)	57.801	5.164	(8.984)	22.977	12.804
Distributions
Dividends from Net Investment Income	(1.392)	(1.951)	(2.034)	(1.846)	(1.707)	(1.574)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.392)	(1.951)	(2.034)	(1.846)	(1.707)	(1.574)
Net Asset Value, End of Period	$179.65	$186.16	$130.31	$127.18	$138.01	$116.74
Total Return	-2.76%	44.65%	4.11%	-6.50%	19.82%	12.22%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,532	$1,476	$890	$919	$973	$727
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.14%	1.21%	1.57%	1.47%	1.38%	1.34%
Portfolio Turnover Rate[2]	6%	16%	17%	10%	12%	13%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
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S&P Mid-Cap 400 Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2022	Year Ended August 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$371.30	$259.90	$253.60	$275.26	$232.82	$210.40
Investment Operations
Net Investment Income[1]	2.022	4.038	3.959	3.786	3.711	3.176
Net Realized and Unrealized Gain (Loss) on Investments	(12.180)	111.307	6.384	(21.653)	42.301	22.516
Total from Investment Operations	(10.158)	115.345	10.343	(17.867)	46.012	25.692
Distributions
Dividends from Net Investment Income	(2.812)	(3.945)	(4.043)	(3.793)	(3.572)	(3.272)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.812)	(3.945)	(4.043)	(3.793)	(3.572)	(3.272)
Net Asset Value, End of Period	$358.33	$371.30	$259.90	$253.60	$275.26	$232.82
Total Return	-2.74%	44.69%	4.14%	-6.49%	19.92%	12.31%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,444	$1,396	$1,164	$1,202	$1,420	$1,119
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.16%	1.24%	1.59%	1.49%	1.45%	1.41%
Portfolio Turnover Rate[2]	6%	16%	17%	10%	12%	13%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
15

S&P Mid-Cap 400 Index Fund
Notes to Financial Statements
Vanguard S&P Mid-Cap 400 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2022, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
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S&P Mid-Cap 400 Index Fund
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow
17

S&P Mid-Cap 400 Index Fund
money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2022, the fund had contributed to Vanguard capital in the amount of $97,000, representing less than 0.01% of the fund’s net assets and 0.04% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At February 28, 2022, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
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S&P Mid-Cap 400 Index Fund
D.	As of February 28, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,406,949
Gross Unrealized Appreciation	714,996
Gross Unrealized Depreciation	(139,963)
Net Unrealized Appreciation (Depreciation)	575,033
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2021, the fund had available capital losses totaling $228,906,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2022; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended February 28, 2022, the fund purchased $601,749,000 of investment securities and sold $395,309,000 of investment securities, other than temporary cash investments. Purchases and sales include $299,434,000 and $213,766,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2022, such purchases were $93,839,000 and sales were $54,564,000, resulting in net realized loss of $15,791,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2022		Year Ended August 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	335,969	1,825	666,229	4,125
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(224,744)	(1,225)	(484,181)	(3,025)
Net Increase (Decrease)—ETF Shares	111,225	600	182,048	1,100
Institutional Shares
Issued	157,060	432	157,041	500
Issued in Lieu of Cash Distributions	10,352	29	16,165	52
Redeemed	(70,523)	(192)	(422,200)	(1,269)
Net Increase (Decrease)—Institutional Shares	96,889	269	(248,994)	(717)
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S&P Mid-Cap 400 Index Fund
G.	Market disruptions associated with current geopolitical events have had a global impact, and uncertainty exists as to their implications. Such disruptions can adversely affect assets and thus performance of the fund; at this time, an aggregate effect on assets and performance cannot be reasonably estimated. Management is continuing to monitor these developments and evaluate impacts they may have on the fund.
Management has determined that no other events or transactions occurred subsequent to February 28, 2022, that would require recognition or disclosure in these financial statements.
20

S&P Mid-Cap 400 Value Index Fund
Fund Allocation
As of February 28, 2022
Communication Services	1.4%
Consumer Discretionary	13.7
Consumer Staples	5.5
Energy	2.4
Financials	17.3
Health Care	7.1
Industrials	19.3
Information Technology	10.5
Materials	6.5
Real Estate	11.2
Utilities	5.1
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
21

S&P Mid-Cap 400 Value Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.6%)
Communication Services (1.4%)
	New York Times Co. Class A	54,784	2,410
	Cable One Inc.	1,625	2,328
	TEGNA Inc.	97,065	2,225
*	Iridium Communications Inc.	48,566	1,923
*	TripAdvisor Inc.	45,073	1,147
*	Yelp Inc. Class A	27,252	924
	John Wiley & Sons Inc. Class A	17,018	856
	World Wrestling Entertainment Inc. Class A	13,236	784
			12,597
Consumer Discretionary (13.6%)
	Lithia Motors Inc. Class A	23,671	8,068
	Lear Corp.	46,603	7,332
	Kohl's Corp.	117,675	6,545
	Macy's Inc.	242,137	6,276
	Toll Brothers Inc.	89,510	4,857
	Hanesbrands Inc.	273,173	4,221
	Thor Industries Inc.	43,448	3,932
	Leggett & Platt Inc.	104,352	3,869
	Travel + Leisure Co.	67,631	3,791
*	Goodyear Tire & Rubber Co.	219,898	3,406
	Murphy USA Inc.	18,460	3,336
*	Adient plc	73,741	3,300
	Carter's Inc.	32,997	3,190
*	Capri Holdings Ltd.	45,940	3,112
	Polaris Inc.	25,455	3,093
	Marriott Vacations Worldwide Corp.	18,289	2,938
*	Taylor Morrison Home Corp. Class A	95,927	2,830
*	Grand Canyon Education Inc.	31,377	2,724
*	Visteon Corp.	21,924	2,635
	Gentex Corp.	86,784	2,627
	KB Home	66,898	2,583
*	Skechers U.S.A. Inc. Class A	55,815	2,566
	Cracker Barrel Old Country Store Inc.	18,355	2,465
	Gap Inc.	167,333	2,435
		Shares	Market Value• ($000)
*	Callaway Golf Co.	91,452	2,263
	Foot Locker Inc.	70,711	2,236
	Wyndham Hotels & Resorts Inc.	25,446	2,199
	Dana Inc.	112,570	2,096
	Harley-Davidson Inc.	50,106	2,069
	Texas Roadhouse Inc. Class A	21,749	2,064
*	Ollie's Bargain Outlet Holdings Inc.	47,418	2,047
*	Tri Pointe Homes Inc.	86,758	1,941
*	AutoNation Inc.	16,562	1,899
	Graham Holdings Co. Class B	3,125	1,879
	H&R Block Inc.	74,049	1,837
*	Nordstrom Inc.	86,971	1,804
	Wendy's Co.	68,922	1,567
*	Victoria's Secret & Co.	28,957	1,553
	American Eagle Outfitters Inc.	69,445	1,464
*	Urban Outfitters Inc.	51,651	1,421
*	Six Flags Entertainment Corp.	30,769	1,343
	Choice Hotels International Inc.	8,189	1,182
	Columbia Sportswear Co.	12,659	1,174
			126,169
Consumer Staples (5.4%)
*	Performance Food Group Co.	120,653	6,761
*	BJ's Wholesale Club Holdings Inc.	106,722	6,710
	Casey's General Stores Inc.	29,008	5,456
*	Post Holdings Inc.	45,781	4,813
	Ingredion Inc.	52,041	4,618
	Flowers Foods Inc.	155,463	4,261
*	Hain Celestial Group Inc.	72,509	2,636
*	Sprouts Farmers Market Inc.	87,625	2,496
*	Coty Inc. Class A	261,916	2,402
*	Grocery Outlet Holding Corp.	68,202	1,897
	Nu Skin Enterprises Inc. Class A	38,886	1,804
	Energizer Holdings Inc.	49,105	1,640
	Sanderson Farms Inc.	8,785	1,569
	Lancaster Colony Corp.	8,076	1,358
22

S&P Mid-Cap 400 Value Index Fund
		Shares	Market Value• ($000)
*	Boston Beer Co. Inc. Class A	2,934	1,125
*	Pilgrim's Pride Corp.	37,932	894
			50,440
Energy (2.4%)
	EQT Corp.	236,468	5,472
	NOV Inc.	305,502	5,239
*	HollyFrontier Corp.	116,983	3,562
	DT Midstream Inc.	43,786	2,325
	Equitrans Midstream Corp.	317,325	2,034
*	ChampionX Corp.	83,915	1,797
*	CNX Resources Corp.	87,461	1,429
			21,858
Financials (17.3%)
	First Horizon Corp.	422,583	9,923
*	Alleghany Corp.	10,706	7,087
	Old Republic International Corp.	223,234	5,882
	Reinsurance Group of America Inc.	52,845	5,858
	Voya Financial Inc.	86,771	5,844
	RenaissanceRe Holdings Ltd.	35,981	5,425
	Prosperity Bancshares Inc.	72,068	5,366
	Webster Financial Corp.	82,968	4,995
	Cadence Bank	153,245	4,846
	Unum Group	159,899	4,464
	Valley National Bancorp	318,325	4,447
	Old National Bancorp	230,778	4,219
	New York Community Bancorp Inc.	363,744	4,198
	Selective Insurance Group Inc.	47,058	3,915
	United Bankshares Inc.	106,677	3,907
	Hanover Insurance Group Inc.	27,847	3,885
	MGIC Investment Corp.	254,757	3,867
	Essent Group Ltd.	86,421	3,818
	American Financial Group Inc.	27,440	3,715
	Synovus Financial Corp.	68,332	3,598
	FNB Corp.	265,087	3,560
*	Brighthouse Financial Inc.	62,476	3,265
	Commerce Bancshares Inc.	43,335	3,111
	First American Financial Corp.	46,407	3,111
	Associated Banc-Corp	117,157	2,857
	Cullen/Frost Bankers Inc.	19,477	2,741
*	Texas Capital Bancshares Inc.	39,505	2,631
	Kemper Corp.	46,860	2,504
	Janus Henderson Group plc	71,896	2,414
	Bank OZK	49,997	2,351
	CNO Financial Group Inc.	96,594	2,335
	Umpqua Holdings Corp.	106,555	2,275
	FirstCash Holdings Inc.	31,564	2,274
	Fulton Financial Corp.	125,965	2,270
	Wintrust Financial Corp.	22,251	2,211
	Hancock Whitney Corp.	37,284	2,076
	SEI Investments Co.	34,042	1,994
	Washington Federal Inc.	51,021	1,815
	International Bancshares Corp.	41,692	1,793
		Shares	Market Value• ($000)
	Home BancShares Inc.	74,079	1,734
	Cathay General Bancorp	36,772	1,729
	Interactive Brokers Group Inc. Class A	25,926	1,716
	Bank of Hawaii Corp.	18,334	1,580
	Primerica Inc.	11,713	1,521
*	PROG Holdings Inc.	44,277	1,357
	Federated Hermes Inc. Class B	40,230	1,314
	RLI Corp.	12,489	1,268
	Mercury General Corp.	20,847	1,147
			160,213
Health Care (7.1%)
*	Molina Healthcare Inc.	23,274	7,142
*	Jazz Pharmaceuticals plc	48,046	6,602
*	Envista Holdings Corp.	126,143	6,055
	Encompass Health Corp.	77,782	5,135
*	Amedisys Inc.	25,506	4,087
*	Acadia Healthcare Co. Inc.	70,357	3,990
	Perrigo Co. plc	104,672	3,718
*	LHC Group Inc.	24,790	3,376
*	United Therapeutics Corp.	18,333	3,047
	Chemed Corp.	5,166	2,471
*	Exelixis Inc.	116,084	2,383
*	Haemonetics Corp.	39,892	2,302
*	NuVasive Inc.	40,388	2,186
	Patterson Cos. Inc.	67,711	2,025
*	ICU Medical Inc.	8,272	1,958
*	Integra LifeSciences Holdings Corp.	27,906	1,871
*	Globus Medical Inc. Class A	24,780	1,743
*	LivaNova plc	16,674	1,314
*	Neogen Corp.	35,379	1,263
*	R1 RCM Inc.	43,755	1,190
*	HealthEquity Inc.	21,576	1,159
*	Progyny Inc.	20,618	811
			65,828
Industrials (19.2%)
	AECOM	112,614	8,182
	Owens Corning	78,532	7,318
	Knight-Swift Transportation Holdings Inc. Class A	129,701	7,066
	Woodward Inc.	49,283	6,142
	Oshkosh Corp.	53,656	5,958
	AGCO Corp.	47,971	5,764
*	XPO Logistics Inc.	77,130	5,606
*	CACI International Inc. Class A	18,244	5,104
	Regal Rexnord Corp.	30,733	4,928
	EMCOR Group Inc.	41,736	4,822
	Curtiss-Wright Corp.	30,695	4,528
	ManpowerGroup Inc.	42,424	4,509
*	Sunrun Inc.	161,937	4,418
	MDU Resources Group Inc.	159,062	4,258
*	Stericycle Inc.	71,869	4,194
*	Univar Solutions Inc.	133,751	4,107

23

S&P Mid-Cap 400 Value Index Fund
		Shares	Market Value• ($000)
	Science Applications International Corp.	45,046	3,950
	Graco Inc.	53,197	3,835
*	JetBlue Airways Corp.	249,121	3,804
	Hexcel Corp.	65,649	3,801
	Timken Co.	54,021	3,542
	Hubbell Inc. Class B	19,589	3,492
	Ryder System Inc.	42,026	3,313
	Flowserve Corp.	101,984	3,097
*	Kirby Corp.	47,058	3,066
	GATX Corp.	27,793	2,964
	Lennox International Inc.	11,070	2,955
	MSC Industrial Direct Co. Inc. Class A	36,663	2,841
*	Middleby Corp.	15,630	2,776
	Brink's Co.	38,368	2,688
*	Mercury Systems Inc.	44,208	2,662
	ITT Inc.	29,401	2,583
	Donaldson Co. Inc.	47,271	2,565
*	Colfax Corp.	62,223	2,502
	Lincoln Electric Holdings Inc.	19,426	2,476
	Watsco Inc.	8,796	2,402
*	Fluor Corp.	110,367	2,391
	EnerSys	32,689	2,377
	MillerKnoll Inc.	59,153	2,300
	Terex Corp.	54,471	2,249
	Kennametal Inc.	65,296	2,071
	Werner Enterprises Inc.	47,480	2,063
	Crane Co.	19,873	2,009
	MSA Safety Inc.	13,938	1,939
	KBR Inc.	38,389	1,906
	nVent Electric plc	53,847	1,827
*	IAA Inc.	48,385	1,778
*	MasTec Inc.	21,925	1,727
	Landstar System Inc.	10,425	1,610
*	Clean Harbors Inc.	16,010	1,528
*	Dycom Industries Inc.	14,368	1,251
	Trinity Industries Inc.	31,972	923
			178,167
Information Technology (10.4%)
*	Arrow Electronics Inc.	54,424	6,633
	Western Union Co.	314,255	5,713
*	Fair Isaac Corp.	8,988	4,235
*	Wolfspeed Inc.	40,797	4,191
*	NCR Corp.	103,247	4,184
	Jabil Inc.	62,815	3,631
*	Euronet Worldwide Inc.	27,298	3,500
	Cognex Corp.	51,204	3,459
*	WEX Inc.	19,995	3,369
	TD SYNNEX Corp.	32,315	3,291
	Avnet Inc.	77,675	3,268
	Vontier Corp.	132,328	3,216
*	Lumentum Holdings Inc.	31,129	3,077
*	Ciena Corp.	44,874	3,070
*	II-VI Inc.	43,208	3,001
		Shares	Market Value• ($000)
	MKS Instruments Inc.	19,538	2,942
	Alliance Data Systems Corp.	38,857	2,621
*	Viasat Inc.	57,328	2,617
*	First Solar Inc.	31,759	2,391
*	Kyndryl Holdings Inc.	140,332	2,226
	CDK Global Inc.	48,957	2,220
	Xerox Holdings Corp.	107,288	2,115
*	Cirrus Logic Inc.	23,197	2,015
	Vishay Intertechnology Inc.	103,615	1,988
	Belden Inc.	35,051	1,975
	National Instruments Corp.	48,539	1,949
	Genpact Ltd.	45,904	1,921
	Littelfuse Inc.	7,303	1,886
*	ACI Worldwide Inc.	48,726	1,633
*	Envestnet Inc.	20,091	1,503
*	Sabre Corp.	131,283	1,435
	CMC Materials Inc.	7,320	1,357
*	Semtech Corp.	17,089	1,186
	Amkor Technology Inc.	46,147	1,046
*	CommVault Systems Inc.	12,424	782
*	Blackbaud Inc.	11,317	707
*	Cerence Inc.	14,274	515
			96,868
Materials (6.5%)
	Reliance Steel & Aluminum Co.	48,974	9,348
	Alcoa Corp.	87,763	6,612
	United States Steel Corp.	211,320	5,750
	Sonoco Products Co.	76,916	4,516
	RPM International Inc.	49,722	4,205
	Commercial Metals Co.	94,363	3,638
	Chemours Co.	127,527	3,520
	AptarGroup Inc.	27,827	3,391
	Cabot Corp.	44,405	3,249
	Silgan Holdings Inc.	65,513	2,744
	Royal Gold Inc.	20,489	2,484
	Ashland Global Holdings Inc.	25,122	2,318
	Minerals Technologies Inc.	26,027	1,822
	NewMarket Corp.	5,393	1,714
	Worthington Industries Inc.	25,300	1,442
	Greif Inc. Class A	20,681	1,189
	Sensient Technologies Corp.	14,072	1,156
*	Ingevity Corp.	14,075	960
			60,058
Real Estate (11.2%)
	Medical Properties Trust Inc.	465,890	9,476
	STORE Capital Corp.	191,850	5,894
	Kilroy Realty Corp.	81,943	5,869
	Omega Healthcare Investors Inc.	186,845	5,263
*	Jones Lang LaSalle Inc.	20,128	4,956
	Cousins Properties Inc.	116,298	4,493
	Spirit Realty Capital Inc.	96,453	4,472
	SL Green Realty Corp.	52,198	4,151
	Kite Realty Group Trust	171,370	3,758

24

S&P Mid-Cap 400 Value Index Fund
		Shares	Market Value• ($000)
	Highwoods Properties Inc.	81,698	3,562
*	Park Hotels & Resorts Inc.	185,070	3,487
	Apartment Income REIT Corp.	65,126	3,361
	National Retail Properties Inc.	75,614	3,222
	Hudson Pacific Properties Inc.	119,391	3,152
	CyrusOne Inc.	34,769	3,141
	EPR Properties	58,395	2,908
	Physicians Realty Trust	171,999	2,797
	American Campus Communities Inc.	48,876	2,630
	Brixmor Property Group Inc.	104,323	2,621
	Macerich Co.	166,289	2,544
	Lamar Advertising Co. Class A	23,044	2,513
	Sabra Health Care REIT Inc.	178,506	2,397
	JBG SMITH Properties	89,114	2,378
	Douglas Emmett Inc.	73,955	2,344
	Pebblebrook Hotel Trust	102,559	2,309
	Corporate Office Properties Trust	87,641	2,297
	First Industrial Realty Trust Inc.	31,536	1,816
	Rayonier Inc.	44,657	1,773
	PotlatchDeltic Corp.	29,438	1,616
	Healthcare Realty Trust Inc.	61,256	1,597
	PS Business Parks Inc.	5,805	925
			103,722
Utilities (5.1%)
	UGI Corp.	163,435	6,283
	IDACORP Inc.	39,521	4,108
	OGE Energy Corp.	98,670	3,705
	Hawaiian Electric Industries Inc.	85,566	3,507
	Black Hills Corp.	49,953	3,496
	Shares	Market Value• ($000)
ONE Gas Inc.	41,947	3,485
Southwest Gas Holdings Inc.	47,269	3,353
New Jersey Resources Corp.	75,495	3,293
Essential Utilities Inc.	66,617	3,138
PNM Resources Inc.	67,194	3,035
Spire Inc.	40,345	2,708
ALLETE Inc.	41,173	2,592
NorthWestern Corp.	41,101	2,486
National Fuel Gas Co.	34,161	2,126
		47,315
Total Common Stocks (Cost $848,818)		923,235
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[1] Vanguard Market Liquidity Fund, 0.138% (Cost $3,673)	36,738	3,673
Total Investments (100.0%) (Cost $852,491)		926,908
Other Assets and Liabilities—Net (0.0%)		(169)
Net Assets (100%)		926,739
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	March 2022	2	532	9

25

S&P Mid-Cap 400 Value Index Fund
Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Harley-Davidson Inc.	8/31/22	BANA	2,420	(0.071)	482	—
1	Based on USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
At February 28, 2022, the counterparties had deposited in segregated accounts cash of $510,000 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
26

S&P Mid-Cap 400 Value Index Fund
Statement of Assets and Liabilities
As of February 28, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $848,818)	923,235
Affiliated Issuers (Cost $3,673)	3,673
Total Investments in Securities	926,908
Investment in Vanguard	30
Cash Collateral Pledged—Futures Contracts	30
Receivables for Accrued Income	903
Receivables for Capital Shares Issued	1
Unrealized Appreciation—Over-the-Counter Swap Contracts	482
Total Assets	928,354
Liabilities
Payables for Investment Securities Purchased	1,541
Payables for Capital Shares Redeemed	28
Payables to Vanguard	46
Variation Margin Payable—Futures Contracts	—
Total Liabilities	1,615
Net Assets	926,739
At February 28, 2022, net assets consisted of:

Paid-in Capital	916,755
Total Distributable Earnings (Loss)	9,984
Net Assets	926,739

ETF Shares—Net Assets
Applicable to 5,100,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	835,807
Net Asset Value Per Share—ETF Shares	$163.88

Institutional Shares—Net Assets
Applicable to 276,651 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	90,932
Net Asset Value Per Share—Institutional Shares	$328.69
See accompanying Notes, which are an integral part of the Financial Statements.
27

S&P Mid-Cap 400 Value Index Fund
Statement of Operations

Six Months Ended February 28, 2022
($000)
Investment Income
Income
Dividends	7,508
Interest[1]	2
Securities Lending—Net	2
Total Income	7,512
Expenses
The Vanguard Group—Note B
Investment Advisory Services	5
Management and Administrative—ETF Shares	562
Management and Administrative—Institutional Shares	36
Marketing and Distribution—ETF Shares	15
Marketing and Distribution—Institutional Shares	3
Custodian Fees	14
Shareholders’ Reports—ETF Shares	17
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	—
Other Expenses	8
Total Expenses	660
Net Investment Income	6,852
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	101,985
Futures Contracts	(38)
Swap Contracts	(327)
Realized Net Gain (Loss)	101,620
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(103,347)
Futures Contracts	(54)
Swap Contracts	482
Change in Unrealized Appreciation (Depreciation)	(102,919)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,553
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2,000, ($1,000), less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $114,073,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
28

S&P Mid-Cap 400 Value Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2022	Year Ended August 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	6,852	14,037
Realized Net Gain (Loss)	101,620	23,607
Change in Unrealized Appreciation (Depreciation)	(102,919)	272,949
Net Increase (Decrease) in Net Assets Resulting from Operations	5,553	310,593
Distributions
ETF Shares	(15,176)	(12,813)
Institutional Shares	(1,625)	(3,807)
Total Distributions	(16,801)	(16,620)
Capital Share Transactions
ETF Shares	24,291	92,161
Institutional Shares	(70,361)	(63,166)
Net Increase (Decrease) from Capital Share Transactions	(46,070)	28,995
Total Increase (Decrease)	(57,318)	322,968
Net Assets
Beginning of Period	984,057	661,089
End of Period	926,739	984,057
See accompanying Notes, which are an integral part of the Financial Statements.
29

S&P Mid-Cap 400 Value Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2022	Year Ended August 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$165.29	$109.60	$117.53	$130.06	$112.31	$101.70
Investment Operations
Net Investment Income[1]	1.191	2.488	2.423	2.061	2.090	1.767
Net Realized and Unrealized Gain (Loss) on Investments	.404	56.385	(8.078)	(12.629)	17.548	10.344
Total from Investment Operations	1.595	58.873	(5.655)	(10.568)	19.638	12.111
Distributions
Dividends from Net Investment Income	(3.005)	(3.183)	(2.275)	(1.962)	(1.888)	(1.501)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(3.005)	(3.183)	(2.275)	(1.962)	(1.888)	(1.501)
Net Asset Value, End of Period	$163.88	$165.29	$109.60	$117.53	$130.06	$112.31
Total Return	0.98%	54.51%	-5.10%	-8.04%	17.60%	11.91%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$836	$822	$501	$685	$735	$632
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.15%	0.15%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	1.50%	1.72%	2.13%	1.72%	1.72%	1.61%
Portfolio Turnover Rate[2]	28%	36%	51%	38%	36%	39%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
30

S&P Mid-Cap 400 Value Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2022	Year Ended August 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$331.49	$219.78	$235.62	$260.90	$225.05	$203.65
Investment Operations
Net Investment Income[1]	2.719	5.090	5.011	4.332	4.454	3.866
Net Realized and Unrealized Gain (Loss) on Investments	.596	113.153	(16.157)	(25.380)	35.198	20.656
Total from Investment Operations	3.315	118.243	(11.146)	(21.048)	39.652	24.522
Distributions
Dividends from Net Investment Income	(6.115)	(6.533)	(4.694)	(4.232)	(3.802)	(3.122)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(6.115)	(6.533)	(4.694)	(4.232)	(3.802)	(3.122)
Net Asset Value, End of Period	$328.69	$331.49	$219.78	$235.62	$260.90	$225.05
Total Return	1.06%	54.62%	-5.01%	-7.99%	17.75%	12.05%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$91	$162	$160	$186	$235	$159
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.71%	1.79%	2.21%	1.79%	1.84%	1.73%
Portfolio Turnover Rate[2]	28%	36%	51%	38%	36%	39%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
31

S&P Mid-Cap 400 Value Index Fund
Notes to Financial Statements
Vanguard S&P Mid-Cap 400 Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2022, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
32

S&P Mid-Cap 400 Value Index Fund
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 28, 2022, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
33

S&P Mid-Cap 400 Value Index Fund
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
34

S&P Mid-Cap 400 Value Index Fund
For the six months ended February 28, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2022, the fund had contributed to Vanguard capital in the amount of $30,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
35

S&P Mid-Cap 400 Value Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of February 28, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	923,235	—	—	923,235
Temporary Cash Investments	3,673	—	—	3,673
Total	926,908	—	—	926,908

Derivative Financial Instruments
Assets
Futures Contracts[1]	9	—	—	9
Swap Contracts	—	482	—	482
Total	9	482	—	491
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	As of February 28, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	853,955
Gross Unrealized Appreciation	115,678
Gross Unrealized Depreciation	(42,234)
Net Unrealized Appreciation (Depreciation)	73,444
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2021, the fund had available capital losses totaling $164,382,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2022; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended February 28, 2022, the fund purchased $527,740,000 of investment securities and sold $579,747,000 of investment securities, other than temporary cash investments. Purchases and sales include $265,288,000 and $324,722,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2022, such purchases were $208,555,000 and sales were $102,449,000, resulting in net realized loss of $3,676,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
36

S&P Mid-Cap 400 Value Index Fund
F.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2022		Year Ended August 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	353,948	2,125	301,250	2,050
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(329,657)	(2,000)	(209,089)	(1,650)
Net Increase (Decrease)—ETF Shares	24,291	125	92,161	400
Institutional Shares
Issued	7,940	24	26,775	92
Issued in Lieu of Cash Distributions	1,318	4	3,181	12
Redeemed	(79,619)	(239)	(93,122)	(342)
Net Increase (Decrease)—Institutional Shares	(70,361)	(211)	(63,166)	(238)
G.	Market disruptions associated with current geopolitical events have had a global impact, and uncertainty exists as to their implications. Such disruptions can adversely affect assets and thus performance of the fund; at this time, an aggregate effect on assets and performance cannot be reasonably estimated. Management is continuing to monitor these developments and evaluate impacts they may have on the fund.
Management has determined that no other events or transactions occurred subsequent to February 28, 2022, that would require recognition or disclosure in these financial statements.
37

S&P Mid-Cap 400 Growth Index Fund
Fund Allocation
As of February 28, 2022
Communication Services	2.1%
Consumer Discretionary	16.0
Consumer Staples	1.5
Energy	3.1
Financials	11.9
Health Care	11.6
Industrials	17.7
Information Technology	18.5
Materials	7.5
Real Estate	9.0
Utilities	1.1
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
38

S&P Mid-Cap 400 Growth Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Communication Services (2.1%)
*	Ziff Davis Inc.	39,811	4,005
	New York Times Co. Class A	80,008	3,520
	Cable One Inc.	2,373	3,400
*	Iridium Communications Inc.	57,807	2,289
	TEGNA Inc.	80,361	1,842
	World Wrestling Entertainment Inc. Class A	22,921	1,358
*	Yelp Inc. Class A	27,734	940
	John Wiley & Sons Inc. Class A	17,970	904
*	TripAdvisor Inc.	34,366	874
			19,132
Consumer Discretionary (16.0%)
	Williams-Sonoma Inc.	61,395	8,894
	Service Corp. International	136,156	8,285
*	Five Below Inc.	46,250	7,567
*	Mattel Inc.	289,239	7,225
	Churchill Downs Inc.	28,422	6,846
*	Deckers Outdoor Corp.	22,660	6,541
*	GameStop Corp. Class A	51,152	6,309
	Brunswick Corp.	63,645	6,079
*	TopBuild Corp.	27,183	5,836
*	RH	14,320	5,755
[1]	Dick's Sporting Goods Inc.	53,573	5,625
	Tempur Sealy International Inc.	158,935	5,246
*	Capri Holdings Ltd.	75,773	5,133
*	Scientific Games Corp.	79,683	5,014
*	Boyd Gaming Corp.	67,714	4,804
*	YETI Holdings Inc.	72,352	4,454
	Wyndham Hotels & Resorts Inc.	50,010	4,321
*	Fox Factory Holding Corp.	34,761	4,103
*	Helen of Troy Ltd.	19,921	4,097
*	Crocs Inc.	48,582	4,068
	Wingstop Inc.	24,625	3,579
	Texas Roadhouse Inc. Class A	34,499	3,274
	Gentex Corp.	103,491	3,133
		Shares	Market Value• ($000)
	Papa John's International Inc.	26,721	2,854
	Choice Hotels International Inc.	18,414	2,658
	Marriott Vacations Worldwide Corp.	15,833	2,544
	Polaris Inc.	20,267	2,463
*	Skechers U.S.A. Inc. Class A	52,399	2,409
*	AutoNation Inc.	15,503	1,778
	Wendy's Co.	72,829	1,656
	H&R Block Inc.	66,682	1,654
*	Victoria's Secret & Co.	29,286	1,571
	Columbia Sportswear Co.	15,123	1,402
*	Six Flags Entertainment Corp.	31,321	1,367
	American Eagle Outfitters Inc.	53,277	1,123
			149,667
Consumer Staples (1.5%)
*	Darling Ingredients Inc.	133,586	9,682
*	Boston Beer Co. Inc. Class A	4,655	1,785
	Sanderson Farms Inc.	8,231	1,470
	Lancaster Colony Corp.	7,866	1,323
			14,260
Energy (3.1%)
	Targa Resources Corp.	189,052	12,358
	PDC Energy Inc.	80,398	5,187
	Murphy Oil Corp.	119,837	4,155
	Antero Midstream Corp.	268,272	2,694
	DT Midstream Inc.	33,526	1,780
*	ChampionX Corp.	78,346	1,678
*	CNX Resources Corp.	82,014	1,340
			29,192
Financials (11.9%)
	East West Bancorp Inc.	117,166	10,259
	Pinnacle Financial Partners Inc.	62,865	6,354
	Stifel Financial Corp.	85,955	6,318
	Jefferies Financial Group Inc.	162,187	5,764
	First Financial Bankshares Inc.	105,859	5,073
39

S&P Mid-Cap 400 Growth Index Fund
		Shares	Market Value• ($000)
	Glacier Bancorp Inc.	89,565	4,962
	PacWest Bancorp	96,796	4,784
	SLM Corp.	242,041	4,768
	Affiliated Managers Group Inc.	33,562	4,644
	Evercore Inc. Class A	32,212	4,091
	Kinsale Capital Group Inc.	17,710	3,715
	Cullen/Frost Bankers Inc.	26,203	3,688
	Webster Financial Corp.	60,871	3,665
	UMB Financial Corp.	35,521	3,618
	American Financial Group Inc.	25,665	3,475
	Commerce Bancshares Inc.	45,821	3,289
	SEI Investments Co.	51,626	3,024
	Interactive Brokers Group Inc. Class A	44,710	2,959
	First American Financial Corp.	41,692	2,795
	Primerica Inc.	20,217	2,626
	Synovus Financial Corp.	48,060	2,530
	Navient Corp.	133,177	2,345
	Wintrust Financial Corp.	23,543	2,339
	Bank OZK	46,965	2,208
	Janus Henderson Group plc	64,835	2,176
	RLI Corp.	19,706	2,000
	Hancock Whitney Corp.	32,231	1,795
	Umpqua Holdings Corp.	66,177	1,413
	Federated Hermes Inc. Class B	37,609	1,229
	Bank of Hawaii Corp.	14,054	1,211
	Cathay General Bancorp	24,815	1,167
	Home BancShares Inc.	45,960	1,076
			111,360
Health Care (11.6%)
*	Repligen Corp.	42,451	8,350
*	Tenet Healthcare Corp.	88,443	7,605
*	Molina Healthcare Inc.	23,659	7,260
*	Neurocrine Biosciences Inc.	78,320	7,039
*	Syneos Health Inc.	85,611	6,780
*	Masimo Corp.	41,945	6,604
*	Penumbra Inc.	28,994	6,429
*	Tandem Diabetes Care Inc.	52,454	5,908
	Bruker Corp.	83,891	5,904
*	Halozyme Therapeutics Inc.	116,225	4,123
*	Arrowhead Pharmaceuticals Inc.	86,070	3,787
*	Medpace Holdings Inc.	23,736	3,631
	Chemed Corp.	7,245	3,465
*	Quidel Corp.	31,309	3,312
*	STAAR Surgical Co.	39,299	3,117
*	United Therapeutics Corp.	17,847	2,966
*	Option Care Health Inc.	114,348	2,939
*	Exelixis Inc.	138,555	2,845
*	Globus Medical Inc. Class A	39,166	2,754
*	HealthEquity Inc.	46,218	2,482
		Shares	Market Value• ($000)
*	LivaNova plc	26,352	2,077
*	Integra LifeSciences Holdings Corp.	30,646	2,055
*	Neogen Corp.	51,437	1,836
*	ICU Medical Inc.	7,749	1,835
*	R1 RCM Inc.	63,806	1,735
*	Progyny Inc.	35,642	1,403
			108,241
Industrials (17.6%)
*	Builders FirstSource Inc.	158,105	11,766
	Carlisle Cos. Inc.	43,169	10,248
*	Trex Co. Inc.	95,040	8,728
	Toro Co.	87,883	8,244
*	Axon Enterprise Inc.	54,222	7,605
	Tetra Tech Inc.	44,641	7,088
*	GXO Logistics Inc.	81,399	6,832
*	Saia Inc.	21,744	6,245
	Graco Inc.	84,235	6,072
*	Avis Budget Group Inc.	33,089	6,070
	Acuity Brands Inc.	28,835	5,259
*	Middleby Corp.	29,386	5,220
	Watsco Inc.	17,996	4,914
*	ASGN Inc.	43,018	4,766
	Hubbell Inc. Class B	24,259	4,324
	Lennox International Inc.	16,119	4,303
	Simpson Manufacturing Co. Inc.	35,865	4,250
*	FTI Consulting Inc.	28,310	4,133
	Valmont Industries Inc.	17,522	3,793
	Regal Rexnord Corp.	23,496	3,768
	KBR Inc.	75,287	3,737
	Lincoln Electric Holdings Inc.	28,289	3,606
	ITT Inc.	39,555	3,476
	Watts Water Technologies Inc. Class A	22,751	3,275
	Landstar System Inc.	20,452	3,158
	Donaldson Co. Inc.	52,071	2,826
	nVent Electric plc	81,964	2,781
	Insperity Inc.	29,575	2,660
*	Clean Harbors Inc.	24,358	2,324
*	IAA Inc.	60,183	2,211
	MSA Safety Inc.	15,346	2,135
	Crane Co.	20,172	2,039
*	MasTec Inc.	24,115	1,899
*	Colfax Corp.	45,551	1,832
*	Vicor Corp.	17,680	1,322
	Trinity Industries Inc.	33,740	974
*	Dycom Industries Inc.	9,721	846
			164,729
Information Technology (18.5%)
*	Aspen Technology Inc.	55,250	8,421
*	Synaptics Inc.	32,423	7,406
*	Lattice Semiconductor Corp.	113,062	7,080
	Concentrix Corp.	35,422	7,080
*	Manhattan Associates Inc.	52,251	6,985

40

S&P Mid-Cap 400 Growth Index Fund
		Shares	Market Value• ($000)
*	Paylocity Holding Corp.	32,711	6,949
	Cognex Corp.	91,956	6,213
*	Fair Isaac Corp.	13,101	6,173
	Universal Display Corp.	35,795	5,545
*	Ciena Corp.	80,571	5,513
*	Wolfspeed Inc.	52,623	5,405
	Azenta Inc.	61,383	5,372
*	Coherent Inc.	20,258	5,355
*	Silicon Laboratories Inc.	33,180	5,100
	Power Integrations Inc.	49,810	4,483
*	Teradata Corp.	89,581	4,478
*	Mimecast Ltd.	50,975	4,054
	Maximus Inc.	50,784	4,005
	Genpact Ltd.	94,223	3,942
	MKS Instruments Inc.	25,184	3,793
*	First Solar Inc.	48,166	3,626
*	Digital Turbine Inc.	72,592	3,519
*	Qualys Inc.	27,567	3,454
	Littelfuse Inc.	12,608	3,255
*	Sailpoint Technologies Holdings Inc.	77,002	3,186
	Jabil Inc.	52,060	3,010
*	II-VI Inc.	42,059	2,921
	CMC Materials Inc.	15,724	2,916
*	WEX Inc.	15,913	2,681
*	Lumentum Holdings Inc.	26,875	2,657
*	SiTime Corp.	12,383	2,503
*	Calix Inc.	45,305	2,462
*	Semtech Corp.	35,061	2,433
*	LiveRamp Holdings Inc.	56,253	2,428
	National Instruments Corp.	57,761	2,319
	CDK Global Inc.	45,882	2,080
*	Cirrus Logic Inc.	22,629	1,966
*	Euronet Worldwide Inc.	14,838	1,903
*	Envestnet Inc.	23,894	1,788
*	CommVault Systems Inc.	24,416	1,536
*	ACI Worldwide Inc.	45,610	1,529
*	Sabre Corp.	127,957	1,399
*	Blackbaud Inc.	22,236	1,389
*	SunPower Corp.	68,678	1,231
	Amkor Technology Inc.	33,870	768
*	Cerence Inc.	16,279	588
			172,899
Materials (7.5%)
	Steel Dynamics Inc.	155,648	10,986
*	Cleveland-Cliffs Inc.	375,715	8,401
	Olin Corp.	118,421	6,100
	Louisiana-Pacific Corp.	72,643	5,227
	Valvoline Inc.	149,240	4,825
	Scotts Miracle-Gro Co.	33,629	4,710
	Alcoa Corp.	61,789	4,655
	RPM International Inc.	54,619	4,619
	Eagle Materials Inc.	33,578	4,594
	Avient Corp.	75,532	3,957
	Royal Gold Inc.	32,515	3,943
		Shares	Market Value• ($000)
	AptarGroup Inc.	25,014	3,049
	Ashland Global Holdings Inc.	20,036	1,849
	Sensient Technologies Corp.	19,766	1,623
*	Ingevity Corp.	17,541	1,197
			69,735
Real Estate (9.0%)
	Camden Property Trust	84,378	13,932
	Rexford Industrial Realty Inc.	125,082	8,772
	Life Storage Inc.	67,719	8,573
	EastGroup Properties Inc.	33,592	6,408
	CyrusOne Inc.	68,107	6,154
	Lamar Advertising Co. Class A	47,310	5,160
*	Jones Lang LaSalle Inc.	20,418	5,027
	First Industrial Realty Trust Inc.	74,235	4,274
	National Storage Affiliates Trust	67,658	3,942
	American Campus Communities Inc.	63,190	3,400
	Brixmor Property Group Inc.	134,844	3,387
	Apartment Income REIT Corp.	60,918	3,144
	Rayonier Inc.	70,867	2,813
	National Retail Properties Inc.	65,232	2,780
	Douglas Emmett Inc.	66,583	2,111
	PS Business Parks Inc.	10,459	1,666
	Healthcare Realty Trust Inc.	57,217	1,492
	PotlatchDeltic Corp.	24,395	1,339
			84,374
Utilities (1.1%)
	Essential Utilities Inc.	119,625	5,636
	National Fuel Gas Co.	39,177	2,438
	OGE Energy Corp.	61,099	2,294
			10,368
Total Common Stocks (Cost $831,451)			933,957

41

S&P Mid-Cap 400 Growth Index Fund
	Shares	Market Value• ($000)
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[2,3] Vanguard Market Liquidity Fund, 0.138% (Cost $6,035)	60,354	6,035
Total Investments (100.5%) (Cost $837,486)		939,992
Other Assets and Liabilities—Net (-0.5%)		(4,851)
Net Assets (100%)		935,141
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $5,292,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $5,342,000 was received for securities on loan, of which $5,294,000 is held in Vanguard Market Liquidity Fund and $48,000 is held in cash.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	March 2022	4	1,063	10

See accompanying Notes, which are an integral part of the Financial Statements.
42

S&P Mid-Cap 400 Growth Index Fund
Statement of Assets and Liabilities
As of February 28, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $831,451)	933,957
Affiliated Issuers (Cost $6,035)	6,035
Total Investments in Securities	939,992
Investment in Vanguard	32
Cash	151
Cash Collateral Pledged—Futures Contracts	50
Receivables for Investment Securities Sold	1,440
Receivables for Accrued Income	409
Receivables for Capital Shares Issued	65
Total Assets	942,139
Liabilities
Payables for Investment Securities Purchased	101
Collateral for Securities on Loan	5,342
Payables for Capital Shares Redeemed	1,509
Payables to Vanguard	45
Variation Margin Payable—Futures Contracts	1
Total Liabilities	6,998
Net Assets	935,141
43

S&P Mid-Cap 400 Growth Index Fund
Statement of Assets and Liabilities (continued)
At February 28, 2022, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	965,867
Total Distributable Earnings (Loss)	(30,726)
Net Assets	935,141

ETF Shares—Net Assets
Applicable to 4,250,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	812,311
Net Asset Value Per Share—ETF Shares	$191.13

Institutional Shares—Net Assets
Applicable to 322,467 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	122,830
Net Asset Value Per Share—Institutional Shares	$380.91
See accompanying Notes, which are an integral part of the Financial Statements.
44

S&P Mid-Cap 400 Growth Index Fund
Statement of Operations

Six Months Ended February 28, 2022
($000)
Investment Income
Income
Dividends	3,619
Interest[1]	1
Securities Lending—Net	2
Total Income	3,622
Expenses
The Vanguard Group—Note B
Investment Advisory Services	12
Management and Administrative—ETF Shares	614
Management and Administrative—Institutional Shares	50
Marketing and Distribution—ETF Shares	17
Marketing and Distribution—Institutional Shares	3
Custodian Fees	10
Shareholders’ Reports—ETF Shares	17
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	—
Other Expenses	8
Total Expenses	731
Net Investment Income	2,891
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	68,729
Futures Contracts	14
Realized Net Gain (Loss)	68,743
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(146,053)
Futures Contracts	4
Change in Unrealized Appreciation (Depreciation)	(146,049)
Net Increase (Decrease) in Net Assets Resulting from Operations	(74,415)
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,000, ($1,000), less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $98,730,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
45

S&P Mid-Cap 400 Growth Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2022	Year Ended August 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,891	6,092
Realized Net Gain (Loss)	68,743	164,740
Change in Unrealized Appreciation (Depreciation)	(146,049)	133,712
Net Increase (Decrease) in Net Assets Resulting from Operations	(74,415)	304,544
Distributions
ETF Shares	(4,524)	(6,040)
Institutional Shares	(821)	(1,545)
Total Distributions	(5,345)	(7,585)
Capital Share Transactions
ETF Shares	(43,539)	(91,008)
Institutional Shares	(17,300)	(117,515)
Net Increase (Decrease) from Capital Share Transactions	(60,839)	(208,523)
Total Increase (Decrease)	(140,599)	88,436
Net Assets
Beginning of Period	1,075,740	987,304
End of Period	935,141	1,075,740
See accompanying Notes, which are an integral part of the Financial Statements.
46

S&P Mid-Cap 400 Growth Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2022	Year Ended August 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$205.45	$152.52	$137.70	$146.46	$121.33	$109.76
Investment Operations
Net Investment Income[1]	.546	1.052	1.359	1.519	1.268	1.152
Net Realized and Unrealized Gain (Loss) on Investments	(13.866)	53.198	15.183	(9.084)	25.098	11.576
Total from Investment Operations	(13.320)	54.250	16.542	(7.565)	26.366	12.728
Distributions
Dividends from Net Investment Income	(1.000)	(1.320)	(1.722)	(1.195)	(1.236)	(1.158)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.000)	(1.320)	(1.722)	(1.195)	(1.236)	(1.158)
Net Asset Value, End of Period	$191.13	$205.45	$152.52	$137.70	$146.46	$121.33
Total Return	-6.52%	35.70%	12.08%	-5.08%	21.83%	11.67%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$812	$925	$774	$737	$831	$686
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.15%	0.15%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	0.58%	0.57%	0.98%	1.13%	0.94%	0.99%
Portfolio Turnover Rate[2]	32%	40%	49%	40%	43%	40%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
47

S&P Mid-Cap 400 Growth Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2022	Year Ended August 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$409.55	$303.97	$274.38	$292.07	$241.68	$218.61
Investment Operations
Net Investment Income[1]	1.238	2.347	2.925	3.242	2.894	2.604
Net Realized and Unrealized Gain (Loss) on Investments	(27.636)	106.033	30.247	(18.167)	49.971	23.011
Total from Investment Operations	(26.398)	108.380	33.172	(14.925)	52.865	25.615
Distributions
Dividends from Net Investment Income	(2.242)	(2.800)	(3.582)	(2.765)	(2.475)	(2.545)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.242)	(2.800)	(3.582)	(2.765)	(2.475)	(2.545)
Net Asset Value, End of Period	$380.91	$409.55	$303.97	$274.38	$292.07	$241.68
Total Return	-6.47%	35.80%	12.17%	-5.02%	21.97%	11.80%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$123	$151	$213	$205	$271	$320
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	0.66%	0.65%	1.06%	1.20%	1.06%	1.11%
Portfolio Turnover Rate[2]	32%	40%	49%	40%	43%	40%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
48

S&P Mid-Cap 400 Growth Index Fund
Notes to Financial Statements
Vanguard S&P Mid-Cap 400 Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2022, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
49

S&P Mid-Cap 400 Growth Index Fund
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow
50

S&P Mid-Cap 400 Growth Index Fund
money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2022, the fund had contributed to Vanguard capital in the amount of $32,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At February 28, 2022, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
51

S&P Mid-Cap 400 Growth Index Fund
D.	As of February 28, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	838,526
Gross Unrealized Appreciation	147,443
Gross Unrealized Depreciation	(45,967)
Net Unrealized Appreciation (Depreciation)	101,476
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2021, the fund had available capital losses totaling $201,166,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2022; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended February 28, 2022, the fund purchased $593,595,000 of investment securities and sold $654,342,000 of investment securities, other than temporary cash investments. Purchases and sales include $246,139,000 and $322,474,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2022, such purchases were $230,339,000 and sales were $94,216,000, resulting in net realized loss of $9,503,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2022		Year Ended August 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	279,841	1,375	418,838	2,325
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(323,380)	(1,625)	(509,846)	(2,900)
Net Increase (Decrease)—ETF Shares	(43,539)	(250)	(91,008)	(575)
Institutional Shares
Issued	3,807	9	12,736	34
Issued in Lieu of Cash Distributions	821	2	1,545	4
Redeemed	(21,928)	(58)	(131,796)	(371)
Net Increase (Decrease)—Institutional Shares	(17,300)	(47)	(117,515)	(333)
52

S&P Mid-Cap 400 Growth Index Fund
G.	Market disruptions associated with current geopolitical events have had a global impact, and uncertainty exists as to their implications. Such disruptions can adversely affect assets and thus performance of the fund; at this time, an aggregate effect on assets and performance cannot be reasonably estimated. Management is continuing to monitor these developments and evaluate impacts they may have on the fund.
Management has determined that no other events or transactions occurred subsequent to February 28, 2022, that would require recognition or disclosure in these financial statements.
53

The S&P MidCap 400 Index, S&P MidCap 400 Value Index, and S&P MidCap 400 Growth Index (the “Indexes”) are products of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”), and have been licensed for use by Vanguard. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademarks have been licensed to SPDJI and have been sublicensed for use for certain purposes by Vanguard. Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund, and Vanguard S&P Mid-Cap 400 Growth Index Fund are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices make no representation or warranty, express or implied, to the owners of the Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund, and Vanguard S&P Mid-Cap 400 Growth Index Fund or any member of the public regarding the advisability of investing in securities generally or in Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund, and Vanguard S&P Mid-Cap 400 Growth Index Fund particularly or the ability of the S&P MidCap 400 Index, S&P MidCap 400 Value Index, and S&P MidCap 400 Growth Index to track general market performance. S&P Dow Jones Indices’ only relationship to Vanguard with respect to the S&P MidCap 400 Index, S&P MidCap 400 Value Index, and S&P MidCap 400 Growth Index is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P MidCap 400 Index, S&P MidCap 400 Value Index, and S&P MidCap 400 Growth Index are determined, composed and calculated by S&P Dow Jones Indices without regard to Vanguard or Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund, and Vanguard S&P Mid-Cap 400 Growth Index Fund. S&P Dow Jones Indices have no obligation to take the needs of Vanguard or the owners of Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund, and Vanguard S&P Mid-Cap 400 Growth Index Fund into consideration in determining, composing or calculating the S&P MidCap 400 Index, S&P MidCap 400 Value Index, and S&P MidCap 400 Growth Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices and amount of Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund, and Vanguard S&P Mid-Cap 400 Growth Index Fund or the timing of the issuance or sale of Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund, and Vanguard S&P Mid-Cap 400 Growth Index Fund or in the determination or calculation of the equation by which Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S& P Mid-Cap 400 Value Index Fund, and Vanguard S&P Mid-Cap 400 Growth Index Fund are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund, and Vanguard S&P Mid-Cap 400 Growth Index Fund. There is no assurance that investment products based on the S&P MidCap 400 Index, S&P MidCap 400 Value Index, and S&P MidCap 400 Growth Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF VANGUARD S&P MID-CAP 400 INDEX FUND, VANGUARD S&P MID-CAP 400 VALUE INDEX FUND, AND VANGUARD S&P MID-CAP 400 GROWTH INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND VANGUARD, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
54

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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
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Vanguard Marketing Corporation, Distributor.
Q18422 042022

Semiannual Report  |  February 28, 2022
Vanguard S&P 500 Value and Growth
Index Funds
Vanguard S&P 500 Value Index Fund
Vanguard S&P 500 Growth Index Fund

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended February 28, 2022
	Beginning Account Value 8/31/2021	Ending Account Value 2/28/2022	Expenses Paid During Period
Based on Actual Fund Return
S&P 500 Value Index Fund
ETF Shares	$1,000.00	$1,015.00	$0.50
Institutional Shares	1,000.00	1,015.20	0.40
S&P 500 Growth Index Fund
ETF Shares	$1,000.00	$934.20	$0.48
Institutional Shares	1,000.00	934.30	0.38
Based on Hypothetical 5% Yearly Return
S&P 500 Value Index Fund
ETF Shares	$1,000.00	$1,024.30	$0.50
Institutional Shares	1,000.00	1,024.40	0.40
S&P 500 Growth Index Fund
ETF Shares	$1,000.00	$1,024.30	$0.50
Institutional Shares	1,000.00	1,024.40	0.40
The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the S&P 500 Value Index Fund, 0.10% for ETF Shares and 0.08% for Institutional Shares; and for the S&P 500 Growth Index Fund, 0.10% for ETF Shares and 0.08% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

S&P 500 Value Index Fund
Fund Allocation
As of February 28, 2022
Communication Services	7.0%
Consumer Discretionary	7.0
Consumer Staples	11.0
Energy	6.4
Financials	16.2
Health Care	16.1
Industrials	12.6
Information Technology	11.5
Materials	3.9
Real Estate	3.2
Utilities	5.1
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
3

S&P 500 Value Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.7%)
Communication Services (7.0%)
*	Walt Disney Co.	295,438	43,861
	Verizon Communications Inc.	673,044	36,122
	Comcast Corp. Class A	741,341	34,665
	AT&T Inc.	1,160,998	27,504
*	Charter Communications Inc. Class A	20,122	12,109
*	T-Mobile US Inc.	95,463	11,762
	Activision Blizzard Inc.	126,556	10,314
	Electronic Arts Inc.	45,960	5,979
*	Match Group Inc.	46,053	5,134
	Paramount Global Class B	98,441	3,013
	Omnicom Group Inc.	34,533	2,897
*	Twitter Inc.	67,446	2,398
	Interpublic Group of Cos. Inc.	63,991	2,355
	Fox Corp. Class A	52,281	2,187
	Lumen Technologies Inc.	149,950	1,554
*	Live Nation Entertainment Inc.	12,477	1,508
	News Corp. Class A	65,390	1,460
*	Discovery Inc. Class C	49,670	1,389
*	DISH Network Corp. Class A	40,418	1,292
*	Take-Two Interactive Software Inc.	7,087	1,148
	Fox Corp. Class B	23,549	901
*	Discovery Inc. Class A	27,253	764
	News Corp. Class B	18,456	414
			210,730
Consumer Discretionary (7.0%)
	McDonald's Corp.	66,830	16,358
*	Booking Holdings Inc.	6,676	14,502
	NIKE Inc. Class B	95,562	13,049
	Home Depot Inc.	41,171	13,003
	TJX Cos. Inc.	195,585	12,928
	Ford Motor Co.	638,383	11,210
*	General Motors Co.	236,106	11,031
	Starbucks Corp.	94,036	8,632
*	Marriott International Inc. Class A	44,466	7,566
		Shares	Market Value• ($000)
	Dollar General Corp.	37,931	7,523
	Target Corp.	35,700	7,132
	Ross Stores Inc.	57,787	5,281
*	Dollar Tree Inc.	36,581	5,197
*	Expedia Group Inc.	23,733	4,654
*	Hilton Worldwide Holdings Inc.	26,786	3,987
	Lennar Corp. Class A	43,957	3,951
	Best Buy Co. Inc.	36,033	3,482
*	Aptiv plc	25,913	3,354
	Yum! Brands Inc.	25,238	3,094
	VF Corp.	52,934	3,071
	Darden Restaurants Inc.	21,091	3,063
*	Royal Caribbean Cruises Ltd.	36,379	2,937
	Genuine Parts Co.	23,084	2,820
	MGM Resorts International	63,187	2,799
*	Carnival Corp.	130,658	2,656
*	Las Vegas Sands Corp.	55,862	2,394
*	Chipotle Mexican Grill Inc.	1,512	2,303
	DR Horton Inc.	24,823	2,120
	Hasbro Inc.	21,120	2,050
	PulteGroup Inc.	41,167	2,044
	Whirlpool Corp.	9,884	1,989
	Tapestry Inc.	44,830	1,834
	BorgWarner Inc.	39,097	1,603
*	Wynn Resorts Ltd.	17,036	1,474
*	Ulta Beauty Inc.	3,893	1,458
*	Penn National Gaming Inc.	27,133	1,393
*	NVR Inc.	278	1,379
*	CarMax Inc.	12,406	1,356
	Garmin Ltd.	12,054	1,331
	eBay Inc.	23,487	1,282
*	Mohawk Industries Inc.	8,878	1,250
*	Norwegian Cruise Line Holdings Ltd.	59,940	1,168
	LKQ Corp.	24,829	1,166
	PVH Corp.	11,513	1,127
	Advance Auto Parts Inc.	5,329	1,090
	Ralph Lauren Corp.	7,951	1,050
*	Caesars Entertainment Inc.	12,472	1,050
	Domino's Pizza Inc.	1,936	837
	Bath & Body Works Inc.	15,021	802
4

S&P 500 Value Index Fund
		Shares	Market Value• ($000)
	Newell Brands Inc.	29,216	694
*	Under Armour Inc. Class A	19,250	344
*	Under Armour Inc. Class C	17,484	273
	Lennar Corp. Class B	361	27
	Gap Inc.	172	3
	Lowe's Cos. Inc.	15	3
			210,174
Consumer Staples (10.9%)
	Procter & Gamble Co.	393,407	61,328
	Coca-Cola Co.	631,962	39,333
	Walmart Inc.	231,206	31,250
	Philip Morris International Inc.	253,107	25,581
	PepsiCo Inc.	130,332	21,341
	Costco Wholesale Corp.	35,200	18,278
	Altria Group Inc.	298,587	15,314
	Mondelez International Inc. Class A	226,758	14,848
	Colgate-Palmolive Co.	137,087	10,549
	Sysco Corp.	83,297	7,255
	Archer-Daniels-Midland Co.	90,874	7,129
	Kimberly-Clark Corp.	54,699	7,119
	General Mills Inc.	98,462	6,639
	Constellation Brands Inc. Class A	26,727	5,763
	Walgreens Boots Alliance Inc.	116,777	5,382
	Kroger Co.	109,872	5,142
	Estee Lauder Cos. Inc. Class A	15,459	4,581
	Kraft Heinz Co.	115,579	4,533
	Tyson Foods Inc. Class A	47,898	4,438
	Church & Dwight Co. Inc.	39,683	3,883
	McCormick & Co. Inc. (Non-Voting)	40,540	3,858
	Clorox Co.	19,971	2,912
	Conagra Brands Inc.	77,915	2,725
	Kellogg Co.	41,581	2,659
	Hershey Co.	12,986	2,627
*	Monster Beverage Corp.	29,300	2,473
	J M Smucker Co.	17,573	2,368
	Hormel Foods Corp.	45,902	2,187
	Brown-Forman Corp. Class B	29,741	1,940
	Molson Coors Beverage Co. Class B	30,747	1,604
	Lamb Weston Holdings Inc.	23,813	1,582
	Campbell Soup Co.	33,047	1,486
			328,107
Energy (6.4%)
	Exxon Mobil Corp.	688,261	53,973
	Chevron Corp.	313,382	45,127
	ConocoPhillips	214,422	20,340
	Schlumberger NV	227,957	8,945
	Marathon Petroleum Corp.	100,081	7,793
	Williams Cos. Inc.	197,799	6,187
		Shares	Market Value• ($000)
	Phillips 66	71,151	5,994
	EOG Resources Inc.	51,345	5,901
	Valero Energy Corp.	66,418	5,547
	Kinder Morgan Inc.	316,782	5,512
	Halliburton Co.	145,626	4,883
	Baker Hughes Co.	142,236	4,179
	Pioneer Natural Resources Co.	16,243	3,892
	Occidental Petroleum Corp.	85,006	3,717
	Coterra Energy Inc.	132,606	3,094
	Marathon Oil Corp.	126,313	2,850
	ONEOK Inc.	41,303	2,697
	Hess Corp.	13,033	1,317
	APA Corp.	26,784	954
			192,902
Financials (16.1%)
*	Berkshire Hathaway Inc. Class B	297,716	95,701
	JPMorgan Chase & Co.	259,419	36,786
	Wells Fargo & Co.	648,208	34,595
	Bank of America Corp.	655,611	28,978
	Citigroup Inc.	322,553	19,105
	Chubb Ltd.	70,023	14,259
	CME Group Inc.	58,418	13,818
	PNC Financial Services Group Inc.	68,703	13,689
	Truist Financial Corp.	217,015	13,503
	US Bancorp	219,389	12,404
	American Express Co.	57,121	11,112
	Morgan Stanley	119,058	10,803
	Progressive Corp.	95,185	10,083
	S&P Global Inc.	24,849	9,336
	BlackRock Inc.	11,155	8,298
	American International Group Inc.	134,961	8,265
	MetLife Inc.	116,322	7,857
	Travelers Cos. Inc.	39,980	6,870
	Prudential Financial Inc.	61,496	6,867
	Charles Schwab Corp.	78,272	6,611
	Bank of New York Mellon Corp.	123,398	6,559
	Aflac Inc.	98,912	6,042
	Allstate Corp.	46,606	5,703
	Capital One Financial Corp.	35,983	5,515
	Fifth Third Bancorp	111,118	5,316
	State Street Corp.	59,402	5,069
	Intercontinental Exchange Inc.	39,412	5,049
	Marsh & McLennan Cos. Inc.	31,987	4,971
	Willis Towers Watson plc	20,282	4,509
	Aon plc Class A	14,360	4,195
	Northern Trust Corp.	33,797	3,849
	Hartford Financial Services Group Inc.	55,331	3,844
	M&T Bank Corp.	20,896	3,808

5

S&P 500 Value Index Fund
		Shares	Market Value• ($000)
	KeyCorp	151,586	3,800
	Huntington Bancshares Inc.	234,719	3,643
	Citizens Financial Group Inc.	69,395	3,638
	Arthur J Gallagher & Co.	18,829	2,978
	Moody's Corp.	8,927	2,875
	Principal Financial Group Inc.	40,044	2,829
	Ameriprise Financial Inc.	7,080	2,122
	Regions Financial Corp.	85,117	2,059
	W R Berkley Corp.	22,740	2,053
	Loews Corp.	32,701	2,006
	Everest Re Group Ltd.	6,427	1,917
	Lincoln National Corp.	27,669	1,865
	Synchrony Financial	38,344	1,640
	Cincinnati Financial Corp.	12,924	1,587
	T. Rowe Price Group Inc.	10,955	1,584
	Assurant Inc.	9,280	1,575
	Globe Life Inc.	15,035	1,518
	People's United Financial Inc.	69,335	1,462
	Raymond James Financial Inc.	12,386	1,358
	MarketAxess Holdings Inc.	3,200	1,221
	Invesco Ltd.	55,285	1,174
	Comerica Inc.	11,731	1,120
	FactSet Research Systems Inc.	2,571	1,044
	Zions Bancorp NA	13,294	942
	Cboe Global Markets Inc.	7,305	857
	Brown & Brown Inc.	11,743	794
	Franklin Resources Inc.	24,893	740
	Nasdaq Inc.	4,216	722
			484,492
Health Care (16.0%)
	Johnson & Johnson	427,958	70,429
	UnitedHealth Group Inc.	88,817	42,265
	Merck & Co. Inc.	410,657	31,448
	Bristol-Myers Squibb Co.	360,844	24,779
	Medtronic plc	218,773	22,969
	CVS Health Corp.	214,611	22,244
	Pfizer Inc.	419,783	19,705
	AbbVie Inc.	132,197	19,535
	Anthem Inc.	39,461	17,830
	Abbott Laboratories	135,098	16,295
	Cigna Corp.	53,900	12,816
	Becton Dickinson & Co.	46,692	12,667
	Gilead Sciences Inc.	203,953	12,319
	Amgen Inc.	54,040	12,239
*	Boston Scientific Corp.	231,652	10,232
	Danaher Corp.	33,055	9,071
	Humana Inc.	20,883	9,070
	Stryker Corp.	32,198	8,479
*	Centene Corp.	94,777	7,830
	Baxter International Inc.	81,457	6,921
	McKesson Corp.	24,832	6,828
*	Intuitive Surgical Inc.	17,983	5,221
		Shares	Market Value• ($000)
	Zoetis Inc.	26,181	5,070
*	Biogen Inc.	23,892	5,041
	Cerner Corp.	47,773	4,455
	Zimmer Biomet Holdings Inc.	33,977	4,322
*	Illumina Inc.	12,983	4,240
*	Edwards Lifesciences Corp.	37,605	4,226
	HCA Healthcare Inc.	16,358	4,095
*	Vertex Pharmaceuticals Inc.	16,506	3,797
	AmerisourceBergen Corp.	24,303	3,464
	Cooper Cos. Inc.	8,020	3,280
	Teleflex Inc.	7,632	2,567
	Agilent Technologies Inc.	19,655	2,562
	Cardinal Health Inc.	45,829	2,475
	ResMed Inc.	9,921	2,448
*	IDEXX Laboratories Inc.	4,273	2,275
	STERIS plc	9,439	2,265
	Viatris Inc.	196,269	2,161
*	Laboratory Corp. of America Holdings	7,302	1,981
*	Mettler-Toledo International Inc.	1,399	1,971
*	Henry Schein Inc.	22,585	1,951
	DENTSPLY SIRONA Inc.	35,572	1,926
*	IQVIA Holdings Inc.	8,365	1,925
	Universal Health Services Inc. Class B	11,922	1,716
	Organon & Co.	41,359	1,544
	Quest Diagnostics Inc.	10,734	1,409
*	Incyte Corp.	17,498	1,195
*	DaVita Inc.	10,528	1,187
*	Catalent Inc.	11,063	1,129
*	ABIOMED Inc.	3,349	1,041
*	Bio-Rad Laboratories Inc. Class A	1,575	986
*	Waters Corp.	2,585	819
*	Hologic Inc.	10,747	765
			481,480
Industrials (12.6%)
	Raytheon Technologies Corp.	243,284	24,985
	Honeywell International Inc.	111,896	21,232
*	Boeing Co.	89,836	18,447
	Lockheed Martin Corp.	39,909	17,312
	General Electric Co.	178,536	17,052
	Caterpillar Inc.	87,922	16,492
	Union Pacific Corp.	61,633	15,159
	United Parcel Service Inc. Class B	67,558	14,216
	3M Co.	93,660	13,923
	CSX Corp.	360,665	12,230
	Northrop Grumman Corp.	24,237	10,716
	Norfolk Southern Corp.	39,573	10,151
	Eaton Corp. plc	64,842	10,004
	Emerson Electric Co.	97,165	9,029
	Deere & Co.	24,751	8,911

6

S&P 500 Value Index Fund
		Shares	Market Value• ($000)
	General Dynamics Corp.	37,674	8,833
	FedEx Corp.	39,724	8,829
	Roper Technologies Inc.	17,138	7,682
	Carrier Global Corp.	140,806	6,319
	Parker-Hannifin Corp.	20,977	6,217
	Trane Technologies plc	38,601	5,942
	Illinois Tool Works Inc.	27,396	5,927
	PACCAR Inc.	56,460	5,184
	AMETEK Inc.	37,598	4,880
	Cummins Inc.	23,241	4,744
	L3Harris Technologies Inc.	18,474	4,661
	Waste Management Inc.	30,700	4,433
	Stanley Black & Decker Inc.	26,494	4,311
*	Southwest Airlines Co.	96,276	4,217
*	Delta Air Lines Inc.	104,068	4,154
	Fortive Corp.	58,413	3,782
	WW Grainger Inc.	7,054	3,365
	Ingersoll Rand Inc.	66,361	3,353
	Otis Worldwide Corp.	41,533	3,253
*	TransDigm Group Inc.	4,773	3,182
	Johnson Controls International plc	44,852	2,914
	Cintas Corp.	7,711	2,894
	Westinghouse Air Brake Technologies Corp.	30,356	2,818
	Textron Inc.	35,841	2,621
	Fastenal Co.	48,534	2,498
	Rockwell Automation Inc.	9,037	2,409
*	United Airlines Holdings Inc.	52,606	2,336
	Leidos Holdings Inc.	22,855	2,327
	Republic Services Inc.	19,039	2,290
	Verisk Analytics Inc.	12,846	2,278
	Howmet Aerospace Inc.	62,549	2,247
	CH Robinson Worldwide Inc.	21,190	2,049
	Dover Corp.	12,643	1,983
	Snap-on Inc.	8,777	1,845
*	American Airlines Group Inc.	105,513	1,820
	Allegion plc	14,626	1,675
	Xylem Inc.	17,357	1,544
*	United Rentals Inc.	4,735	1,523
	Jacobs Engineering Group Inc.	11,844	1,457
	IDEX Corp.	7,265	1,394
*	Copart Inc.	11,058	1,359
	Huntington Ingalls Industries Inc.	6,491	1,327
	Quanta Services Inc.	10,613	1,156
	Masco Corp.	20,520	1,150
*	Alaska Air Group Inc.	20,470	1,149
	JB Hunt Transport Services Inc.	5,600	1,136
	Fortune Brands Home & Security Inc.	12,089	1,050
	Nielsen Holdings plc	58,118	1,012
	Nordson Corp.	3,495	792
	A O Smith Corp.	10,904	748
		Shares	Market Value• ($000)
	Robert Half International Inc.	5,762	693
	Rollins Inc.	20,592	672
	Pentair plc	11,233	650
			378,943
Information Technology (11.5%)
	Visa Inc. Class A	155,408	33,587
	Intel Corp.	661,113	31,535
	Mastercard Inc. Class A	74,745	26,969
	Cisco Systems Inc.	377,061	21,029
	Broadcom Inc.	28,767	16,899
	Micron Technology Inc.	181,843	16,159
	Analog Devices Inc.	87,373	14,005
	International Business Machines Corp.	114,300	14,003
	Accenture plc Class A	43,136	13,632
*	salesforce.com Inc.	62,094	13,073
	Texas Instruments Inc.	76,566	13,015
*	PayPal Holdings Inc.	87,805	9,828
	Fidelity National Information Services Inc.	99,062	9,434
*	Fiserv Inc.	96,551	9,430
	TE Connectivity Ltd.	53,017	7,551
	Cognizant Technology Solutions Corp. Class A	85,468	7,361
	Automatic Data Processing Inc.	32,167	6,576
	Global Payments Inc.	47,211	6,297
	Corning Inc.	124,719	5,039
	Amphenol Corp. Class A	45,657	3,470
	Hewlett Packard Enterprise Co.	212,983	3,391
	Microchip Technology Inc.	46,852	3,295
*	Teledyne Technologies Inc.	7,580	3,255
	HP Inc.	93,563	3,215
*	FleetCor Technologies Inc.	13,225	3,097
	NXP Semiconductors NV	16,026	3,047
	Paychex Inc.	24,486	2,915
*	Autodesk Inc.	12,840	2,828
	NortonLifeLock Inc.	94,408	2,736
*	Western Digital Corp.	50,635	2,579
*	Synopsys Inc.	8,207	2,564
	Motorola Solutions Inc.	11,268	2,484
	Jack Henry & Associates Inc.	12,067	2,133
	Citrix Systems Inc.	20,274	2,078
	Skyworks Solutions Inc.	14,211	1,964
	Juniper Networks Inc.	52,894	1,787
*	VeriSign Inc.	8,319	1,778
*	ANSYS Inc.	5,382	1,745
*	Akamai Technologies Inc.	15,380	1,665
	CDW Corp.	9,081	1,566
	Broadridge Financial Solutions Inc.	10,645	1,556
*	DXC Technology Co.	40,829	1,389
*	Trimble Inc.	18,047	1,259
*	Qorvo Inc.	9,170	1,254

7

S&P 500 Value Index Fund
		Shares	Market Value• ($000)
*	Keysight Technologies Inc.	7,467	1,175
*	Tyler Technologies Inc.	2,531	1,084
*	Zebra Technologies Corp. Class A	2,346	970
*	PTC Inc.	8,622	959
*	Ceridian HCM Holding Inc.	12,992	947
*	F5 Inc.	4,641	932
	Seagate Technology Holdings plc	8,991	927
	NetApp Inc.	10,533	826
*	IPG Photonics Corp.	5,781	754
*	SolarEdge Technologies Inc.	2,174	694
*	Paycom Software Inc.	1,962	666
	Oracle Corp.	22	2
			344,408
Materials (3.9%)
	Linde plc	40,833	11,974
	Newmont Corp.	129,651	8,583
	Air Products and Chemicals Inc.	35,975	8,501
	Ecolab Inc.	40,538	7,145
	Dow Inc.	120,199	7,087
	DuPont de Nemours Inc.	84,200	6,515
	Freeport-McMoRan Inc.	133,528	6,269
	Corteva Inc.	118,638	6,173
	International Flavors & Fragrances Inc.	41,421	5,509
	PPG Industries Inc.	38,574	5,148
	Sherwin-Williams Co.	18,424	4,848
	Ball Corp.	52,736	4,732
	LyondellBasell Industries NV Class A	42,769	4,158
	Mosaic Co.	60,148	3,154
	Amcor plc	249,190	2,898
	Nucor Corp.	21,419	2,819
	International Paper Co.	62,953	2,740
	Eastman Chemical Co.	21,877	2,592
	FMC Corp.	20,578	2,413
	Packaging Corp. of America	15,479	2,278
	Vulcan Materials Co.	11,249	2,041
	Westrock Co.	43,477	1,968
	Martin Marietta Materials Inc.	4,245	1,610
	Celanese Corp.	10,137	1,412
	Albemarle Corp.	6,070	1,189
	Avery Dennison Corp.	6,564	1,157
	CF Industries Holdings Inc.	14,043	1,140
	Sealed Air Corp.	10,859	729
			116,782
Real Estate (3.2%)
	American Tower Corp.	36,289	8,233
	Prologis Inc.	46,861	6,835
	Crown Castle International Corp.	38,618	6,433
	Digital Realty Trust Inc.	46,085	6,218
		Shares	Market Value• ($000)
	Realty Income Corp.	92,116	6,088
	Welltower Inc.	70,827	5,899
	Equinix Inc.	7,905	5,610
	Equity Residential	55,542	4,738
	Alexandria Real Estate Equities Inc.	22,896	4,336
	Public Storage	10,149	3,603
	Ventas Inc.	64,858	3,502
	AvalonBay Communities Inc.	13,158	3,139
	Simon Property Group Inc.	21,318	2,933
	Boston Properties Inc.	23,086	2,824
	Weyerhaeuser Co.	70,645	2,747
	Healthpeak Properties Inc.	87,705	2,724
*	CBRE Group Inc. Class A	27,197	2,634
	SBA Communications Corp.	7,776	2,359
	Kimco Realty Corp.	100,061	2,354
*	Host Hotels & Resorts Inc.	116,280	2,124
	Essex Property Trust Inc.	5,942	1,885
	Regency Centers Corp.	25,130	1,656
	Mid-America Apartment Communities Inc.	7,096	1,452
	UDR Inc.	21,363	1,172
	Duke Realty Corp.	21,620	1,146
	Vornado Realty Trust	25,824	1,118
	Iron Mountain Inc.	18,201	895
	Federal Realty Investment Trust	6,639	781
			95,438
Utilities (5.1%)
	NextEra Energy Inc.	318,990	24,967
	Duke Energy Corp.	125,036	12,555
	Southern Co.	172,340	11,162
	Dominion Energy Inc.	131,608	10,467
	Sempra Energy	51,960	7,494
	American Electric Power Co. Inc.	81,972	7,431
	Exelon Corp.	159,158	6,774
	Xcel Energy Inc.	87,511	5,892
	Public Service Enterprise Group Inc.	82,184	5,328
	Consolidated Edison Inc.	57,454	4,928
	WEC Energy Group Inc.	51,299	4,662
	Eversource Energy	55,872	4,570
	American Water Works Co. Inc.	29,481	4,454
	Edison International	61,799	3,919
	DTE Energy Co.	31,559	3,837
	FirstEnergy Corp.	88,576	3,707
	Ameren Corp.	41,963	3,607
	Entergy Corp.	32,732	3,444
	PPL Corp.	121,968	3,192
	CMS Energy Corp.	47,028	3,010
	CenterPoint Energy Inc.	102,066	2,792
	Constellation Energy Corp.	53,023	2,438
	Alliant Energy Corp.	40,696	2,377

8

S&P 500 Value Index Fund
	Shares	Market Value• ($000)
Atmos Energy Corp.	21,537	2,365
Evergy Inc.	37,192	2,321
AES Corp.	108,284	2,299
NiSource Inc.	63,924	1,849
Pinnacle West Capital Corp.	18,235	1,292
		153,133
Total Common Stocks (Cost $2,685,258)		2,996,589
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[1] Vanguard Market Liquidity Fund, 0.138% (Cost $2,623)	26,238	2,623
Total Investments (99.8%) (Cost $2,687,881)		2,999,212
Other Assets and Liabilities—Net (0.2%)		5,818
Net Assets (100%)		3,005,030
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2022	17	3,713	(9)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
International Business Machines Corp.	8/31/22	BANA	4,207	(0.070)	—	(297)
1	Based on USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.
9

S&P 500 Value Index Fund
Statement of Assets and Liabilities
As of February 28, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $2,685,258)	2,996,589
Affiliated Issuers (Cost $2,623)	2,623
Total Investments in Securities	2,999,212
Investment in Vanguard	97
Cash Collateral Pledged—Futures Contracts	190
Receivables for Accrued Income	5,959
Receivables for Capital Shares Issued	6
Total Assets	3,005,464
Liabilities
Due to Custodian	19
Payables for Investment Securities Purchased	1
Payables for Capital Shares Redeemed	2
Payables to Vanguard	105
Variation Margin Payable—Futures Contracts	10
Unrealized Depreciation—Over-the-Counter Swap Contracts	297
Total Liabilities	434
Net Assets	3,005,030
At February 28, 2022, net assets consisted of:

Paid-in Capital	2,675,008
Total Distributable Earnings (Loss)	330,022
Net Assets	3,005,030

ETF Shares—Net Assets
Applicable to 19,225,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,821,253
Net Asset Value Per Share—ETF Shares	$146.75

Institutional Shares—Net Assets
Applicable to 570,996 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	183,777
Net Asset Value Per Share—Institutional Shares	$321.85
See accompanying Notes, which are an integral part of the Financial Statements.
10

S&P 500 Value Index Fund
Statement of Operations

Six Months Ended February 28, 2022
($000)
Investment Income
Income
Dividends[1]	28,154
Interest[2]	3
Securities Lending—Net	—
Total Income	28,157
Expenses
The Vanguard Group—Note B
Investment Advisory Services	110
Management and Administrative—ETF Shares	1,031
Management and Administrative—Institutional Shares	56
Marketing and Distribution—ETF Shares	45
Marketing and Distribution—Institutional Shares	4
Custodian Fees	25
Shareholders’ Reports—ETF Shares	36
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	1
Other Expenses	8
Total Expenses	1,316
Net Investment Income	26,841
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	113,250
Futures Contracts	117
Swap Contracts	47
Realized Net Gain (Loss)	113,414
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(110,929)
Futures Contracts	(146)
Swap Contracts	(324)
Change in Unrealized Appreciation (Depreciation)	(111,399)
Net Increase (Decrease) in Net Assets Resulting from Operations	28,856
1	Dividends are net of foreign withholding taxes of $6,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $3,000, ($1,000), less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $142,643,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
11

S&P 500 Value Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2022	Year Ended August 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	26,841	44,010
Realized Net Gain (Loss)	113,414	51,566
Change in Unrealized Appreciation (Depreciation)	(111,399)	446,815
Net Increase (Decrease) in Net Assets Resulting from Operations	28,856	542,391
Distributions
ETF Shares	(27,405)	(37,692)
Institutional Shares	(1,929)	(3,053)
Total Distributions	(29,334)	(40,745)
Capital Share Transactions
ETF Shares	471,452	643,375
Institutional Shares	8,125	35,191
Net Increase (Decrease) from Capital Share Transactions	479,577	678,566
Total Increase (Decrease)	479,099	1,180,212
Net Assets
Beginning of Period	2,525,931	1,345,719
End of Period	3,005,030	2,525,931
See accompanying Notes, which are an integral part of the Financial Statements.
12

S&P 500 Value Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2022	Year Ended August 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$146.23	$112.29	$111.46	$111.93	$101.33	$92.41
Investment Operations
Net Investment Income[1]	1.469	2.897	2.984	2.694	2.558	2.422
Net Realized and Unrealized Gain (Loss) on Investments	.702	33.786	.683	(.511)	10.535	8.726
Total from Investment Operations	2.171	36.683	3.667	2.183	13.093	11.148
Distributions
Dividends from Net Investment Income	(1.651)	(2.743)	(2.837)	(2.653)	(2.493)	(2.228)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.651)	(2.743)	(2.837)	(2.653)	(2.493)	(2.228)
Net Asset Value, End of Period	$146.75	$146.23	$112.29	$111.46	$111.93	$101.33
Total Return	1.50%	33.10%	3.33%	2.05%	13.08%	12.19%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,821	$2,351	$1,244	$984	$873	$768
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	2.01%	2.19%	2.66%	2.48%	2.38%	2.46%
Portfolio Turnover Rate[2]	15%	18%	31%	28%	20%	16%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
13

S&P 500 Value Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2022	Year Ended August 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$320.71	$246.27	$244.40	$245.49	$222.23	$202.64
Investment Operations
Net Investment Income[1]	3.272	6.402	6.596	5.950	6.077	5.202
Net Realized and Unrealized Gain (Loss) on Investments	1.517	74.102	1.491	(1.115)	22.813	19.393
Total from Investment Operations	4.789	80.504	8.087	4.835	28.890	24.595
Distributions
Dividends from Net Investment Income	(3.649)	(6.064)	(6.217)	(5.925)	(5.630)	(5.005)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(3.649)	(6.064)	(6.217)	(5.925)	(5.630)	(5.005)
Net Asset Value, End of Period	$321.85	$320.71	$246.27	$244.40	$245.49	$222.23
Total Return	1.52%	33.14%	3.39%	2.07%	13.18%	12.27%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$184	$175	$102	$94	$89	$4
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	2.04%	2.22%	2.68%	2.50%	2.45%	2.53%
Portfolio Turnover Rate[2]	15%	18%	31%	28%	20%	16%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
14

S&P 500 Value Index Fund
Notes to Financial Statements
Vanguard S&P 500 Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2022, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
15

S&P 500 Value Index Fund
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 28, 2022, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
16

S&P 500 Value Index Fund
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
17

S&P 500 Value Index Fund
For the six months ended February 28, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2022, the fund had contributed to Vanguard capital in the amount of $97,000, representing less than 0.01% of the fund’s net assets and 0.04% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
18

S&P 500 Value Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of February 28, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	2,996,589	—	—	2,996,589
Temporary Cash Investments	2,623	—	—	2,623
Total	2,999,212	—	—	2,999,212

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	9	—	—	9
Swap Contracts	—	297	—	297
Total	9	297	—	306
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	As of February 28, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,691,826
Gross Unrealized Appreciation	418,931
Gross Unrealized Depreciation	(111,851)
Net Unrealized Appreciation (Depreciation)	307,080
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2021, the fund had available capital losses totaling $99,530,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2022; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended February 28, 2022, the fund purchased $1,248,593,000 of investment securities and sold $767,364,000 of investment securities, other than temporary cash investments. Purchases and sales include $801,492,000 and $372,882,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2022, such purchases were $272,174,000 and sales were $202,565,000, resulting in net realized loss of $19,450,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
19

S&P 500 Value Index Fund
F.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2022		Year Ended August 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	843,505	5,675	885,386	6,850
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(372,053)	(2,525)	(242,011)	(1,850)
Net Increase (Decrease)—ETF Shares	471,452	3,150	643,375	5,000
Institutional Shares
Issued	29,555	90	44,346	164
Issued in Lieu of Cash Distributions	1,787	6	2,575	9
Redeemed	(23,217)	(72)	(11,730)	(40)
Net Increase (Decrease)—Institutional Shares	8,125	24	35,191	133
G.	Market disruptions associated with current geopolitical events have had a global impact, and uncertainty exists as to their implications. Such disruptions can adversely affect assets and thus performance of the fund; at this time, an aggregate effect on assets and performance cannot be reasonably estimated. Management is continuing to monitor these developments and evaluate impacts they may have on the fund.
Management has determined that no other events or transactions occurred subsequent to February 28, 2022, that would require recognition or disclosure in these financial statements.
20

S&P 500 Growth Index Fund
Fund Allocation
As of February 28, 2022
Communication Services	12.2%
Consumer Discretionary	16.6
Consumer Staples	1.5
Energy	1.0
Financials	7.0
Health Care	10.6
Industrials	3.2
Information Technology	44.4
Materials	1.3
Real Estate	2.1
Utilities	0.1
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
21

S&P 500 Growth Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.7%)
Communication Services (12.2%)
*	Alphabet Inc. Class A	117,642	317,767
*	Alphabet Inc. Class C	109,683	295,905
*	Meta Platforms Inc. Class A	926,745	195,571
*	Netflix Inc.	173,331	68,383
*	Twitter Inc.	150,292	5,343
*	Take-Two Interactive Software Inc.	28,002	4,536
*	Live Nation Entertainment Inc.	22,529	2,722
*	T-Mobile US Inc.	341	42
*	Charter Communications Inc. Class A	50	30
	Electronic Arts Inc.	28	4
	Activision Blizzard Inc.	13	1
*	Match Group Inc.	8	1
			890,305
Consumer Discretionary (16.6%)
*	Amazon.com Inc.	170,816	524,620
*	Tesla Inc.	318,586	277,307
	Home Depot Inc.	314,298	99,265
	Lowe's Cos. Inc.	271,437	60,004
	NIKE Inc. Class B	270,162	36,891
	McDonald's Corp.	131,702	32,237
	Starbucks Corp.	235,399	21,607
	Target Corp.	104,890	20,954
*	O'Reilly Automotive Inc.	26,390	17,133
*	AutoZone Inc.	8,208	15,295
*	Chipotle Mexican Grill Inc.	7,401	11,274
	eBay Inc.	188,544	10,293
	Tractor Supply Co.	44,614	9,092
*	Etsy Inc.	49,567	7,677
	Pool Corp.	15,709	7,204
*	Hilton Worldwide Holdings Inc.	44,713	6,656
	Yum! Brands Inc.	53,917	6,609
	DR Horton Inc.	67,823	5,792
*	Aptiv plc	43,448	5,624
*	Caesars Entertainment Inc.	53,623	4,514
*	Ulta Beauty Inc.	11,878	4,448
		Shares	Market Value• ($000)
	Domino's Pizza Inc.	9,561	4,132
*	CarMax Inc.	33,577	3,671
	Bath & Body Works Inc.	67,774	3,617
	Garmin Ltd.	30,285	3,345
*	NVR Inc.	584	2,896
	Advance Auto Parts Inc.	11,732	2,399
	LKQ Corp.	45,480	2,135
	Newell Brands Inc.	77,747	1,846
*	Under Armour Inc. Class C	39,271	614
*	Under Armour Inc. Class A	29,858	534
	Dollar General Corp.	212	42
	Best Buy Co. Inc.	266	26
*	Expedia Group Inc.	126	25
*	Booking Holdings Inc.	11	24
	PulteGroup Inc.	315	16
*	Penn National Gaming Inc.	238	12
			1,209,830
Consumer Staples (1.5%)
	Costco Wholesale Corp.	87,951	45,669
	PepsiCo Inc.	226,617	37,106
	Estee Lauder Cos. Inc. Class A	53,352	15,810
*	Monster Beverage Corp.	76,701	6,474
	Hershey Co.	25,501	5,158
	Coca-Cola Co.	2,442	152
	Colgate-Palmolive Co.	1,043	80
	Kimberly-Clark Corp.	301	39
	Church & Dwight Co. Inc.	392	38
	McCormick & Co. Inc. (Non-Voting)	259	25
	Brown-Forman Corp. Class B	217	14
	Clorox Co.	68	10
	Lamb Weston Holdings Inc.	126	8
			110,583
Energy (1.0%)
	Devon Energy Corp.	247,739	14,753
	EOG Resources Inc.	105,314	12,103
	Pioneer Natural Resources Co.	49,728	11,915
	Diamondback Energy Inc.	67,092	9,265
	Hess Corp.	76,270	7,708
22

S&P 500 Growth Index Fund
		Shares	Market Value• ($000)
	Occidental Petroleum Corp.	141,640	6,194
	ONEOK Inc.	74,303	4,852
	APA Corp.	78,852	2,809
			69,599
Financials (7.0%)
	JPMorgan Chase & Co.	531,438	75,358
	Bank of America Corp.	1,240,030	54,809
	Goldman Sachs Group Inc.	132,867	45,346
	Charles Schwab Corp.	400,748	33,847
	S&P Global Inc.	78,951	29,662
	Morgan Stanley	275,503	24,999
	BlackRock Inc.	29,051	21,611
	American Express Co.	108,212	21,052
	Marsh & McLennan Cos. Inc.	120,632	18,747
	MSCI Inc.	32,381	16,245
	Intercontinental Exchange Inc.	125,270	16,050
	Aon plc Class A	51,618	15,080
	Discover Financial Services	114,917	14,185
*	SVB Financial Group	23,073	13,982
	Moody's Corp.	42,006	13,527
	Capital One Financial Corp.	79,896	12,246
	First Republic Bank	70,190	12,161
	T. Rowe Price Group Inc.	61,341	8,868
	Signature Bank	23,988	8,273
	Ameriprise Financial Inc.	26,749	8,019
	Nasdaq Inc.	35,865	6,138
	Arthur J Gallagher & Co.	35,562	5,626
	Synchrony Financial	121,278	5,188
	Raymond James Financial Inc.	42,789	4,692
	Brown & Brown Inc.	63,325	4,281
	Regions Financial Corp.	166,256	4,022
	FactSet Research Systems Inc.	8,521	3,460
	Cincinnati Financial Corp.	27,294	3,352
	Cboe Global Markets Inc.	24,115	2,829
	MarketAxess Holdings Inc.	7,152	2,728
	Comerica Inc.	22,872	2,184
	Zions Bancorp NA	29,121	2,064
	Franklin Resources Inc.	49,008	1,457
	Progressive Corp.	889	94
			512,182
Health Care (10.6%)
	Thermo Fisher Scientific Inc.	154,363	83,973
	Eli Lilly & Co.	310,744	77,670
	UnitedHealth Group Inc.	154,810	73,669
	Pfizer Inc.	1,185,344	55,640
	AbbVie Inc.	373,496	55,192
	Danaher Corp.	169,435	46,495
	Abbott Laboratories	366,540	44,212
*	Intuitive Surgical Inc.	96,563	28,035
*	Regeneron Pharmaceuticals Inc.	41,341	25,564
		Shares	Market Value• ($000)
	Zoetis Inc.	121,950	23,616
*	Moderna Inc.	138,112	21,214
	Amgen Inc.	90,261	20,442
*	Edwards Lifesciences Corp.	154,257	17,334
*	Dexcom Inc.	37,991	15,725
*	Align Technology Inc.	28,712	14,685
	Stryker Corp.	53,798	14,168
*	Vertex Pharmaceuticals Inc.	59,811	13,758
	HCA Healthcare Inc.	54,293	13,590
*	IQVIA Holdings Inc.	54,773	12,604
*	IDEXX Laboratories Inc.	22,916	12,199
	West Pharmaceutical Services Inc.	29,030	11,237
*	Illumina Inc.	29,869	9,755
	Agilent Technologies Inc.	71,004	9,256
	PerkinElmer Inc.	49,324	8,859
	ResMed Inc.	33,144	8,178
*	Mettler-Toledo International Inc.	5,681	8,003
	Bio-Techne Corp.	15,443	6,477
*	Charles River Laboratories International Inc.	19,771	5,757
*	Waters Corp.	17,645	5,589
*	Laboratory Corp. of America Holdings	19,655	5,332
*	Hologic Inc.	73,207	5,210
*	Catalent Inc.	40,286	4,111
	STERIS plc	16,436	3,945
*	ABIOMED Inc.	9,823	3,052
*	Bio-Rad Laboratories Inc. Class A	4,650	2,911
	Quest Diagnostics Inc.	21,866	2,870
*	Incyte Corp.	31,624	2,160
	Bristol-Myers Squibb Co.	1,335	92
	Merck & Co. Inc.	626	48
	Humana Inc.	107	46
*	Biogen Inc.	189	40
	Cerner Corp.	301	28
	Cooper Cos. Inc.	49	20
*	DaVita Inc.	161	18
	Teleflex Inc.	49	16
	Organon & Co.	287	11
			772,806
Industrials (3.2%)
	United Parcel Service Inc. Class B	122,882	25,857
	Union Pacific Corp.	103,011	25,336
	Deere & Co.	50,868	18,313
	Old Dominion Freight Line Inc.	36,480	11,456
	Waste Management Inc.	76,483	11,044
	Johnson Controls International plc	168,942	10,974
	Equifax Inc.	47,658	10,406
	Illinois Tool Works Inc.	45,747	9,897
	L3Harris Technologies Inc.	32,235	8,133

23

S&P 500 Growth Index Fund
		Shares	Market Value• ($000)
*	Generac Holdings Inc.	24,673	7,784
*	Copart Inc.	56,832	6,983
	Expeditors International of Washington Inc.	65,935	6,815
	Rockwell Automation Inc.	23,526	6,272
*	TransDigm Group Inc.	9,006	6,003
	Cintas Corp.	15,810	5,934
	Verisk Analytics Inc.	32,281	5,725
	Fastenal Co.	108,151	5,565
*	United Rentals Inc.	17,010	5,471
	Otis Worldwide Corp.	66,425	5,203
	Republic Services Inc.	35,700	4,294
	Dover Corp.	25,691	4,030
	JB Hunt Transport Services Inc.	19,365	3,930
	Robert Half International Inc.	29,343	3,530
	Quanta Services Inc.	30,018	3,270
	Nordson Corp.	12,673	2,870
	Jacobs Engineering Group Inc.	22,417	2,757
	Xylem Inc.	28,861	2,567
	Masco Corp.	45,719	2,562
	IDEX Corp.	12,172	2,336
	Pentair plc	37,189	2,154
	Fortune Brands Home & Security Inc.	23,902	2,077
	A O Smith Corp.	25,825	1,771
	Rollins Inc.	39,190	1,279
	Lockheed Martin Corp.	266	115
	CSX Corp.	2,028	69
	Roper Technologies Inc.	133	60
	Carrier Global Corp.	1,316	59
	FedEx Corp.	252	56
	Norfolk Southern Corp.	197	51
	Parker-Hannifin Corp.	161	48
	Caterpillar Inc.	237	44
	Trane Technologies plc	259	40
	Emerson Electric Co.	369	34
	AMETEK Inc.	266	34
	Cummins Inc.	147	30
	WW Grainger Inc.	63	30
	Allegion plc	91	10
			233,278
Information Technology (44.3%)
	Apple Inc.	6,104,615	1,007,994
	Microsoft Corp.	2,940,522	878,598
	NVIDIA Corp.	979,124	238,759
*	Adobe Inc.	186,347	87,151
	QUALCOMM Inc.	438,721	75,456
*	Advanced Micro Devices Inc.	595,610	73,462
	Visa Inc. Class A	282,184	60,986
	Mastercard Inc. Class A	159,618	57,593
	Broadcom Inc.	91,943	54,011
	Intuit Inc.	110,911	52,613
*	salesforce.com Inc.	233,895	49,242
		Shares	Market Value• ($000)
	Oracle Corp.	631,747	47,994
	Applied Materials Inc.	353,726	47,470
	Accenture plc Class A	143,600	45,380
*	ServiceNow Inc.	77,926	45,191
	Cisco Systems Inc.	741,323	41,344
	Lam Research Corp.	55,163	30,966
	Texas Instruments Inc.	176,707	30,038
*	PayPal Holdings Inc.	248,509	27,816
	KLA Corp.	59,437	20,714
*	Fortinet Inc.	53,159	18,314
	Automatic Data Processing Inc.	87,082	17,803
*	Cadence Design Systems Inc.	108,570	16,441
*	Synopsys Inc.	40,055	12,513
	NXP Semiconductors NV	65,610	12,474
*	Autodesk Inc.	55,127	12,141
*	Arista Networks Inc.	88,181	10,822
	Amphenol Corp. Class A	123,857	9,414
*	Gartner Inc.	32,302	9,058
*	Enphase Energy Inc.	52,818	8,805
	Motorola Solutions Inc.	38,804	8,553
*	Keysight Technologies Inc.	54,099	8,513
	Paychex Inc.	66,356	7,900
	Monolithic Power Systems Inc.	17,006	7,801
	HP Inc.	224,760	7,723
	Teradyne Inc.	63,855	7,530
	Microchip Technology Inc.	104,305	7,336
*	ANSYS Inc.	21,193	6,870
*	Zebra Technologies Corp. Class A	15,292	6,321
	Seagate Technology Holdings plc	58,423	6,027
	CDW Corp.	31,176	5,377
*	SolarEdge Technologies Inc.	15,369	4,909
	NetApp Inc.	61,839	4,847
*	Paycom Software Inc.	14,128	4,792
*	EPAM Systems Inc.	22,232	4,619
*	Tyler Technologies Inc.	9,956	4,264
	Skyworks Solutions Inc.	30,333	4,191
*	Trimble Inc.	55,156	3,847
*	VeriSign Inc.	17,706	3,784
	Broadridge Financial Solutions Inc.	20,026	2,928
*	Qorvo Inc.	21,224	2,903
*	Akamai Technologies Inc.	26,713	2,892
*	F5 Inc.	12,441	2,499
*	PTC Inc.	20,770	2,311
*	Ceridian HCM Holding Inc.	21,864	1,594
	Cognizant Technology Solutions Corp. Class A	637	55
	Analog Devices Inc.	266	43
	TE Connectivity Ltd.	294	42
	Corning Inc.	861	35
*	Teledyne Technologies Inc.	56	24

24

S&P 500 Growth Index Fund
		Shares	Market Value• ($000)
*	FleetCor Technologies Inc.	84	20
*	Fiserv Inc.	188	18
	Jack Henry & Associates Inc.	84	15
*	IPG Photonics Corp.	35	4
	Citrix Systems Inc.	8	1
			3,231,151
Materials (1.2%)
	Linde plc	102,195	29,968
	Sherwin-Williams Co.	49,978	13,151
	Freeport-McMoRan Inc.	252,886	11,873
	Nucor Corp.	60,459	7,958
	Albemarle Corp.	31,134	6,099
	Martin Marietta Materials Inc.	14,029	5,322
	Vulcan Materials Co.	24,856	4,510
	CF Industries Holdings Inc.	50,175	4,074
	Avery Dennison Corp.	16,460	2,900
	Celanese Corp.	18,161	2,529
	Sealed Air Corp.	31,853	2,138
	Air Products and Chemicals Inc.	245	58
	Dow Inc.	868	51
	Ecolab Inc.	273	48
	FMC Corp.	308	36
	Newmont Corp.	470	31
	Ball Corp.	298	27
			90,773
Real Estate (2.1%)
	Prologis Inc.	176,885	25,799
	American Tower Corp.	90,754	20,589
	Crown Castle International Corp.	76,070	12,673
	Public Storage	35,058	12,446
	Equinix Inc.	16,210	11,505
	Simon Property Group Inc.	77,452	10,654
	Extra Space Storage Inc.	52,844	9,943
	SBA Communications Corp.	23,818	7,226
*	CBRE Group Inc. Class A	65,924	6,385
	Shares	Market Value• ($000)
Mid-America Apartment Communities Inc.	27,868	5,702
AvalonBay Communities Inc.	22,752	5,428
Duke Realty Corp.	96,876	5,135
Weyerhaeuser Co.	122,386	4,758
Essex Property Trust Inc.	11,089	3,517
UDR Inc.	61,957	3,400
Iron Mountain Inc.	68,649	3,376
Federal Realty Investment Trust	11,372	1,337
		149,873
Utilities (0.0%)
NRG Energy Inc.	95,274	3,605
NextEra Energy Inc.	1,007	79
American Water Works Co. Inc.	217	33
AES Corp.	602	13
		3,730
Total Common Stocks (Cost $5,341,539)		7,274,110
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[1] Vanguard Market Liquidity Fund, 0.138% (Cost $12,781)	127,825	12,781
Total Investments (99.9%) (Cost $5,354,320)		7,286,891
Other Assets and Liabilities—Net (0.1%)		5,508
Net Assets (100%)		7,292,399
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

25

S&P 500 Growth Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini NASDAQ 100 Index	March 2022	30	8,537	(702)
E-mini S&P 500 Index	March 2022	14	3,057	(160)
				(862)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Advanced Micro Devices Inc.	8/31/22	BANA	5,141	(0.070)	409	—
1	Based on USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.
26

S&P 500 Growth Index Fund
Statement of Assets and Liabilities
As of February 28, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $5,341,539)	7,274,110
Affiliated Issuers (Cost $12,781)	12,781
Total Investments in Securities	7,286,891
Investment in Vanguard	248
Cash Collateral Pledged—Futures Contracts	610
Receivables for Accrued Income	4,474
Receivables for Capital Shares Issued	14
Variation Margin Receivable—Futures Contracts	20
Unrealized Appreciation—Over-the-Counter Swap Contracts	409
Total Assets	7,292,666
Liabilities
Due to Custodian	7
Payables for Investment Securities Purchased	1
Payables to Vanguard	259
Total Liabilities	267
Net Assets	7,292,399
At February 28, 2022, net assets consisted of:

Paid-in Capital	5,144,286
Total Distributable Earnings (Loss)	2,148,113
Net Assets	7,292,399

ETF Shares—Net Assets
Applicable to 27,550,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	7,273,439
Net Asset Value Per Share—ETF Shares	$264.01

Institutional Shares—Net Assets
Applicable to 31,571 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	18,960
Net Asset Value Per Share—Institutional Shares	$600.55
See accompanying Notes, which are an integral part of the Financial Statements.
27

S&P 500 Growth Index Fund
Statement of Operations

Six Months Ended February 28, 2022
($000)
Investment Income
Income
Dividends[1]	25,599
Interest[2]	5
Total Income	25,604
Expenses
The Vanguard Group—Note B
Investment Advisory Services	379
Management and Administrative—ETF Shares	3,032
Management and Administrative—Institutional Shares	6
Marketing and Distribution—ETF Shares	109
Marketing and Distribution—Institutional Shares	1
Custodian Fees	—
Shareholders’ Reports—ETF Shares	83
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	2
Other Expenses	8
Total Expenses	3,620
Net Investment Income	21,984
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	323,418
Futures Contracts	248
Swap Contracts	303
Realized Net Gain (Loss)	323,969
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(895,216)
Futures Contracts	(1,251)
Swap Contracts	263
Change in Unrealized Appreciation (Depreciation)	(896,204)
Net Increase (Decrease) in Net Assets Resulting from Operations	(550,251)
1	Dividends are net of foreign withholding taxes of $1,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $5,000, ($1,000), less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $370,274,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
28

S&P 500 Growth Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2022	Year Ended August 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	21,984	38,378
Realized Net Gain (Loss)	323,969	240,899
Change in Unrealized Appreciation (Depreciation)	(896,204)	1,201,164
Net Increase (Decrease) in Net Assets Resulting from Operations	(550,251)	1,480,441
Distributions
ETF Shares	(22,921)	(37,279)
Institutional Shares	(64)	(106)
Total Distributions	(22,985)	(37,385)
Capital Share Transactions
ETF Shares	1,069,017	853,598
Institutional Shares	(8,186)	14,513
Net Increase (Decrease) from Capital Share Transactions	1,060,831	868,111
Total Increase (Decrease)	487,595	2,311,167
Net Assets
Beginning of Period	6,804,804	4,493,637
End of Period	7,292,399	6,804,804
See accompanying Notes, which are an integral part of the Financial Statements.
29

S&P 500 Growth Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2022	Year Ended August 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$283.53	$219.32	$161.81	$158.27	$127.78	$109.12
Investment Operations
Net Investment Income[1]	.853	1.751	2.111	2.156	1.833	1.841
Net Realized and Unrealized Gain (Loss) on Investments	(19.466)	64.190	57.589	3.437	30.442	18.527
Total from Investment Operations	(18.613)	65.941	59.700	5.593	32.275	20.368
Distributions
Dividends from Net Investment Income	(.907)	(1.731)	(2.190)	(2.053)	(1.785)	(1.708)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.907)	(1.731)	(2.190)	(2.053)	(1.785)	(1.708)
Net Asset Value, End of Period	$264.01	$283.53	$219.32	$161.81	$158.27	$127.78
Total Return	-6.58%	30.26%	37.29%	3.60%	25.48%	18.85%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,273	$6,776	$4,485	$2,755	$2,327	$1,664
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	0.61%	0.73%	1.20%	1.41%	1.29%	1.57%
Portfolio Turnover Rate[2]	12%	12%	24%	23%	18%	19%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
30

S&P 500 Growth Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2022	Year Ended August 31,		April 5, 2019[1] to August 31, 2019	October 17, 2018[1] to December 13, 2018
		2021	2020
Net Asset Value, Beginning of Period	$644.91	$498.89	$368.04	$356.55	$343.28
Investment Operations
Net Investment Income[2]	2.010	3.959	4.861	3.777	.856
Net Realized and Unrealized Gain (Loss) on Investments	(44.280)	146.133	131.012	7.713	(19.628)
Total from Investment Operations	(42.270)	150.092	135.873	11.490	(18.772)
Distributions
Dividends from Net Investment Income	(2.090)	(4.072)	(5.023)	—	(.938)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.090)	(4.072)	(5.023)	—	(.938)
Net Asset Value, End of Period	$600.55	$644.91	$498.89	$368.04	$323.57
Total Return	-6.57%	30.29%	37.35%	3.22%	-5.47%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$19	$28	$9	$7	—
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%[3]	0.08%[3]
Ratio of Net Investment Income to Average Net Assets	0.63%	0.71%	1.22%	2.52%[3]	1.64%[3]
Portfolio Turnover Rate[4]	12%	12%	24%	23%[5]	23%[5]
The expense ratio and net investment income ratio for the current period have been annualized.
1	The class commenced operations on October 17, 2018. On December 13, 2018, all outstanding shares were redeemed and the Net Asset Value represents the per-share amount at which such shares were redeemed. On April 5, 2019, the class recommenced operations.
2	Calculated based on average shares outstanding.
3	Annualized.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
5	Reflects the fund’s portfolio turnover for the fiscal year ended August 31, 2019.
See accompanying Notes, which are an integral part of the Financial Statements.
31

S&P 500 Growth Index Fund
Notes to Financial Statements
Vanguard S&P 500 Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2022, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
32

S&P 500 Growth Index Fund
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 28, 2022, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
33

S&P 500 Growth Index Fund
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management,
34

S&P 500 Growth Index Fund
administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2022, the fund had contributed to Vanguard capital in the amount of $248,000, representing less than 0.01% of the fund’s net assets and 0.10% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
35

S&P 500 Growth Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of February 28, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	7,274,110	—	—	7,274,110
Temporary Cash Investments	12,781	—	—	12,781
Total	7,286,891	—	—	7,286,891

Derivative Financial Instruments
Assets
Swap Contracts	—	409	—	409
Liabilities
Futures Contracts[1]	862	—	—	862
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	As of February 28, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,357,240
Gross Unrealized Appreciation	2,207,094
Gross Unrealized Depreciation	(277,896)
Net Unrealized Appreciation (Depreciation)	1,929,198
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2021, the fund had available capital losses totaling $113,526,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2022; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended February 28, 2022, the fund purchased $2,858,729,000 of investment securities and sold $1,798,685,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,950,256,000 and $956,428,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2022, such purchases were $499,872,000 and sales were $401,035,000, resulting in net realized loss of $18,635,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
36

S&P 500 Growth Index Fund
F.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2022		Year Ended August 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	2,031,671	6,975	1,457,681	6,075
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(962,654)	(3,325)	(604,083)	(2,625)
Net Increase (Decrease)—ETF Shares	1,069,017	3,650	853,598	3,450
Institutional Shares
Issued	449	1	15,809	30
Issued in Lieu of Cash Distributions	53	—	48	—
Redeemed	(8,688)	(13)	(1,344)	(3)
Net Increase (Decrease)—Institutional Shares	(8,186)	(12)	14,513	27
G.	Market disruptions associated with current geopolitical events have had a global impact, and uncertainty exists as to their implications. Such disruptions can adversely affect assets and thus performance of the fund; at this time, an aggregate effect on assets and performance cannot be reasonably estimated. Management is continuing to monitor these developments and evaluate impacts they may have on the fund.
Management has determined that no other events or transactions occurred subsequent to February 28, 2022, that would require recognition or disclosure in these financial statements.
37

The S&P 500 Value Index and S&P 500 Growth Index (the “Indexes”) are products of S&P Dow Jones Indices LLC (“SPDJI”), and have been licensed for use by Vanguard. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P® and S&P 500® are trademarks of S&P; and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Vanguard. Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices make no representation or warranty, express or implied, to the owners of Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund or any member of the public regarding the advisability of investing in securities generally or in Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund particularly or the ability of the S&P 500 Value Index and S&P 500 Growth Index to track general market performance. S&P Dow Jones Indices’ only relationship to Vanguard with respect to the S&P 500 Value Index and S&P 500 Growth Index is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500 Value Index and S&P 500 Growth Index are determined, composed and calculated by S&P Dow Jones Indices without regard to Vanguard or Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund. S&P Dow Jones Indices have no obligation to take the needs of Vanguard or the owners of Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund into consideration in determining, composing or calculating the S&P 500 Value Index and S&P 500 Growth Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices and amount of Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund or the timing of the issuance or sale of Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund or in the determination or calculation of the equation by which Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund. There is no assurance that investment products based on the S&P 500 Value Index and S&P 500 Growth Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF VANGUARD S&P 500 VALUE INDEX FUND AND VANGUARD S&P 500 GROWTH INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND VANGUARD, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
38

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2022 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent No. 6,879,964.
Vanguard Marketing Corporation, Distributor.
Q18402 042022

Semiannual Report  |  February 28, 2022
Vanguard S&P Small-Cap 600 Index Funds
Vanguard S&P Small-Cap 600 Index Fund
Vanguard S&P Small-Cap 600 Value Index Fund
Vanguard S&P Small-Cap 600 Growth Index Fund

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended February 28, 2022
	Beginning Account Value 8/31/2021	Ending Account Value 2/28/2022	Expenses Paid During Period
Based on Actual Fund Return
S&P Small-Cap 600 Index Fund
ETF Shares	$1,000.00	$968.10	$0.49
Institutional Shares	1,000.00	968.50	0.39
S&P Small-Cap 600 Value Index Fund
ETF Shares	$1,000.00	$1,005.90	$0.75
Institutional Shares	1,000.00	1,006.50	0.40
S&P Small-Cap 600 Growth Index Fund
ETF Shares	$1,000.00	$930.20	$0.72
Based on Hypothetical 5% Yearly Return
S&P Small-Cap 600 Index Fund
ETF Shares	$1,000.00	$1,024.30	$0.50
Institutional Shares	1,000.00	1,024.40	0.40
S&P Small-Cap 600 Value Index Fund
ETF Shares	$1,000.00	$1,024.05	$0.75
Institutional Shares	1,000.00	1,024.40	0.40
S&P Small-Cap 600 Growth Index Fund
ETF Shares	$1,000.00	$1,024.05	$0.75
The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the S&P Small-Cap 600 Index Fund, 0.10% for ETF Shares and 0.08% for Institutional Shares; for the S&P Small-Cap 600 Value Index Fund, 0.15% for ETF Shares and 0.08% for Institutional Shares; and for the S&P Small-Cap 600 Growth Index Fund, 0.15% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

S&P Small-Cap 600 Index Fund
Fund Allocation
As of February 28, 2022
Communication Services	1.8%
Consumer Discretionary	11.9
Consumer Staples	4.8
Energy	5.7
Financials	18.9
Health Care	11.7
Industrials	16.6
Information Technology	13.0
Materials	5.5
Real Estate	8.1
Utilities	2.0
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

S&P Small-Cap 600 Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Communication Services (1.8%)
	Cogent Communications Holdings Inc.	176,420	11,185
*	TechTarget Inc.	107,850	8,453
*	Cinemark Holdings Inc.	442,678	7,765
	Telephone & Data Systems Inc.	410,753	7,127
	Scholastic Corp.	126,659	5,330
*	EW Scripps Co. Class A	237,751	5,292
*	AMC Networks Inc. Class A	121,534	5,038
	Shenandoah Telecommunications Co.	207,755	4,643
*	Cars.com Inc.	270,083	4,370
*	Gannett Co. Inc.	591,782	2,935
*	QuinStreet Inc.	207,491	2,334
*	Thryv Holdings Inc.	70,617	2,147
*	Consolidated Communications Holdings Inc.	299,750	2,134
*	Loyalty Ventures Inc.	82,850	1,988
*	Marcus Corp.	90,897	1,653
	ATN International Inc.	45,401	1,513
			73,907
Consumer Discretionary (11.9%)
*	Asbury Automotive Group Inc.	96,198	18,673
	Signet Jewelers Ltd.	220,607	15,553
*	Meritage Homes Corp.	155,138	15,294
	Group 1 Automotive Inc.	75,262	13,692
	Steven Madden Ltd.	318,121	13,571
	LCI Industries	105,082	13,085
*	Shake Shack Inc. Class A	162,743	12,160
*	Gentherm Inc.	138,162	11,722
*	LGI Homes Inc.	88,814	11,202
*	Dorman Products Inc.	118,342	11,056
*	Boot Barn Holdings Inc.	123,112	10,713
	MDC Holdings Inc.	235,101	10,424
	Kontoor Brands Inc.	197,806	9,799
*	Cavco Industries Inc.	35,487	9,675
		Shares	Market Value• ($000)
	Installed Building Products Inc.	97,580	9,436
*	Abercrombie & Fitch Co. Class A	245,657	9,355
	Winnebago Industries Inc.	139,124	8,914
	Shutterstock Inc.	97,259	8,805
*	Vista Outdoor Inc.	238,230	8,683
*	Cheesecake Factory Inc.	201,731	8,632
*	ODP Corp.	190,850	8,397
*	Bloomin' Brands Inc.	337,689	8,311
*	Sally Beauty Holdings Inc.	469,982	8,121
*	Brinker International Inc.	188,841	8,033
	Wolverine World Wide Inc.	342,485	7,887
	Century Communities Inc.	123,530	7,871
	Jack in the Box Inc.	90,111	7,774
	Rent-A-Center Inc.	251,473	7,144
*,1	Bed Bath & Beyond Inc.	420,195	7,097
*	iRobot Corp.	112,090	6,968
*	Dave & Buster's Entertainment Inc.	160,515	6,957
	Patrick Industries Inc.	93,442	6,666
	Monro Inc.	139,460	6,510
*	Sleep Number Corp.	94,162	6,186
	Dine Brands Global Inc.	71,588	6,002
*	M/I Homes Inc.	120,994	5,964
	Oxford Industries Inc.	66,033	5,837
	Strategic Education Inc.	94,098	5,554
	La-Z-Boy Inc.	184,292	5,378
	Sturm Ruger & Co. Inc.	73,166	5,298
*	G-III Apparel Group Ltd.	181,739	5,041
*	XPEL Inc.	68,891	5,001
	Big Lots Inc.	135,354	4,705
	Sonic Automotive Inc. Class A	86,275	4,634
	Buckle Inc.	122,122	4,396
*	American Axle & Manufacturing Holdings Inc.	474,251	4,392
*	Adtalem Global Education Inc.	206,919	4,300
*	Monarch Casino & Resort Inc.	54,537	4,248

S&P Small-Cap 600 Index Fund
		Shares	Market Value• ($000)
*	MarineMax Inc.	90,413	4,137
*	Zumiez Inc.	88,933	3,957
*	Genesco Inc.	59,053	3,788
*	Tupperware Brands Corp.	203,238	3,705
*	Children's Place Inc.	58,148	3,661
	Guess? Inc.	162,049	3,549
	Standard Motor Products Inc.	79,581	3,478
*	Designer Brands Inc. Class A	255,090	3,329
	Caleres Inc.	159,114	3,303
	Ruth's Hospitality Group Inc.	131,949	3,274
*	BJ's Restaurants Inc.	96,897	3,107
*	Perdoceo Education Corp.	291,491	3,052
	Hibbett Inc.	62,580	2,821
	Aaron's Co. Inc.	130,903	2,748
	Movado Group Inc.	68,631	2,705
*	Chuy's Holdings Inc.	82,335	2,684
*	Fossil Group Inc.	197,303	2,668
*	America's Car-Mart Inc.	25,278	2,431
*	Chico's FAS Inc.	509,203	2,393
	Ethan Allen Interiors Inc.	91,374	2,381
	PetMed Express Inc.	87,073	2,347
*	WW International Inc.	221,265	2,255
	Shoe Carnival Inc.	72,794	2,123
*	LL Flooring Holdings Inc.	120,941	1,942
*	Liquidity Services Inc.	110,518	1,904
*	Universal Electronics Inc.	54,478	1,810
	Haverty Furniture Cos. Inc.	61,861	1,757
*	American Public Education Inc.	77,331	1,544
*	Conn's Inc.	79,680	1,461
	Cato Corp. Class A	81,207	1,429
*	Golden Entertainment Inc.	24,064	1,370
*	Motorcar Parts of America Inc.	79,852	1,290
*	Red Robin Gourmet Burgers Inc.	65,342	1,147
*	Unifi Inc.	57,783	1,085
*	El Pollo Loco Holdings Inc.	80,576	1,069
*	Cooper-Standard Holdings Inc.	70,648	899
*	Barnes & Noble Education Inc.	150,145	823
*	Vera Bradley Inc.	106,093	802
*	Fiesta Restaurant Group Inc.	71,253	718
	Macy's Inc.	100	3
			496,065
Consumer Staples (4.8%)
*	Simply Good Foods Co.	350,660	13,897
*	Hostess Brands Inc. Class A	575,348	12,393
	WD-40 Co.	56,999	12,078
*	Celsius Holdings Inc.	158,649	10,136
		Shares	Market Value• ($000)
	J & J Snack Foods Corp.	61,828	10,122
	Coca-Cola Consolidated Inc.	19,300	9,591
*	United Natural Foods Inc.	234,297	9,426
*	TreeHouse Foods Inc.	231,942	9,104
	Medifast Inc.	48,298	8,983
	Edgewell Personal Care Co.	226,034	8,065
[1]	B&G Foods Inc.	269,828	7,987
*	Central Garden & Pet Co. Class A	167,007	7,355
	PriceSmart Inc.	100,032	7,274
	Cal-Maine Foods Inc.	155,704	6,893
	Inter Parfums Inc.	73,891	6,863
	Vector Group Ltd.	544,125	6,100
	Andersons Inc.	128,710	5,869
	Universal Corp.	102,312	5,536
*	elf Beauty Inc.	199,050	5,261
*	Chefs' Warehouse Inc.	135,466	4,450
*	USANA Health Sciences Inc.	48,553	4,273
	National Beverage Corp.	97,007	4,269
	SpartanNash Co.	149,446	4,205
	MGP Ingredients Inc.	52,057	4,144
	Fresh Del Monte Produce Inc.	138,387	3,581
	Calavo Growers Inc.	73,524	3,139
	John B Sanfilippo & Son Inc.	36,894	2,934
	Tootsie Roll Industries Inc.	71,958	2,429
*	Central Garden & Pet Co.	40,524	1,918
*	Seneca Foods Corp. Class A	26,083	1,298
			199,573
Energy (5.7%)
	Matador Resources Co.	458,604	22,747
*	Range Resources Corp.	985,608	22,620
*	Southwestern Energy Co.	4,220,198	21,059
	SM Energy Co.	505,082	17,935
	Helmerich & Payne Inc.	448,636	16,254
	Civitas Resources Inc.	299,684	15,125
	Patterson-UTI Energy Inc.	894,420	12,906
*	Renewable Energy Group Inc.	209,020	12,855
*	Callon Petroleum Co.	197,389	11,125
	World Fuel Services Corp.	262,656	7,444
*	Green Plains Inc.	222,849	7,296
*	PBF Energy Inc. Class A	394,975	6,564
*	Oceaneering International Inc.	414,964	6,075
	Core Laboratories NV	192,474	5,305
	Archrock Inc.	557,256	4,653
*	Laredo Petroleum Inc.	59,625	4,565
*	ProPetro Holding Corp.	352,448	4,501
*	US Silica Holdings Inc.	310,063	4,483
*	Dril-Quip Inc.	147,129	4,243

S&P Small-Cap 600 Index Fund
		Shares	Market Value• ($000)
*	CONSOL Energy Inc.	131,896	4,054
*	Nabors Industries Ltd.	32,209	4,044
*	Bristow Group Inc. Class A	96,374	3,194
*	Ranger Oil Corp.	87,683	2,960
*	Talos Energy Inc.	170,222	2,674
*	RPC Inc.	296,012	2,596
*	Par Pacific Holdings Inc.	190,207	2,587
*	Helix Energy Solutions Group Inc.	589,728	2,388
*	DMC Global Inc.	77,858	2,289
*	REX American Resources Corp.	21,849	2,064
	Dorian LPG Ltd.	115,153	1,587
*	Oil States International Inc.	255,180	1,335
*	Nabors Industries Ltd. Warrants Exp. 6/11/26	8,451	118
			239,645
Financials (18.9%)
	Assured Guaranty Ltd.	290,245	17,987
	ServisFirst Bancshares Inc.	202,864	17,726
	Independent Bank Corp. (Massachusetts)	197,551	16,991
	Walker & Dunlop Inc.	122,555	16,956
	United Community Banks Inc.	435,130	16,822
	BankUnited Inc.	370,415	16,372
	Community Bank System Inc.	224,232	16,356
*	Mr Cooper Group Inc.	312,354	15,877
	Investors Bancorp Inc.	937,336	15,691
	First Hawaiian Inc.	535,601	15,570
	Pacific Premier Bancorp Inc.	392,306	15,186
	WSFS Financial Corp.	272,254	13,839
	Simmons First National Corp. Class A	477,424	13,616
	Ameris Bancorp	275,047	13,615
	American Equity Investment Life Holding Co.	342,353	12,903
*	Trupanion Inc.	142,671	12,788
	CVB Financial Corp.	529,653	12,489
*	Axos Financial Inc.	222,638	12,187
	First Bancorp	855,022	12,073
	Independent Bank Group Inc.	153,527	11,845
	Columbia Banking System Inc.	323,205	11,839
	Flagstar Bancorp Inc.	219,801	10,019
*	Triumph Bancorp Inc.	98,194	9,851
	First Financial Bancorp	389,786	9,581
	Seacoast Banking Corp. of Florida	242,601	8,891
	Banner Corp.	142,408	8,774
	Piper Sandler Cos.	58,688	8,686
		Shares	Market Value• ($000)
*	Genworth Financial Inc. Class A	2,109,668	8,565
	Hope Bancorp Inc.	499,733	8,476
	Renasant Corp.	231,772	8,462
	Lakeland Financial Corp.	105,185	8,437
	Veritex Holdings Inc.	204,956	8,327
*	NMI Holdings Inc. Class A	356,524	8,250
	Trustmark Corp.	259,644	8,176
*	PRA Group Inc.	181,341	8,093
	Park National Corp.	60,022	8,047
	Eagle Bancorp Inc.	132,825	7,959
	Hilltop Holdings Inc.	252,788	7,816
*	Customers Bancorp Inc.	123,984	7,631
	Provident Financial Services Inc.	321,100	7,620
	Stewart Information Services Corp.	111,810	7,590
	Northwest Bancshares Inc.	526,159	7,408
	Meta Financial Group Inc.	131,678	7,294
	Two Harbors Investment Corp.	1,429,898	7,235
	Horace Mann Educators Corp.	172,500	7,174
	Virtus Investment Partners Inc.	29,657	7,136
	Apollo Commercial Real Estate Finance Inc.	546,775	7,135
*	Bancorp Inc.	236,916	6,942
	NBT Bancorp Inc.	180,234	6,916
*	Encore Capital Group Inc.	103,103	6,804
	Westamerica Bancorp	111,700	6,626
	FB Financial Corp.	148,784	6,612
*	Green Dot Corp. Class A	227,367	6,514
*	Palomar Holdings Inc.	100,390	6,468
	First Bancorp (XNGS)	143,555	6,443
	First Commonwealth Financial Corp.	394,681	6,374
	Berkshire Hills Bancorp Inc.	202,312	6,292
	PennyMac Mortgage Investment Trust	403,342	6,292
*	Enova International Inc.	151,435	6,174
	BancFirst Corp.	78,548	6,137
	Capitol Federal Financial Inc.	536,834	5,862
	OFG Bancorp	207,251	5,840
*	LendingTree Inc.	47,682	5,770
	Southside Bancshares Inc.	134,197	5,595
	National Bank Holdings Corp. Class A	125,969	5,591
	New York Mortgage Trust Inc.	1,577,083	5,536
	Brookline Bancorp Inc.	322,797	5,533
	ProAssurance Corp.	224,467	5,410
*	StoneX Group Inc.	70,038	5,284
	S&T Bancorp Inc.	163,603	5,086
	City Holding Co.	62,852	5,007

S&P Small-Cap 600 Index Fund
		Shares	Market Value• ($000)
	Redwood Trust Inc.	476,818	4,954
	Safety Insurance Group Inc.	59,178	4,938
	Dime Community Bancshares Inc.	137,917	4,688
	Employers Holdings Inc.	116,275	4,518
	Preferred Bank	56,998	4,473
	Banc of California Inc.	224,921	4,420
	HomeStreet Inc.	85,024	4,375
	James River Group Holdings Ltd.	155,048	4,124
*	Blucora Inc.	202,569	4,031
	Ellington Financial Inc.	226,832	4,008
	KKR Real Estate Finance Trust Inc.	184,625	3,964
	B. Riley Financial Inc.	66,489	3,959
	Tompkins Financial Corp.	49,368	3,905
*	Donnelley Financial Solutions Inc.	121,271	3,893
	Heritage Financial Corp.	146,201	3,833
	AMERISAFE Inc.	80,514	3,792
	Ready Capital Corp.	244,793	3,635
	Brightsphere Investment Group Inc.	149,045	3,558
*	World Acceptance Corp.	17,549	3,448
	Central Pacific Financial Corp.	116,267	3,394
	Allegiance Bancshares Inc.	78,306	3,355
	Hanmi Financial Corp.	126,427	3,302
[1]	ARMOUR Residential REIT Inc.	372,863	3,031
	Northfield Bancorp Inc.	181,329	2,847
	Invesco Mortgage Capital Inc.	1,296,130	2,826
	TrustCo Bank Corp.	79,915	2,731
*	SiriusPoint Ltd.	363,608	2,687
	WisdomTree Investments Inc.	452,583	2,548
	Granite Point Mortgage Trust Inc.	223,663	2,510
	United Fire Group Inc.	89,685	2,476
*	Ambac Financial Group Inc.	192,518	2,470
	Franklin BSP Realty Trust Inc.	182,774	2,413
	HCI Group Inc.	33,243	2,070
*	Selectquote Inc.	518,098	1,611
*	eHealth Inc.	98,743	1,534
	Universal Insurance Holdings Inc.	116,630	1,348
*	EZCORP Inc. Class A	220,722	1,322
	Greenhill & Co. Inc.	57,672	1,020
	Old National Bancorp	1,448	26
			790,506
Health Care (11.6%)
*	Omnicell Inc.	182,711	23,621
		Shares	Market Value• ($000)
*	AMN Healthcare Services Inc.	196,567	20,864
	Ensign Group Inc.	218,259	18,342
	CONMED Corp.	121,607	17,774
	Owens & Minor Inc.	313,740	13,852
*	Merit Medical Systems Inc.	211,273	13,739
*	Lantheus Holdings Inc.	281,455	13,459
*	Prestige Consumer Healthcare Inc.	208,329	12,402
*	Pacira BioSciences Inc.	185,209	12,352
*	Cytokinetics Inc.	348,782	12,319
*	Integer Holdings Corp.	137,288	11,514
*	NeoGenomics Inc.	511,931	10,960
*	Glaukos Corp.	194,966	10,784
	Select Medical Holdings Corp.	440,633	10,201
*	Allscripts Healthcare Solutions Inc.	509,640	9,918
*	Corcept Therapeutics Inc.	394,614	8,796
*	MEDNAX Inc.	359,464	8,437
*	Emergent BioSolutions Inc.	199,087	8,238
*	Myriad Genetics Inc.	332,035	8,095
*	Vericel Corp.	194,653	8,022
*	Nektar Therapeutics	767,371	7,858
*	Covetrus Inc.	429,668	7,614
*	Xencor Inc.	243,168	7,614
*,1	Apollo Medical Holdings Inc.	157,060	7,558
*	Avanos Medical Inc.	200,353	7,090
*	Supernus Pharmaceuticals Inc.	221,125	7,065
*	Ligand Pharmaceuticals Inc.	69,487	7,033
*	Heska Corp.	44,537	6,324
*	CorVel Corp.	39,050	6,211
*	ModivCare Inc.	51,227	6,045
*	Addus HomeCare Corp.	66,222	5,631
	Mesa Laboratories Inc.	21,726	5,547
*	Community Health Systems Inc.	516,340	5,427
*	Enanta Pharmaceuticals Inc.	74,810	5,268
*	Avid Bioservices Inc.	255,053	5,223
*,1	Fulgent Genetics Inc.	80,620	5,023
*	Tivity Health Inc.	184,109	5,022
*	Innoviva Inc.	260,049	4,996
	US Physical Therapy Inc.	53,689	4,938
*	NextGen Healthcare Inc.	238,855	4,665
*	Meridian Bioscience Inc.	180,259	4,561
*	RadNet Inc.	184,416	4,550
*	Amphastar Pharmaceuticals Inc.	153,195	4,245
*	REGENXBIO Inc.	156,490	4,102
*	Natus Medical Inc.	142,002	3,950
*	Varex Imaging Corp.	163,820	3,873

S&P Small-Cap 600 Index Fund
		Shares	Market Value• ($000)
	LeMaitre Vascular Inc.	79,908	3,793
*	Harmony Biosciences Holdings Inc.	94,817	3,789
*	AngioDynamics Inc.	160,702	3,781
*	Cardiovascular Systems Inc.	168,603	3,551
*	OptimizeRx Corp.	73,884	3,346
*	Cross Country Healthcare Inc.	146,957	3,282
*	Artivion Inc.	163,529	3,197
*	Coherus Biosciences Inc.	264,992	3,124
*	Endo International plc	971,584	3,022
*	iTeos Therapeutics Inc.	83,449	3,015
*	Inogen Inc.	85,036	2,967
*	BioLife Solutions Inc.	121,841	2,863
*	Collegium Pharmaceutical Inc.	143,734	2,798
*	Orthofix Medical Inc.	82,097	2,790
*	Hanger Inc.	152,906	2,771
*	Vanda Pharmaceuticals Inc.	231,647	2,631
*	Cutera Inc.	67,943	2,606
*	Surmodics Inc.	57,680	2,589
	Simulations Plus Inc.	65,343	2,574
*	uniQure NV	149,838	2,546
*	Joint Corp.	59,928	2,457
*	OraSure Technologies Inc.	299,521	2,336
*	Eagle Pharmaceuticals Inc.	47,253	2,239
*	HealthStream Inc.	104,993	2,151
*	Anika Therapeutics Inc.	60,030	1,951
*	Organogenesis Holdings Inc. Class A	262,096	1,950
*	Computer Programs & Systems Inc.	60,905	1,875
*	Pennant Group Inc.	112,484	1,828
*	Cara Therapeutics Inc.	175,599	1,821
	Phibro Animal Health Corp. Class A	84,570	1,801
*	ANI Pharmaceuticals Inc.	45,002	1,685
*	Tactile Systems Technology Inc.	82,418	1,678
[1]	Zynex Inc.	90,970	572
*	Tabula Rasa HealthCare Inc.	44,989	256
*,2	Lantheus Holdings Inc. CVR	276,566	—
			486,757
Industrials (16.5%)
	UFP Industries Inc.	257,325	22,066
*	Chart Industries Inc.	148,112	21,387
	Exponent Inc.	216,677	20,532
	Matson Inc.	174,767	19,359
	Applied Industrial Technologies Inc.	159,904	16,166
*	Resideo Technologies Inc.	600,348	15,453
	Korn Ferry	226,631	15,017
	SPX FLOW Inc.	174,507	14,988
		Shares	Market Value• ($000)
	John Bean Technologies Corp.	132,088	14,975
	Hillenbrand Inc.	303,685	14,489
	Franklin Electric Co. Inc.	162,172	13,713
	Mueller Industries Inc.	238,528	13,608
	Boise Cascade Co.	163,534	13,073
	Comfort Systems USA Inc.	149,855	12,885
	ABM Industries Inc.	279,582	12,534
	Aerojet Rocketdyne Holdings Inc.	311,282	12,062
*	Hub Group Inc. Class A	141,238	11,920
	Albany International Corp. Class A	134,633	11,823
	Forward Air Corp.	112,092	11,566
	UniFirst Corp.	63,310	11,475
*	Allegiant Travel Co.	63,177	10,998
	Arcosa Inc.	200,953	10,584
*	Meritor Inc.	291,649	10,386
	Moog Inc. Class A	121,730	10,117
	AAON Inc.	172,215	10,085
	ArcBest Corp.	106,310	9,853
	Encore Wire Corp.	84,224	9,805
*	GMS Inc.	179,407	9,733
*	SPX Corp.	188,825	9,573
	ManTech International Corp. Class A	114,602	9,554
	EnPro Industries Inc.	85,673	9,462
*	KAR Auction Services Inc.	503,743	9,299
	Brady Corp. Class A	201,779	9,298
	Federal Signal Corp.	253,933	9,170
	Barnes Group Inc.	193,664	8,996
*	Atlas Air Worldwide Holdings Inc.	112,245	8,796
	ESCO Technologies Inc.	108,358	7,538
	HNI Corp.	181,118	7,370
*	AeroVironment Inc.	95,941	6,817
*	Triumph Group Inc.	268,650	6,727
*	Gibraltar Industries Inc.	135,882	6,566
*	Proto Labs Inc.	114,717	6,451
*	MYR Group Inc.	70,144	6,295
*	AAR Corp.	138,635	6,230
*	US Ecology Inc.	131,020	6,216
*	Veritiv Corp.	57,642	6,177
	Tennant Co.	77,075	6,072
	Greenbrier Cos. Inc.	135,320	6,012
	Lindsay Corp.	45,356	5,951
*	SkyWest Inc.	209,479	5,888
	Granite Construction Inc.	190,537	5,768
	Alamo Group Inc.	41,153	5,725
	Deluxe Corp.	177,155	5,511
	Standex International Corp.	50,768	5,378
*	PGT Innovations Inc.	247,932	5,333
*	NV5 Global Inc.	49,244	5,281
	AZZ Inc.	103,282	5,085
	Kaman Corp.	115,799	5,027

S&P Small-Cap 600 Index Fund
		Shares	Market Value• ($000)
	Healthcare Services Group Inc.	309,919	4,903
	Apogee Enterprises Inc.	105,344	4,748
	Astec Industries Inc.	94,655	4,714
	Griffon Corp.	197,955	4,563
*	CoreCivic Inc.	500,137	4,556
	Matthews International Corp. Class A	131,450	4,362
	Enerpac Tool Group Corp. Class A	250,691	4,324
*	NOW Inc.	459,696	4,294
	Marten Transport Ltd.	248,313	4,283
*	Hawaiian Holdings Inc.	212,939	4,084
*	TrueBlue Inc.	147,532	4,013
*	Harsco Corp.	329,329	3,922
*	American Woodmark Corp.	68,890	3,691
	Wabash National Corp.	205,718	3,505
	Heidrick & Struggles International Inc.	81,461	3,482
	Pitney Bowes Inc.	688,127	3,427
	Interface Inc. Class A	245,560	3,205
	Quanex Building Products Corp.	139,386	3,186
	Kelly Services Inc. Class A	149,813	3,179
*	GEO Group Inc.	509,478	3,036
	Insteel Industries Inc.	80,696	2,995
*	Viad Corp.	85,365	2,983
	Heartland Express Inc.	193,575	2,780
*	Forrester Research Inc.	46,238	2,401
*	Titan International Inc.	212,689	2,382
*	CIRCOR International Inc.	84,234	2,269
	Resources Connection Inc.	129,710	2,153
*	DXP Enterprises Inc.	71,039	2,040
	National Presto Industries Inc.	21,077	1,676
	Park Aerospace Corp.	80,822	1,121
	Powell Industries Inc.	37,431	791
*	Matrix Service Co.	262	2
			691,288
Information Technology (13.0%)
*	Vonage Holdings Corp.	1,049,760	21,331
*	Rogers Corp.	77,877	21,260
*	SPS Commerce Inc.	149,537	19,417
*	MaxLinear Inc. Class A	293,534	18,008
*	Onto Innovation Inc.	204,894	17,664
*	Diodes Inc.	187,181	16,770
*	ExlService Holdings Inc.	138,474	16,726
*	Viavi Solutions Inc.	988,274	16,208
*	Fabrinet	153,918	15,412
*	Insight Enterprises Inc.	145,055	15,086
*	Perficient Inc.	136,953	13,956
	Kulicke & Soffa Industries Inc.	257,663	13,460
	Advanced Energy Industries Inc.	156,628	13,447
*	FormFactor Inc.	325,184	13,167
		Shares	Market Value• ($000)
*	Alarm.com Holdings Inc.	191,497	12,606
*	Rambus Inc.	454,730	12,278
	Badger Meter Inc.	121,621	12,090
*	Sanmina Corp.	267,675	10,648
	EVERTEC Inc.	248,377	10,025
*	Axcelis Technologies Inc.	138,510	9,588
*	Plexus Corp.	117,462	9,570
*	NetScout Systems Inc.	307,165	9,562
*	3D Systems Corp.	531,087	9,464
*	Bottomline Technologies DE Inc.	160,813	9,108
*	Itron Inc.	188,238	8,973
*	Ultra Clean Holdings Inc.	186,692	8,552
	CSG Systems International Inc.	135,740	8,378
*	Knowles Corp.	383,948	8,362
	InterDigital Inc.	127,559	8,217
	Progress Software Corp.	182,296	8,036
	Xperi Holding Corp.	434,626	7,528
	Methode Electronics Inc.	158,714	7,244
*	Cohu Inc.	202,444	6,312
*	Extreme Networks Inc.	540,028	6,205
*	8x8 Inc.	473,790	6,140
	TTEC Holdings Inc.	76,198	6,058
*	Veeco Instruments Inc.	209,991	5,999
*	Unisys Corp.	279,216	5,967
*	OSI Systems Inc.	69,378	5,597
*	LivePerson Inc.	273,629	5,549
*	TTM Technologies Inc.	433,897	5,454
*	SMART Global Holdings Inc.	192,578	5,286
*	ePlus Inc.	112,333	5,268
	CTS Corp.	133,994	5,084
*	Plantronics Inc.	177,676	5,005
*	Photronics Inc.	254,260	4,683
	ADTRAN Inc.	202,405	4,168
*	Ichor Holdings Ltd.	118,133	4,162
*	FARO Technologies Inc.	75,694	4,144
*	Harmonic Inc.	426,470	3,970
*	CEVA Inc.	95,526	3,895
	Benchmark Electronics Inc.	146,454	3,828
*	Consensus Cloud Solutions Inc.	66,731	3,714
*	PDF Solutions Inc.	124,228	3,399
*	Agilysys Inc.	80,845	3,398
*	ScanSource Inc.	106,159	3,353
*	Arlo Technologies Inc.	350,509	3,253
*	NETGEAR Inc.	121,677	3,238
*,1	Corsair Gaming Inc.	137,292	3,169
	Ebix Inc.	99,067	2,923
*	Digi International Inc.	141,837	2,848
*	Diebold Nixdorf Inc.	302,991	2,636
	Comtech Telecommunications Corp.	109,551	2,255
	PC Connection Inc.	45,774	2,233

S&P Small-Cap 600 Index Fund
		Shares	Market Value• ($000)
*	OneSpan Inc.	142,915	1,969
*	CalAmp Corp.	149,194	1,053
			544,356
Materials (5.5%)
	Balchem Corp.	134,641	18,626
*	Livent Corp.	671,818	15,821
	HB Fuller Co.	218,502	14,939
*	Allegheny Technologies Inc.	529,087	13,619
*	Arconic Corp.	442,767	13,593
	Quaker Chemical Corp.	55,802	10,357
	Innospec Inc.	102,480	9,787
	Stepan Co.	88,546	9,175
	Trinseo plc	161,480	8,391
*	O-I Glass Inc.	652,074	8,334
	Compass Minerals International Inc.	141,528	8,296
	Carpenter Technology Corp.	200,357	7,692
*	Ferro Corp.	344,034	7,476
	Materion Corp.	84,987	7,101
*	GCP Applied Technologies Inc.	223,111	7,046
	Warrior Met Coal Inc.	213,764	6,734
	Kaiser Aluminum Corp.	65,957	6,365
*	Kraton Corp.	133,667	6,169
*	Sylvamo Corp.	146,710	5,120
*	Century Aluminum Co.	209,858	4,957
	AdvanSix Inc.	116,970	4,686
	Schweitzer-Mauduit International Inc.	130,797	4,083
	Hawkins Inc.	78,132	3,536
*	TimkenSteel Corp.	170,992	3,083
	SunCoke Energy Inc.	345,442	2,739
	Neenah Inc.	69,682	2,714
	Glatfelter Corp.	185,135	2,544
*	Koppers Holdings Inc.	88,592	2,536
	Myers Industries Inc.	150,687	2,504
	Mercer International Inc.	167,497	2,239
*	Clearwater Paper Corp.	69,390	2,001
	Haynes International Inc.	52,759	1,929
	American Vanguard Corp.	111,897	1,686
*	Rayonier Advanced Materials Inc.	265,011	1,556
	Tredegar Corp.	106,625	1,227
	Olympic Steel Inc.	38,688	1,036
	FutureFuel Corp.	107,357	790
			230,487
Real Estate (8.1%)
	Innovative Industrial Properties Inc.	99,492	18,750
	Agree Realty Corp.	290,131	18,612
	LXP Industrial Trust	1,175,931	18,180
	Essential Properties Realty Trust Inc.	505,494	12,779
		Shares	Market Value• ($000)
	Uniti Group Inc.	981,576	12,731
	SITE Centers Corp.	746,490	11,608
	Independence Realty Trust Inc.	434,738	10,986
	Brandywine Realty Trust	711,513	9,484
	Retail Opportunity Investments Corp.	504,868	9,168
*	Realogy Holdings Corp.	484,765	8,813
*	Xenia Hotels & Resorts Inc.	474,882	8,804
	Four Corners Property Trust Inc.	321,633	8,485
*	DiamondRock Hospitality Co.	875,744	8,363
	Urban Edge Properties	457,827	8,342
	Washington REIT	351,907	8,221
	NexPoint Residential Trust Inc.	94,501	8,030
	American Assets Trust Inc.	218,758	7,998
	Acadia Realty Trust	367,787	7,885
	Easterly Government Properties Inc. Class A	358,136	7,456
	St. Joe Co.	137,110	7,408
	iStar Inc.	288,878	7,257
	Tanger Factory Outlet Centers Inc.	432,366	7,212
	CareTrust REIT Inc.	403,447	7,060
	Alexander & Baldwin Inc.	301,590	6,765
	Global Net Lease Inc.	430,749	6,121
	Industrial Logistics Properties Trust	271,948	6,083
	Service Properties Trust	686,435	5,924
*	Veris Residential Inc.	332,773	5,624
	Centerspace	59,380	5,581
	LTC Properties Inc.	163,710	5,538
*	Marcus & Millichap Inc.	103,918	5,168
	Office Properties Income Trust	201,343	5,044
	RPT Realty	350,484	4,539
	Getty Realty Corp.	164,024	4,519
*	Summit Hotel Properties Inc.	442,630	4,378
	Community Healthcare Trust Inc.	97,651	4,072
*	Orion Office REIT Inc.	225,240	3,836
	Armada Hoffler Properties Inc.	255,738	3,754
	Safehold Inc.	58,797	3,608
	Universal Health Realty Income Trust	53,305	3,044
	Diversified Healthcare Trust	993,707	2,862
*	Chatham Lodging Trust	202,779	2,788
	Saul Centers Inc.	54,213	2,495
	Urstadt Biddle Properties Inc. Class A	125,093	2,355
	RE/MAX Holdings Inc. Class A	78,544	2,328

S&P Small-Cap 600 Index Fund
		Shares	Market Value• ($000)
	Franklin Street Properties Corp.	395,292	2,285
	Whitestone REIT	191,948	2,261
*	Douglas Elliman Inc.	272,061	2,051
*	Hersha Hospitality Trust Class A	137,325	1,268
			337,923
Utilities (2.0%)
	South Jersey Industries Inc.	467,539	15,864
	Avista Corp.	294,246	13,132
	American States Water Co.	153,581	12,926
	California Water Service Group	218,744	12,453
	Chesapeake Utilities Corp.	73,201	9,732
	Middlesex Water Co.	72,751	7,274
	Northwest Natural Holding Co.	127,770	6,645
	Unitil Corp.	66,419	3,354
			81,380
Total Common Stocks (Cost $3,694,798)			4,171,887
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[3,4]	Vanguard Market Liquidity Fund, 0.138% (Cost $8,529)	85,324	8,531
Total Investments (100.0%) (Cost $3,703,327)			4,180,418
Other Assets and Liabilities—Net (0.0%)			167
Net Assets (100%)			4,180,585
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $6,531,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $6,815,000 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

S&P Small-Cap 600 Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2022	67	6,849	14
E-mini Russell 2000 Index	June 2022	17	1,736	47
				61

See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Index Fund
Statement of Assets and Liabilities
As of February 28, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $3,694,798)	4,171,887
Affiliated Issuers (Cost $8,529)	8,531
Total Investments in Securities	4,180,418
Investment in Vanguard	130
Cash Collateral Pledged—Futures Contracts	250
Receivables for Investment Securities Sold	3,169
Receivables for Accrued Income	1,934
Receivables for Capital Shares Issued	4,106
Variation Margin Receivable—Futures Contracts	6
Total Assets	4,190,013
Liabilities
Due to Custodian	20
Payables for Investment Securities Purchased	1,498
Collateral for Securities on Loan	6,815
Payables for Capital Shares Redeemed	965
Payables to Vanguard	130
Total Liabilities	9,428
Net Assets	4,180,585

S&P Small-Cap 600 Index Fund
Statement of Assets and Liabilities (continued)
At February 28, 2022, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	3,736,679
Total Distributable Earnings (Loss)	443,906
Net Assets	4,180,585

ETF Shares—Net Assets
Applicable to 10,375,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,048,766
Net Asset Value Per Share—ETF Shares	$197.47

Institutional Shares—Net Assets
Applicable to 5,367,701 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,131,819
Net Asset Value Per Share—Institutional Shares	$397.16
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Index Fund
Statement of Operations

Six Months Ended February 28, 2022
($000)
Investment Income
Income
Dividends[1]	22,305
Interest[2]	4
Securities Lending—Net	137
Total Income	22,446
Expenses
The Vanguard Group—Note B
Investment Advisory Services	181
Management and Administrative—ETF Shares	749
Management and Administrative—Institutional Shares	577
Marketing and Distribution—ETF Shares	35
Marketing and Distribution—Institutional Shares	46
Custodian Fees	56
Shareholders’ Reports—ETF Shares	34
Shareholders’ Reports—Institutional Shares	25
Trustees’ Fees and Expenses	1
Other Expenses	8
Total Expenses	1,712
Net Investment Income	20,734
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	113,219
Futures Contracts	(885)
Realized Net Gain (Loss)	112,334
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(252,973)
Futures Contracts	(14)
Change in Unrealized Appreciation (Depreciation)	(252,987)
Net Increase (Decrease) in Net Assets Resulting from Operations	(119,919)
1	Dividends are net of foreign withholding taxes of $28,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $4,000, less than $1,000, less than $1,000, and ($3,000), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $125,276,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2022	Year Ended August 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	20,734	38,929
Realized Net Gain (Loss)	112,334	281,415
Change in Unrealized Appreciation (Depreciation)	(252,987)	916,795
Net Increase (Decrease) in Net Assets Resulting from Operations	(119,919)	1,237,139
Distributions
ETF Shares	(22,040)	(13,235)
Institutional Shares	(23,304)	(18,167)
Total Distributions	(45,344)	(31,402)
Capital Share Transactions
ETF Shares	327,539	297,208
Institutional Shares	360,707	(208,508)
Net Increase (Decrease) from Capital Share Transactions	688,246	88,700
Total Increase (Decrease)	522,983	1,294,437
Net Assets
Beginning of Period	3,657,602	2,363,165
End of Period	4,180,585	3,657,602
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2022	Year Ended August 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$206.41	$135.61	$138.09	$164.67	$125.83	$112.23
Investment Operations
Net Investment Income[1]	1.094	2.286	1.946	1.941	1.784	1.573
Net Realized and Unrealized Gain (Loss) on Investments	(7.599)	70.340	(2.340)	(26.858)	38.598	13.212
Total from Investment Operations	(6.505)	72.626	(.394)	(24.917)	40.382	14.785
Distributions
Dividends from Net Investment Income	(2.435)	(1.826)	(2.086)	(1.663)	(1.542)	(1.185)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.435)	(1.826)	(2.086)	(1.663)	(1.542)	(1.185)
Net Asset Value, End of Period	$197.47	$206.41	$135.61	$138.09	$164.67	$125.83
Total Return	-3.19%	53.88%	-0.43%	-15.09%	32.32%	13.18%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,049	$1,806	$987	$991	$1,107	$683
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.10%	1.25%	1.46%	1.36%	1.23%	1.27%
Portfolio Turnover Rate[2]	6%	18%	15%	9%	13%	22%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2022	Year Ended August 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$415.16	$272.71	$277.68	$331.26	$252.98	$225.56
Investment Operations
Net Investment Income[1]	2.249	4.566	3.951	3.941	3.769	3.303
Net Realized and Unrealized Gain (Loss) on Investments	(15.289)	141.589	(4.694)	(54.011)	77.632	26.605
Total from Investment Operations	(13.040)	146.155	(.743)	(50.070)	81.401	29.908
Distributions
Dividends from Net Investment Income	(4.960)	(3.705)	(4.227)	(3.510)	(3.121)	(2.488)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(4.960)	(3.705)	(4.227)	(3.510)	(3.121)	(2.488)
Net Asset Value, End of Period	$397.16	$415.16	$272.71	$277.68	$331.26	$252.98
Total Return	-3.15%	53.93%	-0.41%	-15.09%	32.39%	13.26%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,132	$1,852	$1,377	$1,186	$1,019	$672
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.12%	1.26%	1.47%	1.38%	1.30%	1.34%
Portfolio Turnover Rate[2]	6%	18%	15%	9%	13%	22%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Index Fund
Notes to Financial Statements
Vanguard S&P Small-Cap 600 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2022, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

S&P Small-Cap 600 Index Fund
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow

S&P Small-Cap 600 Index Fund
money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2022, the fund had contributed to Vanguard capital in the amount of $130,000, representing less than 0.01% of the fund’s net assets and 0.05% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

S&P Small-Cap 600 Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of February 28, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	4,171,887	—	—	4,171,887
Temporary Cash Investments	8,531	—	—	8,531
Total	4,180,418	—	—	4,180,418

Derivative Financial Instruments
Assets
Futures Contracts[1]	61	—	—	61
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	As of February 28, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	3,722,609
Gross Unrealized Appreciation	823,776
Gross Unrealized Depreciation	(365,906)
Net Unrealized Appreciation (Depreciation)	457,870
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2021, the fund had available capital losses totaling $131,044,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2022; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended February 28, 2022, the fund purchased $1,182,527,000 of investment securities and sold $521,110,000 of investment securities, other than temporary cash investments. Purchases and sales include $597,594,000 and $292,701,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2022, such purchases were $58,507,000 and sales were $37,757,000, resulting in net realized gain of $1,546,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

S&P Small-Cap 600 Index Fund
F.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2022		Year Ended August 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	639,213	3,150	1,041,411	5,900
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(311,674)	(1,525)	(744,203)	(4,425)
Net Increase (Decrease)—ETF Shares	327,539	1,625	297,208	1,475
Institutional Shares
Issued	426,651	1,067	435,486	1,155
Issued in Lieu of Cash Distributions	20,984	53	15,606	47
Redeemed	(86,928)	(212)	(659,600)	(1,790)
Net Increase (Decrease)—Institutional Shares	360,707	908	(208,508)	(588)
G.	Market disruptions associated with current geopolitical events have had a global impact, and uncertainty exists as to their implications. Such disruptions can adversely affect assets and thus performance of the fund; at this time, an aggregate effect on assets and performance cannot be reasonably estimated. Management is continuing to monitor these developments and evaluate impacts they may have on the fund.
Management has determined that no other events or transactions occurred subsequent to February 28, 2022, that would require recognition or disclosure in these financial statements.

S&P Small-Cap 600 Value Index Fund
Fund Allocation
As of February 28, 2022
Communication Services	2.1%
Consumer Discretionary	12.0
Consumer Staples	5.0
Energy	6.2
Financials	20.9
Health Care	9.0
Industrials	18.3
Information Technology	7.7
Materials	7.4
Real Estate	8.8
Utilities	2.6
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

S&P Small-Cap 600 Value Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Communication Services (2.1%)
	Telephone & Data Systems Inc.	264,146	4,583
	Scholastic Corp.	81,494	3,429
*	AMC Networks Inc. Class A	78,243	3,243
	Shenandoah Telecommunications Co.	133,812	2,991
*	Cinemark Holdings Inc.	136,993	2,403
	Cogent Communications Holdings Inc.	37,336	2,367
*	EW Scripps Co. Class A	82,251	1,831
*	QuinStreet Inc.	132,960	1,496
*	Cars.com Inc.	88,714	1,435
*	Consolidated Communications Holdings Inc.	193,111	1,375
*	Loyalty Ventures Inc.	53,271	1,278
*	Gannett Co. Inc.	236,243	1,172
*	Marcus Corp.	58,404	1,062
	ATN International Inc.	29,151	972
			29,637
Consumer Discretionary (12.0%)
	Group 1 Automotive Inc.	48,371	8,800
	MDC Holdings Inc.	151,156	6,702
*	Asbury Automotive Group Inc.	34,002	6,600
*	Cheesecake Factory Inc.	129,655	5,548
*	ODP Corp.	122,668	5,397
*	Bloomin' Brands Inc.	217,042	5,341
*	Meritage Homes Corp.	52,874	5,212
*	Brinker International Inc.	121,400	5,164
*,1	Bed Bath & Beyond Inc.	270,415	4,567
*	M/I Homes Inc.	77,881	3,839
	Strategic Education Inc.	60,608	3,577
*	Shake Shack Inc. Class A	47,151	3,523
	La-Z-Boy Inc.	118,615	3,461
*	G-III Apparel Group Ltd.	117,019	3,246
*	Abercrombie & Fitch Co. Class A	83,831	3,192
	Kontoor Brands Inc.	62,146	3,079
		Shares	Market Value• ($000)
	Big Lots Inc.	87,174	3,030
	Sonic Automotive Inc. Class A	55,573	2,985
*	Sally Beauty Holdings Inc.	169,516	2,929
	Steven Madden Ltd.	67,649	2,886
*	American Axle & Manufacturing Holdings Inc.	305,473	2,829
	Winnebago Industries Inc.	43,922	2,814
	LCI Industries	22,335	2,781
*	Adtalem Global Education Inc.	133,352	2,771
	Wolverine World Wide Inc.	119,129	2,744
*	Zumiez Inc.	57,327	2,550
*	Dave & Buster's Entertainment Inc.	56,918	2,467
	Rent-A-Center Inc.	84,217	2,393
	Monro Inc.	50,957	2,379
*	Tupperware Brands Corp.	130,301	2,375
*	Dorman Products Inc.	25,023	2,338
	Guess? Inc.	103,871	2,275
	Patrick Industries Inc.	31,735	2,264
	Standard Motor Products Inc.	51,282	2,242
*	Designer Brands Inc. Class A	163,520	2,134
	Caleres Inc.	101,990	2,117
	Ruth's Hospitality Group Inc.	85,143	2,112
*	iRobot Corp.	32,334	2,010
*	BJ's Restaurants Inc.	62,106	1,992
*	Perdoceo Education Corp.	186,946	1,957
	Dine Brands Global Inc.	21,110	1,770
	Aaron's Co. Inc.	83,907	1,761
*	Chuy's Holdings Inc.	52,960	1,726
*	Fossil Group Inc.	126,492	1,710
*	America's Car-Mart Inc.	16,203	1,558
	Jack in the Box Inc.	17,904	1,545
*	Chico's FAS Inc.	327,016	1,537
	Ethan Allen Interiors Inc.	58,807	1,533
	PetMed Express Inc.	55,920	1,507
*	WW International Inc.	141,993	1,447

S&P Small-Cap 600 Value Index Fund
		Shares	Market Value• ($000)
	Oxford Industries Inc.	15,244	1,347
*	Genesco Inc.	19,743	1,267
*	LL Flooring Holdings Inc.	78,115	1,255
*	Universal Electronics Inc.	34,936	1,161
	Haverty Furniture Cos. Inc.	39,768	1,130
*	American Public Education Inc.	50,056	999
*	Conn's Inc.	51,070	937
	Cato Corp. Class A	52,440	923
*	Motorcar Parts of America Inc.	51,590	833
*	Red Robin Gourmet Burgers Inc.	41,853	735
*	Unifi Inc.	37,441	703
*	El Pollo Loco Holdings Inc.	51,578	684
*	Cooper-Standard Holdings Inc.	45,675	581
*	Vera Bradley Inc.	68,034	514
*	Fiesta Restaurant Group Inc.	45,934	463
*	Golden Entertainment Inc.	8,024	457
			166,705
Consumer Staples (5.0%)
*	Hostess Brands Inc. Class A	369,581	7,961
*	TreeHouse Foods Inc.	149,047	5,850
	Edgewell Personal Care Co.	145,298	5,184
[1]	B&G Foods Inc.	173,444	5,134
*	Central Garden & Pet Co. Class A	107,339	4,727
	PriceSmart Inc.	64,327	4,678
	Cal-Maine Foods Inc.	100,143	4,433
	Andersons Inc.	82,840	3,778
	J & J Snack Foods Corp.	22,287	3,649
	Universal Corp.	65,828	3,562
	WD-40 Co.	15,414	3,266
*	Chefs' Warehouse Inc.	87,272	2,867
	SpartanNash Co.	95,815	2,696
	Fresh Del Monte Produce Inc.	88,713	2,296
	Calavo Growers Inc.	47,137	2,012
	John B Sanfilippo & Son Inc.	23,659	1,881
*	Central Garden & Pet Co.	26,027	1,232
	National Beverage Corp.	26,895	1,184
*	USANA Health Sciences Inc.	10,309	907
*	Seneca Foods Corp. Class A	16,878	840
	Tootsie Roll Industries Inc.	23,069	779
			68,916
Energy (6.2%)
	Helmerich & Payne Inc.	288,404	10,449
	Patterson-UTI Energy Inc.	574,730	8,293
		Shares	Market Value• ($000)
*	Renewable Energy Group Inc.	134,356	8,263
*	Southwestern Energy Co.	977,077	4,876
	World Fuel Services Corp.	168,937	4,788
*	Green Plains Inc.	143,376	4,694
*	Range Resources Corp.	189,385	4,346
*	PBF Energy Inc. Class A	254,027	4,222
*	Oceaneering International Inc.	266,949	3,908
	Archrock Inc.	358,976	2,997
*	ProPetro Holding Corp.	227,186	2,901
*	US Silica Holdings Inc.	199,908	2,891
*	Dril-Quip Inc.	94,325	2,720
*	Nabors Industries Ltd.	20,759	2,606
*	CONSOL Energy Inc.	84,574	2,600
*	Bristow Group Inc. Class A	61,781	2,047
	Core Laboratories NV	71,573	1,973
*	Talos Energy Inc.	109,159	1,715
*	RPC Inc.	189,778	1,664
*	Par Pacific Holdings Inc.	121,975	1,659
*	Helix Energy Solutions Group Inc.	377,975	1,531
*	DMC Global Inc.	49,914	1,468
*	REX American Resources Corp.	14,101	1,332
*	Laredo Petroleum Inc.	12,581	963
*	Oil States International Inc.	164,591	861
*	Nabors Industries Ltd. Warrants Exp. 6/11/26	6,805	95
			85,862
Financials (20.9%)
	BankUnited Inc.	238,125	10,525
*	Mr Cooper Group Inc.	200,868	10,210
	First Hawaiian Inc.	344,275	10,008
	Simmons First National Corp. Class A	306,915	8,753
	American Equity Investment Life Holding Co.	220,078	8,295
	CVB Financial Corp.	340,465	8,028
	Independent Bank Group Inc.	98,676	7,613
	Columbia Banking System Inc.	207,641	7,606
	Assured Guaranty Ltd.	108,246	6,708
	Independent Bank Corp. (Massachusetts)	73,626	6,333
	First Financial Bancorp	250,684	6,162
	Community Bank System Inc.	77,833	5,677
*	Genworth Financial Inc. Class A	1,356,699	5,508
	Pacific Premier Bancorp Inc.	141,212	5,466
	Hope Bancorp Inc.	321,355	5,450
	Renasant Corp.	148,980	5,439

S&P Small-Cap 600 Value Index Fund
		Shares	Market Value• ($000)
*	NMI Holdings Inc. Class A	229,160	5,303
	Trustmark Corp.	166,948	5,257
*	PRA Group Inc.	116,562	5,202
	WSFS Financial Corp.	98,018	4,982
	Northwest Bancshares Inc.	338,669	4,768
	Two Harbors Investment Corp.	919,523	4,653
	Horace Mann Educators Corp.	110,925	4,613
	Apollo Commercial Real Estate Finance Inc.	351,693	4,590
	NBT Bancorp Inc.	115,916	4,448
	Westamerica Bancorp	71,853	4,262
*	Green Dot Corp. Class A	146,201	4,189
	Berkshire Hills Bancorp Inc.	130,159	4,048
	PennyMac Mortgage Investment Trust	259,515	4,048
	United Community Banks Inc.	100,809	3,897
	Capitol Federal Financial Inc.	345,406	3,772
	Ameris Bancorp	76,112	3,768
*	LendingTree Inc.	30,707	3,716
	New York Mortgage Trust Inc.	1,014,999	3,563
	ProAssurance Corp.	144,457	3,481
*	StoneX Group Inc.	45,084	3,402
	S&T Bancorp Inc.	105,314	3,274
	Banner Corp.	52,261	3,220
	Safety Insurance Group Inc.	38,102	3,179
	Employers Holdings Inc.	74,886	2,910
	Seacoast Banking Corp. of Florida	75,031	2,750
	James River Group Holdings Ltd.	99,907	2,658
	Provident Financial Services Inc.	111,716	2,651
	Stewart Information Services Corp.	36,559	2,482
	Heritage Financial Corp.	94,241	2,471
	Hilltop Holdings Inc.	79,854	2,469
	AMERISAFE Inc.	51,626	2,432
	Ready Capital Corp.	156,955	2,331
*	Encore Capital Group Inc.	34,372	2,268
	FB Financial Corp.	49,913	2,218
	Allegiance Bancshares Inc.	50,512	2,164
	Eagle Bancorp Inc.	34,921	2,092
	First Bancorp	46,020	2,065
	Brookline Bancorp Inc.	115,897	1,987
	ARMOUR Residential REIT Inc.	239,106	1,944
	Park National Corp.	14,240	1,909
	OFG Bancorp	66,434	1,872
	BancFirst Corp.	23,680	1,850
		Shares	Market Value• ($000)
	First Commonwealth Financial Corp.	113,874	1,839
	Invesco Mortgage Capital Inc.	830,977	1,812
	TrustCo Bank Corp.	51,212	1,750
*	SiriusPoint Ltd.	233,083	1,723
	City Holding Co.	20,958	1,670
	Granite Point Mortgage Trust Inc.	143,377	1,609
	United Fire Group Inc.	57,494	1,587
*	Ambac Financial Group Inc.	123,457	1,584
	KKR Real Estate Finance Trust Inc.	72,829	1,564
	Dime Community Bancshares Inc.	45,980	1,563
	Banc of California Inc.	79,301	1,558
	Franklin BSP Realty Trust Inc.	117,421	1,550
	National Bank Holdings Corp. Class A	34,030	1,510
*	Blucora Inc.	72,736	1,447
	Ellington Financial Inc.	81,563	1,441
	Tompkins Financial Corp.	17,722	1,402
	Southside Bancshares Inc.	31,837	1,327
*	eHealth Inc.	63,748	991
	Hanmi Financial Corp.	35,654	931
	Universal Insurance Holdings Inc.	74,910	866
*	EZCORP Inc. Class A	142,567	854
	Central Pacific Financial Corp.	28,330	827
	Northfield Bancorp Inc.	48,953	769
	WisdomTree Investments Inc.	109,584	617
*	Selectquote Inc.	172,089	535
	Old National Bancorp	1	—
			290,265
Health Care (9.0%)
	Owens & Minor Inc.	201,664	8,903
*	Integer Holdings Corp.	88,200	7,397
	Select Medical Holdings Corp.	283,228	6,557
*	MEDNAX Inc.	231,116	5,424
	Ensign Group Inc.	64,545	5,424
*	Emergent BioSolutions Inc.	127,973	5,296
*	Covetrus Inc.	276,260	4,895
*	Avanos Medical Inc.	128,887	4,561
	CONMED Corp.	28,166	4,117
*	Allscripts Healthcare Solutions Inc.	200,033	3,893
*	Merit Medical Systems Inc.	58,480	3,803
*	Prestige Consumer Healthcare Inc.	63,023	3,752
*	Lantheus Holdings Inc.	74,452	3,560
*	Glaukos Corp.	60,264	3,333

S&P Small-Cap 600 Value Index Fund
		Shares	Market Value• ($000)
*	NeoGenomics Inc.	148,429	3,178
*	Pacira BioSciences Inc.	46,532	3,103
*	NextGen Healthcare Inc.	153,879	3,005
*	Nektar Therapeutics	271,969	2,785
*	Natus Medical Inc.	91,052	2,533
*	Myriad Genetics Inc.	102,199	2,492
*	Corcept Therapeutics Inc.	98,683	2,200
*	Addus HomeCare Corp.	24,226	2,060
*	Artivion Inc.	104,851	2,050
*	Inogen Inc.	54,519	1,902
*	Orthofix Medical Inc.	52,638	1,789
*	Hanger Inc.	98,019	1,776
	US Physical Therapy Inc.	18,929	1,741
*	Tivity Health Inc.	62,552	1,706
*	ModivCare Inc.	14,121	1,666
*	OraSure Technologies Inc.	192,048	1,498
	Mesa Laboratories Inc.	5,713	1,459
*	REGENXBIO Inc.	55,279	1,449
*	Enanta Pharmaceuticals Inc.	19,295	1,359
*	Cardiovascular Systems Inc.	62,696	1,320
*	Computer Programs & Systems Inc.	39,165	1,206
	Phibro Animal Health Corp. Class A	54,226	1,155
*	Tactile Systems Technology Inc.	52,833	1,076
*	Harmony Biosciences Holdings Inc.	26,885	1,074
*	Meridian Bioscience Inc.	42,031	1,063
*	Varex Imaging Corp.	37,958	897
*	Amphastar Pharmaceuticals Inc.	31,674	878
*	Eagle Pharmaceuticals Inc.	15,601	739
	Simulations Plus Inc.	16,812	662
*	HealthStream Inc.	31,386	643
*	Cutera Inc.	16,075	617
*	Vanda Pharmaceuticals Inc.	53,916	613
*	Anika Therapeutics Inc.	18,032	586
*	Surmodics Inc.	12,935	581
*	Pennant Group Inc.	35,498	577
*	ANI Pharmaceuticals Inc.	11,835	443
*	Tabula Rasa HealthCare Inc.	14,138	81
*,2	Lantheus Holdings Inc. CVR	75,410	—
			124,877
Industrials (18.3%)
*	Resideo Technologies Inc.	385,876	9,932
	ABM Industries Inc.	179,595	8,051
*	Hub Group Inc. Class A	90,741	7,659
	UniFirst Corp.	40,682	7,374
*	Allegiant Travel Co.	40,612	7,070
	Arcosa Inc.	129,131	6,801
*	Meritor Inc.	187,425	6,674
		Shares	Market Value• ($000)
	Moog Inc. Class A	78,242	6,503
	ManTech International Corp. Class A	73,652	6,140
	EnPro Industries Inc.	55,077	6,083
*	KAR Auction Services Inc.	323,941	5,980
	Applied Industrial Technologies Inc.	58,572	5,922
	Barnes Group Inc.	124,504	5,783
*	Atlas Air Worldwide Holdings Inc.	72,145	5,653
	ESCO Technologies Inc.	69,672	4,847
	HNI Corp.	116,429	4,738
	Boise Cascade Co.	54,726	4,375
	Hillenbrand Inc.	89,863	4,287
*	Proto Labs Inc.	73,795	4,149
*	AAR Corp.	89,182	4,008
*	US Ecology Inc.	84,278	3,998
*	Veritiv Corp.	37,095	3,975
	Greenbrier Cos. Inc.	87,068	3,868
	Albany International Corp. Class A	43,318	3,804
*	SkyWest Inc.	134,761	3,788
	SPX FLOW Inc.	43,800	3,762
	Aerojet Rocketdyne Holdings Inc.	96,166	3,726
	Granite Construction Inc.	122,559	3,710
*	SPX Corp.	70,475	3,573
	Deluxe Corp.	113,986	3,546
	John Bean Technologies Corp.	30,617	3,471
	AZZ Inc.	66,510	3,274
	Kaman Corp.	74,543	3,236
	Brady Corp. Class A	70,143	3,232
	Healthcare Services Group Inc.	199,541	3,157
	Apogee Enterprises Inc.	67,834	3,057
	Astec Industries Inc.	60,955	3,036
	Griffon Corp.	127,507	2,939
*	CoreCivic Inc.	322,113	2,934
	Franklin Electric Co. Inc.	34,477	2,915
	Matthews International Corp. Class A	84,654	2,809
*	NOW Inc.	296,160	2,766
	Marten Transport Ltd.	159,979	2,760
*	GMS Inc.	50,865	2,759
*	Hawaiian Holdings Inc.	136,491	2,618
*	TrueBlue Inc.	95,086	2,586
*	Harsco Corp.	211,988	2,525
*	American Woodmark Corp.	44,159	2,366
	Federal Signal Corp.	63,494	2,293
	Wabash National Corp.	131,883	2,247
*	Gibraltar Industries Inc.	46,167	2,231
	Tennant Co.	28,165	2,219
	Pitney Bowes Inc.	441,092	2,197
	AAON Inc.	36,440	2,134
	Alamo Group Inc.	15,301	2,129

S&P Small-Cap 600 Value Index Fund
		Shares	Market Value• ($000)
	Quanex Building Products Corp.	89,333	2,042
	Kelly Services Inc. Class A	96,023	2,038
*	AeroVironment Inc.	28,310	2,011
*	GEO Group Inc.	326,650	1,947
*	PGT Innovations Inc.	87,386	1,880
	Standex International Corp.	16,944	1,795
	Heartland Express Inc.	124,165	1,783
	Lindsay Corp.	11,939	1,567
*	Titan International Inc.	136,340	1,527
*	CIRCOR International Inc.	53,995	1,455
	Enerpac Tool Group Corp. Class A	83,717	1,444
	Resources Connection Inc.	83,532	1,387
*	DXP Enterprises Inc.	45,532	1,307
	Interface Inc. Class A	86,959	1,135
	National Presto Industries Inc.	13,526	1,075
*	Viad Corp.	25,754	900
	Powell Industries Inc.	23,868	505
	Park Aerospace Corp.	29,351	407
			253,874
Information Technology (7.6%)
*	Insight Enterprises Inc.	93,246	9,698
*	Sanmina Corp.	172,052	6,844
*	Plexus Corp.	75,478	6,149
*	NetScout Systems Inc.	197,448	6,147
*	Itron Inc.	120,942	5,765
*	Viavi Solutions Inc.	241,523	3,961
*	TTM Technologies Inc.	279,285	3,511
*	ePlus Inc.	72,313	3,391
*	Knowles Corp.	148,329	3,231
*	FormFactor Inc.	77,478	3,137
*	Photronics Inc.	163,013	3,003
	Badger Meter Inc.	27,290	2,713
*	Bottomline Technologies DE Inc.	47,666	2,700
	Methode Electronics Inc.	56,979	2,600
	InterDigital Inc.	39,459	2,542
	Benchmark Electronics Inc.	93,870	2,454
*	Consensus Cloud Solutions Inc.	43,031	2,395
	Xperi Holding Corp.	133,741	2,316
	CSG Systems International Inc.	35,678	2,202
*	ScanSource Inc.	68,047	2,149
	EVERTEC Inc.	52,545	2,121
*	NETGEAR Inc.	77,965	2,075
*	OSI Systems Inc.	25,358	2,046
*	Unisys Corp.	93,687	2,002
	Ebix Inc.	63,509	1,874
*	Cohu Inc.	54,504	1,699
*	Plantronics Inc.	59,385	1,673
	CTS Corp.	42,265	1,603
		Shares	Market Value• ($000)
	Comtech Telecommunications Corp.	70,464	1,450
	PC Connection Inc.	29,341	1,432
*	FARO Technologies Inc.	25,367	1,389
*	LivePerson Inc.	66,665	1,352
*	SMART Global Holdings Inc.	48,150	1,322
*,1	Corsair Gaming Inc.	53,602	1,237
*	Ichor Holdings Ltd.	32,742	1,153
*	Digi International Inc.	48,328	970
*	Arlo Technologies Inc.	98,854	917
*	PDF Solutions Inc.	29,783	815
*	Agilysys Inc.	19,169	806
*	CalAmp Corp.	95,689	676
*	OneSpan Inc.	46,712	644
*	BM Technologies Inc.	1,309	12
			106,176
Materials (7.4%)
*	Arconic Corp.	284,591	8,737
	Innospec Inc.	65,853	6,289
	Stepan Co.	56,920	5,898
	Trinseo plc	103,779	5,392
*	O-I Glass Inc.	419,111	5,356
	Compass Minerals International Inc.	90,994	5,334
	HB Fuller Co.	75,834	5,185
	Carpenter Technology Corp.	128,825	4,946
*	Allegheny Technologies Inc.	187,145	4,817
*	GCP Applied Technologies Inc.	143,470	4,531
	Warrior Met Coal Inc.	137,484	4,331
	Kaiser Aluminum Corp.	42,417	4,093
*	Kraton Corp.	86,020	3,970
*	Sylvamo Corp.	94,438	3,296
	Quaker Chemical Corp.	15,092	2,801
	Schweitzer-Mauduit International Inc.	84,285	2,631
*	Ferro Corp.	116,922	2,541
*	TimkenSteel Corp.	109,625	1,977
	Materion Corp.	22,887	1,912
	SunCoke Energy Inc.	221,927	1,760
	Neenah Inc.	44,983	1,752
*	Century Aluminum Co.	74,004	1,748
	Glatfelter Corp.	118,627	1,630
*	Koppers Holdings Inc.	56,766	1,625
	Mercer International Inc.	107,318	1,435
	AdvanSix Inc.	34,481	1,381
*	Clearwater Paper Corp.	44,714	1,289
	American Vanguard Corp.	72,011	1,085
	Hawkins Inc.	23,179	1,049
*	Rayonier Advanced Materials Inc.	170,606	1,001
	Myers Industries Inc.	55,253	918

S&P Small-Cap 600 Value Index Fund
		Shares	Market Value• ($000)
	Tredegar Corp.	69,028	795
	Olympic Steel Inc.	24,832	665
	Haynes International Inc.	14,787	541
	FutureFuel Corp.	69,205	509
			103,220
Real Estate (8.8%)
	Agree Realty Corp.	102,542	6,578
	Brandywine Realty Trust	457,193	6,094
	LXP Industrial Trust	377,923	5,843
*	Realogy Holdings Corp.	311,602	5,665
*	Xenia Hotels & Resorts Inc.	305,195	5,658
*	DiamondRock Hospitality Co.	562,866	5,375
	Easterly Government Properties Inc. Class A	230,290	4,795
	Alexander & Baldwin Inc.	193,941	4,350
	Essential Properties Realty Trust Inc.	156,096	3,946
	Global Net Lease Inc.	277,049	3,937
	Service Properties Trust	441,559	3,811
*	Veris Residential Inc.	214,116	3,619
	LTC Properties Inc.	105,360	3,564
	Uniti Group Inc.	265,554	3,444
	SITE Centers Corp.	216,250	3,363
	Office Properties Income Trust	129,580	3,246
	Retail Opportunity Investments Corp.	165,844	3,012
	Washington REIT	126,932	2,965
	Urban Edge Properties	162,048	2,953
	American Assets Trust Inc.	80,311	2,936
	Acadia Realty Trust	132,655	2,844
*	Summit Hotel Properties Inc.	285,079	2,819
	Four Corners Property Trust Inc.	105,166	2,774
*	Orion Office REIT Inc.	145,223	2,473
	CareTrust REIT Inc.	137,092	2,399
	Industrial Logistics Properties Trust	102,859	2,301
	iStar Inc.	81,489	2,047
	Diversified Healthcare Trust	636,905	1,834
*	Chatham Lodging Trust	129,964	1,787
	Getty Realty Corp.	56,822	1,565
	RE/MAX Holdings Inc. Class A	50,312	1,491
	Franklin Street Properties Corp.	254,513	1,471
*	Marcus & Millichap Inc.	29,432	1,464
	Whitestone REIT	123,039	1,449
	RPT Realty	110,024	1,425
	Centerspace	13,706	1,288
	Shares	Market Value• ($000)
Community Healthcare Trust Inc.	25,815	1,077
Armada Hoffler Properties Inc.	63,689	935
Universal Health Realty Income Trust	15,802	903
* Hersha Hospitality Trust Class A	88,874	820
Urstadt Biddle Properties Inc. Class A	37,124	699
Saul Centers Inc.	10,722	494
		121,513
Utilities (2.6%)
South Jersey Industries Inc.	300,368	10,191
Avista Corp.	189,146	8,442
Northwest Natural Holding Co.	82,205	4,275
California Water Service Group	57,740	3,287
Chesapeake Utilities Corp.	22,633	3,009
American States Water Co.	33,494	2,819
Unitil Corp.	42,581	2,150
Middlesex Water Co.	14,460	1,446
		35,619
Total Common Stocks (Cost $1,344,988)		1,386,664
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[3,4] Vanguard Market Liquidity Fund, 0.138% (Cost $7,526)	75,266	7,526
Total Investments (100.4%) (Cost $1,352,514)		1,394,190
Other Assets and Liabilities—Net (-0.4%)		(5,901)
Net Assets (100%)		1,388,289
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $7,171,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $7,434,000 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

S&P Small-Cap 600 Value Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2022	17	1,738	72

See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Value Index Fund
Statement of Assets and Liabilities
As of February 28, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $1,344,988)	1,386,664
Affiliated Issuers (Cost $7,526)	7,526
Total Investments in Securities	1,394,190
Investment in Vanguard	45
Cash	215
Cash Collateral Pledged—Futures Contracts	80
Receivables for Investment Securities Sold	1,034
Receivables for Accrued Income	857
Receivables for Capital Shares Issued	90
Variation Margin Receivable—Futures Contracts	4
Total Assets	1,396,515
Liabilities
Payables for Investment Securities Purchased	677
Collateral for Securities on Loan	7,434
Payables for Capital Shares Redeemed	43
Payables to Vanguard	72
Total Liabilities	8,226
Net Assets	1,388,289

S&P Small-Cap 600 Value Index Fund
Statement of Assets and Liabilities (continued)
At February 28, 2022, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	1,322,554
Total Distributable Earnings (Loss)	65,735
Net Assets	1,388,289

ETF Shares—Net Assets
Applicable to 7,375,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,303,298
Net Asset Value Per Share—ETF Shares	$176.72

Institutional Shares—Net Assets
Applicable to 229,763 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	84,991
Net Asset Value Per Share—Institutional Shares	$369.91
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Value Index Fund
Statement of Operations

Six Months Ended February 28, 2022
($000)
Investment Income
Income
Dividends[1]	10,425
Interest[2]	1
Securities Lending—Net	9
Total Income	10,435
Expenses
The Vanguard Group—Note B
Investment Advisory Services	34
Management and Administrative—ETF Shares	843
Management and Administrative—Institutional Shares	22
Marketing and Distribution—ETF Shares	24
Marketing and Distribution—Institutional Shares	2
Custodian Fees	33
Shareholders’ Reports—ETF Shares	35
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	—
Other Expenses	8
Total Expenses	1,001
Net Investment Income	9,434
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	124,299
Futures Contracts	(7)
Realized Net Gain (Loss)	124,292
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(131,767)
Futures Contracts	48
Change in Unrealized Appreciation (Depreciation)	(131,719)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,007
1	Dividends are net of foreign withholding taxes of $12,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,000, less than $1,000, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $155,287,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Value Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2022	Year Ended August 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	9,434	17,195
Realized Net Gain (Loss)	124,292	114,550
Change in Unrealized Appreciation (Depreciation)	(131,719)	245,297
Net Increase (Decrease) in Net Assets Resulting from Operations	2,007	377,042
Distributions
ETF Shares	(14,307)	(12,466)
Institutional Shares	(772)	(894)
Total Distributions	(15,079)	(13,360)
Capital Share Transactions
ETF Shares	(11,359)	491,658
Institutional Shares	16,654	(1,682)
Net Increase (Decrease) from Capital Share Transactions	5,295	489,976
Total Increase (Decrease)	(7,777)	853,658
Net Assets
Beginning of Period	1,396,066	542,408
End of Period	1,388,289	1,396,066
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Value Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2022	Year Ended August 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$177.64	$112.51	$123.23	$149.05	$118.23	$106.98
Investment Operations
Net Investment Income[1]	1.217	2.592	2.182	2.141	2.087	1.749
Net Realized and Unrealized Gain (Loss) on Investments	(.165)	64.624	(10.786)	(25.811)	30.593	11.165
Total from Investment Operations	1.052	67.216	(8.604)	(23.670)	32.680	12.914
Distributions
Dividends from Net Investment Income	(1.972)	(2.086)	(2.116)	(2.150)	(1.860)	(1.664)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.972)	(2.086)	(2.116)	(2.150)	(1.860)	(1.664)
Net Asset Value, End of Period	$176.72	$177.64	$112.51	$123.23	$149.05	$118.23
Total Return	0.59%	60.19%	-7.08%	-15.93%	27.84%	12.11%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,303	$1,328	$501	$373	$410	$210
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.15%	0.15%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	1.44%	1.61%	1.90%	1.66%	1.54%	1.49%
Portfolio Turnover Rate[2]	28%	30%	46%	39%	34%	46%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Value Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2022	Year Ended August 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$371.84	$235.47	$257.69	$311.75	$247.26	$223.74
Investment Operations
Net Investment Income[1]	2.551	5.457	4.805	4.609	4.630	3.829
Net Realized and Unrealized Gain (Loss) on Investments	(.218)	135.457	(22.489)	(53.914)	64.065	23.461
Total from Investment Operations	2.333	140.914	(17.684)	(49.305)	68.695	27.290
Distributions
Dividends from Net Investment Income	(4.263)	(4.544)	(4.536)	(4.755)	(4.205)	(3.770)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(4.263)	(4.544)	(4.536)	(4.755)	(4.205)	(3.770)
Net Asset Value, End of Period	$369.91	$371.84	$235.47	$257.69	$311.75	$247.26
Total Return	0.65%	60.32%	-6.94%	-15.87%	28.01%	12.25%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$85	$68	$42	$35	$32	$12
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.44%	1.67%	2.00%	1.73%	1.66%	1.61%
Portfolio Turnover Rate[2]	28%	30%	46%	39%	34%	46%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Value Index Fund
Notes to Financial Statements
Vanguard S&P Small-Cap 600 Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2022, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

S&P Small-Cap 600 Value Index Fund
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow

S&P Small-Cap 600 Value Index Fund
money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2022, the fund had contributed to Vanguard capital in the amount of $45,000, representing less than 0.01% of the fund’s net assets and 0.02% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

S&P Small-Cap 600 Value Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of February 28, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,386,664	—	—	1,386,664
Temporary Cash Investments	7,526	—	—	7,526
Total	1,394,190	—	—	1,394,190

Derivative Financial Instruments
Assets
Futures Contracts[1]	72	—	—	72
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	As of February 28, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,356,780
Gross Unrealized Appreciation	146,599
Gross Unrealized Depreciation	(109,117)
Net Unrealized Appreciation (Depreciation)	37,482
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2021, the fund had available capital losses totaling $97,048,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2022; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended February 28, 2022, the fund purchased $884,672,000 of investment securities and sold $884,165,000 of investment securities, other than temporary cash investments. Purchases and sales include $432,120,000 and $496,630,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2022, such purchases were $244,337,000 and sales were $124,650,000, resulting in net realized loss of $4,546,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

S&P Small-Cap 600 Value Index Fund
F.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2022		Year Ended August 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	493,547	2,775	867,064	5,475
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(504,906)	(2,875)	(375,406)	(2,450)
Net Increase (Decrease)—ETF Shares	(11,359)	(100)	491,658	3,025
Institutional Shares
Issued	24,562	68	23,407	80
Issued in Lieu of Cash Distributions	669	2	782	3
Redeemed	(8,577)	(24)	(25,871)	(76)
Net Increase (Decrease)—Institutional Shares	16,654	46	(1,682)	7
G.	Market disruptions associated with current geopolitical events have had a global impact, and uncertainty exists as to their implications. Such disruptions can adversely affect assets and thus performance of the fund; at this time, an aggregate effect on assets and performance cannot be reasonably estimated. Management is continuing to monitor these developments and evaluate impacts they may have on the fund.
Management has determined that no other events or transactions occurred subsequent to February 28, 2022, that would require recognition or disclosure in these financial statements.

S&P Small-Cap 600 Growth Index Fund
Fund Allocation
As of February 28, 2022
Communication Services	1.4%
Consumer Discretionary	11.7
Consumer Staples	4.6
Energy	5.3
Financials	16.8
Health Care	14.5
Industrials	14.7
Information Technology	18.8
Materials	3.5
Real Estate	7.4
Utilities	1.3
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

S&P Small-Cap 600 Growth Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (100.0%)
Communication Services (1.4%)
*	TechTarget Inc.	29,131	2,283
	Cogent Communications Holdings Inc.	31,892	2,022
*	Cinemark Holdings Inc.	62,272	1,092
*	EW Scripps Co. Class A	29,586	659
*	Thryv Holdings Inc.	19,102	581
*	Cars.com Inc.	35,818	579
*	Gannett Co. Inc.	60,832	302
			7,518
Consumer Discretionary (11.7%)
	Signet Jewelers Ltd.	59,616	4,203
*	Gentherm Inc.	37,336	3,168
*	LGI Homes Inc.	23,998	3,027
*	Boot Barn Holdings Inc.	33,261	2,894
*	Cavco Industries Inc.	9,590	2,614
	Installed Building Products Inc.	26,366	2,550
	Steven Madden Ltd.	57,570	2,456
	Shutterstock Inc.	26,277	2,379
	LCI Industries	19,020	2,368
*	Vista Outdoor Inc.	64,377	2,347
*	Asbury Automotive Group Inc.	11,695	2,270
	Century Communities Inc.	33,376	2,127
*	Dorman Products Inc.	21,418	2,001
*	Meritage Homes Corp.	19,702	1,942
*	Shake Shack Inc. Class A	24,213	1,809
*	Sleep Number Corp.	25,428	1,671
	Jack in the Box Inc.	16,779	1,447
	Sturm Ruger & Co. Inc.	19,764	1,431
	Kontoor Brands Inc.	27,289	1,352
*	XPEL Inc.	18,587	1,349
	Winnebago Industries Inc.	19,195	1,230
*	Abercrombie & Fitch Co. Class A	31,233	1,189
	Buckle Inc.	32,963	1,187
*	Monarch Casino & Resort Inc.	14,718	1,147
*	MarineMax Inc.	24,458	1,119
		Shares	Market Value• ($000)
*	iRobot Corp.	16,676	1,037
	Oxford Industries Inc.	11,405	1,008
*	Children's Place Inc.	15,731	990
	Wolverine World Wide Inc.	42,618	981
*	Sally Beauty Holdings Inc.	55,940	967
	Rent-A-Center Inc.	32,653	928
	Dine Brands Global Inc.	10,457	877
*	Dave & Buster's Entertainment Inc.	19,539	847
	Patrick Industries Inc.	11,880	847
	Hibbett Inc.	16,929	763
	Monro Inc.	16,222	757
	Movado Group Inc.	18,566	732
	Shoe Carnival Inc.	19,692	574
*	Liquidity Services Inc.	29,896	515
*	Genesco Inc.	7,669	492
*	Barnes & Noble Education Inc.	40,616	223
*	Golden Entertainment Inc.	3,127	178
			63,993
Consumer Staples (4.6%)
*	Simply Good Foods Co.	94,751	3,755
*	Celsius Holdings Inc.	42,865	2,739
	Coca-Cola Consolidated Inc.	5,216	2,592
*	United Natural Foods Inc.	63,306	2,547
	Medifast Inc.	13,051	2,428
	WD-40 Co.	8,927	1,892
	Inter Parfums Inc.	19,965	1,854
	Vector Group Ltd.	147,192	1,650
*	elf Beauty Inc.	53,845	1,423
	J & J Snack Foods Corp.	7,360	1,205
	MGP Ingredients Inc.	14,082	1,121
*	USANA Health Sciences Inc.	8,787	773
	National Beverage Corp.	14,957	658
	Tootsie Roll Industries Inc.	9,732	328
			24,965
Energy (5.3%)
	Matador Resources Co.	123,932	6,147
	SM Energy Co.	136,474	4,846
*	Range Resources Corp.	186,711	4,285
	Civitas Resources Inc.	80,952	4,086

S&P Small-Cap 600 Growth Index Fund
		Shares	Market Value• ($000)
*	Southwestern Energy Co.	729,916	3,642
*	Callon Petroleum Co.	53,291	3,004
*	Laredo Petroleum Inc.	10,806	827
*	Ranger Oil Corp.	23,720	801
	Core Laboratories NV	21,867	603
	Dorian LPG Ltd.	31,152	429
			28,670
Financials (16.8%)
	ServisFirst Bancshares Inc.	54,843	4,792
	Walker & Dunlop Inc.	33,119	4,582
	Investors Bancorp Inc.	253,241	4,239
*	Trupanion Inc.	38,552	3,455
*	Axos Financial Inc.	60,160	3,293
	First Bancorp	231,054	3,263
	United Community Banks Inc.	75,216	2,908
	Flagstar Bancorp Inc.	59,377	2,706
*	Triumph Bancorp Inc.	26,534	2,662
	Piper Sandler Cos.	15,866	2,348
	Lakeland Financial Corp.	28,457	2,283
	Veritex Holdings Inc.	55,387	2,250
	Ameris Bancorp	42,349	2,096
*	Customers Bancorp Inc.	33,506	2,062
	Assured Guaranty Ltd.	32,976	2,044
	Community Bank System Inc.	27,857	2,032
	Meta Financial Group Inc.	35,583	1,971
	Virtus Investment Partners Inc.	8,022	1,930
	Independent Bank Corp. (Massachusetts)	22,381	1,925
*	Bancorp Inc.	64,012	1,876
	Pacific Premier Bancorp Inc.	46,609	1,804
*	Palomar Holdings Inc.	27,157	1,750
*	Enova International Inc.	40,904	1,668
	WSFS Financial Corp.	32,335	1,644
	Park National Corp.	10,229	1,371
	Redwood Trust Inc.	128,984	1,340
	Eagle Bancorp Inc.	21,201	1,270
	Seacoast Banking Corp. of Florida	34,128	1,251
	Preferred Bank	15,421	1,210
	HomeStreet Inc.	23,002	1,184
	Hilltop Holdings Inc.	34,797	1,076
	B. Riley Financial Inc.	17,969	1,070
*	Donnelley Financial Solutions Inc.	32,806	1,053
	Banner Corp.	16,566	1,021
	Stewart Information Services Corp.	14,808	1,005
	Brightsphere Investment Group Inc.	40,162	959
	Southside Bancshares Inc.	22,870	954
	First Commonwealth Financial Corp.	58,727	948
		Shares	Market Value• ($000)
	Provident Financial Services Inc.	39,859	946
*	World Acceptance Corp.	4,746	933
*	Encore Capital Group Inc.	13,387	883
	BancFirst Corp.	11,261	880
	National Bank Holdings Corp. Class A	19,766	877
	First Bancorp (XNGS)	19,417	871
	FB Financial Corp.	19,278	857
	OFG Bancorp	28,033	790
	Brookline Bancorp Inc.	38,424	659
	City Holding Co.	8,162	650
	Dime Community Bancshares Inc.	17,909	609
	Central Pacific Financial Corp.	19,505	569
	HCI Group Inc.	8,993	560
	Banc of California Inc.	27,380	538
	Hanmi Financial Corp.	19,152	500
*	Blucora Inc.	24,111	480
	Ellington Financial Inc.	26,999	477
	Tompkins Financial Corp.	5,876	465
	Northfield Bancorp Inc.	28,304	444
	WisdomTree Investments Inc.	75,907	427
	KKR Real Estate Finance Trust Inc.	19,477	418
	Greenhill & Co. Inc.	15,601	276
*	Selectquote Inc.	68,676	214
			91,618
Health Care (14.5%)
*	Omnicell Inc.	49,375	6,383
*	AMN Healthcare Services Inc.	53,117	5,638
*	Cytokinetics Inc.	94,237	3,328
	CONMED Corp.	21,024	3,073
	Ensign Group Inc.	31,829	2,675
*	Vericel Corp.	52,584	2,167
*	Lantheus Holdings Inc.	44,920	2,148
*	Merit Medical Systems Inc.	32,517	2,115
*	Xencor Inc.	65,652	2,056
*	Apollo Medical Holdings Inc.	42,442	2,042
*	Pacira BioSciences Inc.	30,562	2,038
*	Supernus Pharmaceuticals Inc.	59,816	1,911
*	Ligand Pharmaceuticals Inc.	18,768	1,900
*	Prestige Consumer Healthcare Inc.	29,808	1,774
*	Heska Corp.	12,026	1,708
*	CorVel Corp.	10,550	1,678
*	NeoGenomics Inc.	76,030	1,628
*	Glaukos Corp.	27,425	1,517
*	Community Health Systems Inc.	139,512	1,466
*	Corcept Therapeutics Inc.	65,136	1,452
*	Avid Bioservices Inc.	68,900	1,411

S&P Small-Cap 600 Growth Index Fund
		Shares	Market Value• ($000)
*	Fulgent Genetics Inc.	21,781	1,357
*	Innoviva Inc.	70,236	1,349
*	RadNet Inc.	49,887	1,231
*	Myriad Genetics Inc.	46,705	1,139
*	Allscripts Healthcare Solutions Inc.	53,767	1,046
*	AngioDynamics Inc.	43,472	1,023
	LeMaitre Vascular Inc.	21,548	1,023
*	Nektar Therapeutics	93,412	957
*	ModivCare Inc.	7,898	932
*	OptimizeRx Corp.	19,987	905
*	Cross Country Healthcare Inc.	39,753	888
	Mesa Laboratories Inc.	3,467	885
*	Enanta Pharmaceuticals Inc.	12,142	855
*	Coherus Biosciences Inc.	71,683	845
*	Endo International plc	262,826	817
*	iTeos Therapeutics Inc.	22,571	815
*	Meridian Bioscience Inc.	31,209	790
*	Amphastar Pharmaceuticals Inc.	28,180	781
*	BioLife Solutions Inc.	32,960	775
*	Collegium Pharmaceutical Inc.	38,882	757
*	uniQure NV	40,534	689
*	Varex Imaging Corp.	28,364	670
*	Joint Corp.	16,211	665
*	Addus HomeCare Corp.	7,703	655
*	Tivity Health Inc.	23,324	636
	US Physical Therapy Inc.	6,536	601
*	Harmony Biosciences Holdings Inc.	14,364	574
*	Organogenesis Holdings Inc. Class A	70,898	527
*	REGENXBIO Inc.	19,049	499
*	Cara Therapeutics Inc.	47,502	493
*	Vanda Pharmaceuticals Inc.	40,104	456
*	Surmodics Inc.	10,141	455
*	Cutera Inc.	11,580	444
	Simulations Plus Inc.	10,606	418
*	Cardiovascular Systems Inc.	19,157	403
*	HealthStream Inc.	15,336	314
*	Eagle Pharmaceuticals Inc.	6,265	297
*	Anika Therapeutics Inc.	8,608	280
*	ANI Pharmaceuticals Inc.	7,182	269
*	Pennant Group Inc.	15,519	252
	Zynex Inc.	24,530	154
*	Tabula Rasa HealthCare Inc.	6,123	35
*,1	Lantheus Holdings Inc. CVR	35,713	—
			79,064
Industrials (14.7%)
	UFP Industries Inc.	69,552	5,964
*	Chart Industries Inc.	40,023	5,779
	Exponent Inc.	58,556	5,549
	Matson Inc.	47,234	5,232
		Shares	Market Value• ($000)
	Korn Ferry	61,236	4,058
	Mueller Industries Inc.	64,463	3,678
	Comfort Systems USA Inc.	40,493	3,482
	Forward Air Corp.	30,283	3,125
	ArcBest Corp.	28,726	2,662
	Encore Wire Corp.	22,759	2,650
	John Bean Technologies Corp.	22,839	2,589
	Franklin Electric Co. Inc.	29,351	2,482
	SPX FLOW Inc.	28,775	2,471
	Hillenbrand Inc.	44,293	2,113
	Applied Industrial Technologies Inc.	18,599	1,880
	AAON Inc.	31,168	1,825
*	Triumph Group Inc.	72,673	1,820
*	MYR Group Inc.	18,953	1,701
	Aerojet Rocketdyne Holdings Inc.	43,788	1,697
	Boise Cascade Co.	21,212	1,696
	Albany International Corp. Class A	18,179	1,596
	Federal Signal Corp.	41,902	1,513
*	GMS Inc.	27,177	1,474
*	NV5 Global Inc.	13,321	1,429
	Brady Corp. Class A	25,066	1,155
*	SPX Corp.	21,453	1,088
*	AeroVironment Inc.	14,014	996
	Lindsay Corp.	7,239	950
	Heidrick & Struggles International Inc.	22,036	942
*	Gibraltar Industries Inc.	17,276	835
	Insteel Industries Inc.	21,795	809
	Tennant Co.	8,965	706
	Standex International Corp.	6,591	698
	Alamo Group Inc.	4,675	650
*	Forrester Research Inc.	12,507	649
*	PGT Innovations Inc.	30,180	649
	Enerpac Tool Group Corp. Class A	32,549	561
*	Viad Corp.	12,238	428
	Interface Inc. Class A	29,892	390
	Park Aerospace Corp.	9,618	133
			80,104
Information Technology (18.8%)
*	Vonage Holdings Corp.	283,740	5,766
*	Rogers Corp.	21,050	5,747
*	SPS Commerce Inc.	40,410	5,247
*	MaxLinear Inc. Class A	79,333	4,867
*	Onto Innovation Inc.	55,373	4,774
*	Diodes Inc.	50,579	4,531
*	ExlService Holdings Inc.	37,428	4,521
*	Fabrinet	41,592	4,165
*	Perficient Inc.	37,011	3,771
	Kulicke & Soffa Industries Inc.	69,631	3,637

S&P Small-Cap 600 Growth Index Fund
		Shares	Market Value• ($000)
	Advanced Energy Industries Inc.	42,319	3,633
*	Alarm.com Holdings Inc.	51,738	3,406
*	Rambus Inc.	122,890	3,318
*	Viavi Solutions Inc.	165,525	2,715
*	Axcelis Technologies Inc.	37,426	2,591
*	3D Systems Corp.	143,495	2,557
*	Ultra Clean Holdings Inc.	50,440	2,311
*	FormFactor Inc.	55,338	2,241
	Progress Software Corp.	49,246	2,171
	Badger Meter Inc.	21,356	2,123
	EVERTEC Inc.	44,968	1,815
*	Extreme Networks Inc.	145,877	1,676
*	8x8 Inc.	128,168	1,661
	TTEC Holdings Inc.	20,583	1,636
*	Veeco Instruments Inc.	56,805	1,623
	CSG Systems International Inc.	21,664	1,337
*	Bottomline Technologies DE Inc.	23,490	1,330
	InterDigital Inc.	17,909	1,154
	ADTRAN Inc.	54,643	1,125
*	Harmonic Inc.	115,364	1,074
	Xperi Holding Corp.	61,138	1,059
*	CEVA Inc.	25,840	1,053
*	Cohu Inc.	31,762	990
*	LivePerson Inc.	45,892	931
*	Knowles Corp.	41,488	904
*	SMART Global Holdings Inc.	31,778	872
	Methode Electronics Inc.	18,893	862
*	Unisys Corp.	36,254	775
*	Diebold Nixdorf Inc.	81,962	713
	CTS Corp.	18,487	701
*	OSI Systems Inc.	8,070	651
*	Plantronics Inc.	23,071	650
*	Ichor Holdings Ltd.	18,214	642
*	Agilysys Inc.	13,777	579
*	PDF Solutions Inc.	21,170	579
*	FARO Technologies Inc.	9,830	538
*	Arlo Technologies Inc.	53,097	493
*	Digi International Inc.	18,032	362
*	Corsair Gaming Inc.	14,473	334
*	OneSpan Inc.	18,942	261
			102,472
Materials (3.5%)
	Balchem Corp.	36,386	5,034
*	Livent Corp.	181,531	4,275
	HB Fuller Co.	27,189	1,859
*	Allegheny Technologies Inc.	64,405	1,658
	Quaker Chemical Corp.	8,755	1,625
	Materion Corp.	13,334	1,114
*	Ferro Corp.	43,742	950
	AdvanSix Inc.	17,086	684
*	Century Aluminum Co.	25,546	603
	Hawkins Inc.	11,413	517
		Shares	Market Value• ($000)
	Haynes International Inc.	8,134	297
	Myers Industries Inc.	17,424	290
			18,906
Real Estate (7.4%)
	Innovative Industrial Properties Inc.	26,886	5,067
	Independence Realty Trust Inc.	117,604	2,972
	LXP Industrial Trust	158,866	2,456
	Agree Realty Corp.	35,259	2,262
	NexPoint Residential Trust Inc.	25,562	2,172
	St. Joe Co.	37,089	2,004
	Uniti Group Inc.	154,005	1,997
	Tanger Factory Outlet Centers Inc.	116,784	1,948
	Essential Properties Realty Trust Inc.	71,012	1,795
	SITE Centers Corp.	111,066	1,727
	Retail Opportunity Investments Corp.	66,747	1,212
	Four Corners Property Trust Inc.	42,494	1,121
	iStar Inc.	43,760	1,099
	Urban Edge Properties	55,720	1,015
	Washington REIT	41,886	979
	Safehold Inc.	15,904	976
	Centerspace	10,280	966
	Acadia Realty Trust	43,776	939
	American Assets Trust Inc.	25,445	930
	CareTrust REIT Inc.	51,295	898
*	Marcus & Millichap Inc.	15,741	783
	Industrial Logistics Properties Trust	30,161	675
	Community Healthcare Trust Inc.	15,526	647
	RPT Realty	48,350	626
	Armada Hoffler Properties Inc.	42,199	620
	Getty Realty Corp.	20,292	559
*	Douglas Elliman Inc.	73,364	553
	Saul Centers Inc.	10,066	463
	Universal Health Realty Income Trust	7,787	445
	Urstadt Biddle Properties Inc. Class A	18,113	341
			40,247
Utilities (1.3%)
	American States Water Co.	27,396	2,305
	California Water Service Group	34,865	1,985

S&P Small-Cap 600 Growth Index Fund
	Shares	Market Value• ($000)
Chesapeake Utilities Corp.	10,296	1,369
Middlesex Water Co.	13,559	1,356
		7,015
Total Common Stocks (Cost $498,384)		544,572
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[2] Vanguard Market Liquidity Fund, 0.138% (Cost $1)	5	1
Total Investments (100.0%) (Cost $498,385)		544,573
Other Assets and Liabilities—Net (0.0%)		83
Net Assets (100%)		544,656
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2022	2	204	—

See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Growth Index Fund
Statement of Assets and Liabilities
As of February 28, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $498,384)	544,572
Affiliated Issuers (Cost $1)	1
Total Investments in Securities	544,573
Investment in Vanguard	18
Receivables for Investment Securities Sold	485
Receivables for Accrued Income	171
Receivables for Capital Shares Issued	53
Variation Margin Receivable—Futures Contracts	—
Total Assets	545,300
Liabilities
Due to Custodian	385
Payables for Investment Securities Purchased	230
Payables to Vanguard	29
Total Liabilities	644
Net Assets	544,656
At February 28, 2022, net assets consisted of:

Paid-in Capital	568,859
Total Distributable Earnings (Loss)	(24,203)
Net Assets	544,656

ETF Shares—Net Assets
Applicable to 2,525,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	544,656
Net Asset Value Per Share—ETF Shares	$215.71
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Growth Index Fund
Statement of Operations

Six Months Ended February 28, 2022
($000)
Investment Income
Income
Dividends[1]	2,197
Interest[2]	—
Securities Lending—Net	33
Total Income	2,230
Expenses
The Vanguard Group—Note B
Investment Advisory Services	31
Management and Administrative	348
Marketing and Distribution	11
Custodian Fees	13
Shareholders’ Reports	20
Trustees’ Fees and Expenses	—
Other Expenses	8
Total Expenses	431
Net Investment Income	1,799
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	3,514
Futures Contracts	11
Realized Net Gain (Loss)	3,525
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(46,880)
Futures Contracts	1
Change in Unrealized Appreciation (Depreciation)	(46,879)
Net Increase (Decrease) in Net Assets Resulting from Operations	(41,555)
1	Dividends are net of foreign withholding taxes of $3,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were less than $1,000. Purchases and sales are for temporary cash investment purposes.
3	Includes $37,537,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Growth Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2022	Year Ended August 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,799	3,741
Realized Net Gain (Loss)	3,525	60,799
Change in Unrealized Appreciation (Depreciation)	(46,879)	92,986
Net Increase (Decrease) in Net Assets Resulting from Operations	(41,555)	157,526
Distributions
Total Distributions	(3,186)	(2,856)
Capital Share Transactions
Issued	161,006	342,033
Issued in Lieu of Cash Distributions	—	—
Redeemed	(137,063)	(257,126)
Net Increase (Decrease) from Capital Share Transactions	23,943	84,907
Total Increase (Decrease)	(20,798)	239,577
Net Assets
Beginning of Period	565,454	325,877
End of Period	544,656	565,454
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Growth Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2022	Year Ended August 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$233.18	$158.96	$152.33	$179.42	$132.10	$117.25
Investment Operations
Net Investment Income[1]	.710	1.625	1.464	1.475	1.222	1.222
Net Realized and Unrealized Gain (Loss) on Investments	(16.909)	73.892	6.656	(27.154)	47.288	14.762
Total from Investment Operations	(16.199)	75.517	8.120	(25.679)	48.510	15.984
Distributions
Dividends from Net Investment Income	(1.271)	(1.297)	(1.490)	(1.411)	(1.190)	(1.134)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.271)	(1.297)	(1.490)	(1.411)	(1.190)	(1.134)
Net Asset Value, End of Period	$215.71	$233.18	$158.96	$152.33	$179.42	$132.10
Total Return	-6.98%	47.68%	5.37%	-14.32%	36.92%	13.67%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$545	$565	$326	$392	$547	$264
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.15%	0.16%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	0.62%	0.79%	0.97%	0.94%	0.80%	0.95%
Portfolio Turnover Rate[2]	32%	35%	57%	47%	37%	48%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Growth Index Fund
Notes to Financial Statements
Vanguard S&P Small-Cap 600 Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. The fund has not issued any Institutional Shares as of February 28, 2022.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2022, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

S&P Small-Cap 600 Growth Index Fund
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow

S&P Small-Cap 600 Growth Index Fund
money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2022, the fund had contributed to Vanguard capital in the amount of $18,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

S&P Small-Cap 600 Growth Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of February 28, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	544,572	—	—	544,572
Temporary Cash Investments	1	—	—	1
Total	544,573	—	—	544,573

Derivative Financial Instruments
Assets
Futures Contracts[1]	—	—	—	—
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	As of February 28, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	499,036
Gross Unrealized Appreciation	81,106
Gross Unrealized Depreciation	(35,569)
Net Unrealized Appreciation (Depreciation)	45,537
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2021, the fund had available capital losses totaling $72,812,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2022; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended February 28, 2022, the fund purchased $345,302,000 of investment securities and sold $319,997,000 of investment securities, other than temporary cash investments. Purchases and sales include $143,423,000 and $137,876,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2022, such purchases were $141,951,000 and sales were $116,385,000, resulting in net realized loss of $25,445,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

S&P Small-Cap 600 Growth Index Fund
F.	Capital shares issued and redeemed were:

	Six Months Ended February 28, 2022	Year Ended August 31, 2021
	Shares (000)	Shares (000)
ETF Shares
Issued	700	1,750
Issued in Lieu of Cash Distributions	—	—
Redeemed	(600)	(1,375)
Net Increase (Decrease) in Shares Outstanding—ETF Shares	100	375
G.	Market disruptions associated with current geopolitical events have had a global impact, and uncertainty exists as to their implications. Such disruptions can adversely affect assets and thus performance of the fund; at this time, an aggregate effect on assets and performance cannot be reasonably estimated. Management is continuing to monitor these developments and evaluate impacts they may have on the fund.
Management has determined that no other events or transactions occurred subsequent to February 28, 2022, that would require recognition or disclosure in these financial statements.

The S&P SmallCap 600 Index, S&P SmallCap 600 Value Index, and S&P SmallCap 600 Growth Index (the “Indexes”) are products of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”), and have been licensed for use by Vanguard. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademarks have been licensed to SPDJI and have been sublicensed for use for certain purposes by Vanguard. Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund, and Vanguard S&P Small-Cap 600 Growth Index Fund are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices make no representation or warranty, express or implied, to the owners of Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund, and Vanguard S&P Small-Cap 600 Growth Index Fund or any member of the public regarding the advisability of investing in securities generally or in Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund, and Vanguard S&P Small-Cap 600 Growth Index Fund particularly or the ability of the S&P SmallCap 600 Index, S&P SmallCap 600 Value Index, and S&P SmallCap 600 Growth Index to track general market performance. S&P Dow Jones Indices’ only relationship to Vanguard with respect to the S&P SmallCap 600 Index, S&P SmallCap 600 Value Index, and S&P SmallCap 600 Growth Index is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P SmallCap 600 Index, S&P SmallCap 600 Value Index, and S&P SmallCap 600 Growth Index are determined, composed and calculated by S&P Dow Jones Indices without regard to Vanguard or Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund, and Vanguard S&P Small-Cap 600 Growth Index Fund. S&P Dow Jones Indices have no obligation to take the needs of Vanguard or the owners of Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund, and Vanguard S&P Small-Cap 600 Growth Index Fund into consideration in determining, composing or calculating the S&P SmallCap 600 Index, S&P SmallCap 600 Value Index, and S&P SmallCap 600 Growth Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices and amount of Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund, and Vanguard S&P Small-Cap 600 Growth Index Fund or the timing of the issuance or sale of Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund, and Vanguard S&P Small-Cap 600 Growth Index Fund or in the determination or calculation of the equation by which Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund, and Vanguard S&P Small-Cap 600 Growth Index Fund are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund, and Vanguard S&P Small- Cap 600 Growth Index Fund. There is no assurance that investment products based on the S&P SmallCap 600 Index, S&P SmallCap 600 Value Index, and S&P SmallCap 600 Growth Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF VANGUARD S&P SMALL-CAP 600 INDEX FUND, VANGUARD S&P SMALL-CAP 600 VALUE INDEX FUND, AND VANGUARD S&P SMALL-CAP 600 GROWTH INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND VANGUARD, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2022 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent No. 6,879,964.
Vanguard Marketing Corporation, Distributor.
Q18452 042022

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications filed herewith.

(b)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD ADMIRAL FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: April 20, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD ADMIRAL FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: April 20, 2022

VANGUARD ADMIRAL FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: April 20, 2022

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on November 29, 2021 (see File Number 33-64845), a Power of Attorney filed on October 12, 2021 (see File Number 33-23444), and a Power of Attorney filed on August 26, 2021 (see file Number 811-02652), Incorporated by Reference.